John Hancock
Multifactor ETFs
Quarterly portfolio holdings 1/31/2022

Funds’ investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$21,312,038
(Cost $20,687,619)
Communication services – 0.3%		61,847
Entertainment – 0.3%
Roku, Inc. (A)	377	61,847
Consumer discretionary – 93.3%		19,899,887
Auto components – 0.3%
Fox Factory Holding Corp. (A)	489	65,071
Automobiles – 11.9%
Ford Motor Company	20,424	414,607
General Motors Company (A)	7,828	412,770
Harley-Davidson, Inc.	1,830	63,263
Tesla, Inc. (A)	1,691	1,583,994
Thor Industries, Inc.	625	59,119
Distributors – 1.9%
Genuine Parts Company	1,703	226,891
LKQ Corp.	3,108	170,598
Diversified consumer services – 0.6%
Bright Horizons Family Solutions, Inc. (A)	705	90,529
Chegg, Inc. (A)	1,115	29,514
Hotels, restaurants and leisure – 21.0%
Airbnb, Inc., Class A (A)	480	73,906
Booking Holdings, Inc. (A)	96	235,788
Boyd Gaming Corp. (A)	1,053	62,611
Caesars Entertainment, Inc. (A)	1,939	147,635
Carnival Corp. (A)	7,699	152,517
Chipotle Mexican Grill, Inc. (A)	116	172,327
Choice Hotels International, Inc.	338	48,469
Churchill Downs, Inc.	383	80,545
Darden Restaurants, Inc.	1,540	215,400
Domino’s Pizza, Inc.	316	143,669
DraftKings, Inc., Class A (A)	2,770	61,189
Expedia Group, Inc. (A)	1,073	196,670
Hilton Worldwide Holdings, Inc. (A)	2,211	320,838
Hyatt Hotels Corp., Class A (A)	434	39,759
Las Vegas Sands Corp. (A)	1,962	85,936
Marriott International, Inc., Class A (A)	2,153	346,891
Marriott Vacations Worldwide Corp.	398	64,627
McDonald’s Corp.	1,940	503,333
MGM Resorts International	4,356	186,088
Norwegian Cruise Line Holdings, Ltd. (A)	3,315	69,051
Penn National Gaming, Inc. (A)	1,669	76,123
Planet Fitness, Inc., Class A (A)	755	66,923
Royal Caribbean Cruises, Ltd. (A)	2,039	158,655
Scientific Games Corp. (A)	465	26,831
Starbucks Corp.	3,103	305,087
Texas Roadhouse, Inc.	775	66,177
Vail Resorts, Inc.	453	125,526
Wyndham Hotels & Resorts, Inc.	1,039	87,224
Wynn Resorts, Ltd. (A)	775	66,224
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	2,364	$295,902
Household durables – 2.7%
Garmin, Ltd.	1,750	217,735
Helen of Troy, Ltd. (A)	287	60,078
Tempur Sealy International, Inc.	2,711	107,925
Whirlpool Corp.	924	194,216
Internet and direct marketing retail – 7.8%
Amazon.com, Inc. (A)	369	1,103,852
Chewy, Inc., Class A (A)(B)	501	23,853
DoorDash, Inc., Class A (A)	548	62,193
eBay, Inc.	3,883	233,252
Etsy, Inc. (A)	1,126	176,872
Wayfair, Inc., Class A (A)(B)	406	63,304
Leisure products – 2.6%
Brunswick Corp.	1,138	103,319
Hasbro, Inc.	1,395	129,010
Mattel, Inc. (A)	4,839	101,232
Peloton Interactive, Inc., Class A (A)	1,861	50,861
Polaris, Inc.	899	101,218
YETI Holdings, Inc. (A)	953	62,498
Multiline retail – 6.9%
Dollar General Corp.	1,558	324,812
Dollar Tree, Inc. (A)	2,786	365,579
Kohl’s Corp.	1,608	96,014
Macy’s, Inc.	2,478	63,437
Target Corp.	2,877	634,177
Specialty retail – 28.9%
Advance Auto Parts, Inc.	781	180,809
AutoNation, Inc. (A)	964	105,076
AutoZone, Inc. (A)	173	343,639
Bath & Body Works, Inc.	1,865	104,571
Best Buy Company, Inc.	3,979	395,035
Burlington Stores, Inc. (A)	573	135,761
CarMax, Inc. (A)	2,036	226,342
Carvana Company (A)	271	43,918
Dick’s Sporting Goods, Inc. (B)	946	109,168
Five Below, Inc. (A)	660	108,240
Floor & Decor Holdings, Inc., Class A (A)	1,154	125,463
Foot Locker, Inc.	802	35,833
GameStop Corp., Class A (A)	364	39,651
Lithia Motors, Inc.	325	94,942
Lowe’s Companies, Inc.	2,305	547,092
O’Reilly Automotive, Inc. (A)	648	422,334
Penske Automotive Group, Inc.	360	36,587
RH (A)	187	75,327
Ross Stores, Inc.	3,118	304,785
The Gap, Inc.	3,172	57,318
The Home Depot, Inc.	3,421	1,255,439
The TJX Companies, Inc.	6,575	473,203
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tractor Supply Company	1,853	$404,528
Ulta Beauty, Inc. (A)	773	281,171
Victoria’s Secret & Company (A)	1,030	57,505
Williams-Sonoma, Inc.	1,280	205,491
Textiles, apparel and luxury goods – 8.7%
Capri Holdings, Ltd. (A)	1,608	96,593
Columbia Sportswear Company	400	37,148
Crocs, Inc. (A)	478	49,052
Deckers Outdoor Corp. (A)	365	116,884
Hanesbrands, Inc.	6,470	104,167
Levi Strauss & Company, Class A	864	18,948
Lululemon Athletica, Inc. (A)	563	187,907
NIKE, Inc., Class B	4,223	625,300
PVH Corp.	685	65,082
Ralph Lauren Corp.	566	62,735
Skechers USA, Inc., Class A (A)	1,441	60,522
Tapestry, Inc.	3,005	114,040
Under Armour, Inc., Class A (A)	1,924	36,229
Under Armour, Inc., Class C (A)	1,997	31,932
VF Corp.	3,840	250,406
Consumer staples – 1.0%		207,310
Personal products – 1.0%
Coty, Inc., Class A (A)	1,798	15,247
The Estee Lauder Companies, Inc., Class A	616	192,063
Industrials – 5.4%		1,142,994
Building products – 1.5%
Allegion PLC	1,348	165,440
Fortune Brands Home & Security, Inc.	1,723	162,255
Commercial services and supplies – 1.8%
Copart, Inc. (A)	2,301	297,404
Rollins, Inc.	2,473	76,292
Road and rail – 1.6%
Avis Budget Group, Inc. (A)	307	54,087
Lyft, Inc., Class A (A)	2,243	86,400
Uber Technologies, Inc. (A)	5,518	206,373
Trading companies and distributors – 0.5%
SiteOne Landscape Supply, Inc. (A)	526	94,743

SHORT-TERM INVESTMENTS – 0.5%		$109,536
(Cost $109,537)
Short-term funds – 0.5%		109,536
John Hancock Collateral Trust, 0.0587% (C)(D)	1,822	18,225
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	91,311	$91,311
Total investments (Multifactor Consumer Discretionary ETF) (Cost $20,797,156) 100.5%		$21,421,574
Other assets and liabilities, net (0.5%)		(96,380)
Total net assets 100.0%		$21,325,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $126,802. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $109,027 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$24,595,439
(Cost $20,795,314)
Consumer discretionary – 0.8%		193,525
Household durables – 0.8%
Newell Brands, Inc.	8,338	193,525
Consumer staples – 95.6%		23,527,763
Beverages – 20.7%
Brown-Forman Corp., Class A	614	38,461
Brown-Forman Corp., Class B	5,619	378,889
Celsius Holdings, Inc. (A)	473	22,576
Constellation Brands, Inc., Class A	3,234	768,884
Keurig Dr. Pepper, Inc.	7,187	272,747
Molson Coors Beverage Company, Class B	4,110	195,883
Monster Beverage Corp. (A)	3,406	295,368
PepsiCo, Inc.	8,990	1,559,945
The Boston Beer Company, Inc., Class A (A)	161	67,754
The Coca-Cola Company	24,625	1,502,369
Food and staples retailing – 24.0%
Albertsons Companies, Inc., Class A	3,649	102,719
BJ’s Wholesale Club Holdings, Inc. (A)	3,050	187,484
Casey’s General Stores, Inc.	883	165,836
Costco Wholesale Corp.	3,087	1,559,336
Performance Food Group Company (A)	2,872	121,170
Sysco Corp.	8,810	688,502
The Kroger Company	19,717	859,464
U.S. Foods Holding Corp. (A)	4,553	160,539
Walgreens Boots Alliance, Inc.	14,844	738,637
Walmart, Inc.	9,489	1,326,657
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products – 29.4%
Archer-Daniels-Midland Company	11,283	$846,225
Beyond Meat, Inc. (A)(B)	589	38,362
Bunge, Ltd.	3,003	296,877
Campbell Soup Company	6,185	272,882
Conagra Brands, Inc.	9,897	344,020
Darling Ingredients, Inc. (A)	3,092	197,177
Freshpet, Inc. (A)	631	58,702
General Mills, Inc.	7,870	540,512
Hormel Foods Corp.	5,800	275,326
Ingredion, Inc.	1,749	165,630
Kellogg Company	7,322	461,286
Lamb Weston Holdings, Inc.	3,174	203,803
McCormick & Company, Inc.	4,556	457,012
Mondelez International, Inc., Class A	13,933	933,929
Pilgrim’s Pride Corp. (A)	1,385	38,738
Post Holdings, Inc. (A)	1,575	166,667
The Hershey Company	2,968	584,904
The J.M. Smucker Company	2,235	314,196
The Kraft Heinz Company	13,645	488,491
Tyson Foods, Inc., Class A	5,977	543,250
Household products – 15.2%
Church & Dwight Company, Inc.	5,399	554,207
Colgate-Palmolive Company	8,535	703,711
Kimberly-Clark Corp.	2,964	407,995
Reynolds Consumer Products, Inc.	1,802	54,547
The Clorox Company	2,534	425,357
The Procter & Gamble Company	9,874	1,584,283
Personal products – 0.3%
Herbalife Nutrition, Ltd. (A)	2,014	85,615
Tobacco – 6.0%
Altria Group, Inc.	12,490	635,491
Philip Morris International, Inc.	8,122	835,348
Materials – 3.5%		874,151
Chemicals – 3.5%
Corteva, Inc.	14,810	712,065
The Scotts Miracle-Gro Company	1,072	162,086

SHORT-TERM INVESTMENTS – 0.4%		$93,829
(Cost $93,829)
Short-term funds – 0.4%		93,829
John Hancock Collateral Trust, 0.0587% (C)(D)	261	2,610

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	91,219	91,219
Total investments (Multifactor Consumer Staples ETF) (Cost $20,889,143) 100.3%		$24,689,268
Other assets and liabilities, net (0.3%)		(82,402)
Total net assets 100.0%		$24,606,866

MULTIFACTOR CONSUMER STAPLES ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $2,996.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$515,197,884
(Cost $455,615,293)
Australia - 6.6%		34,500,348
Ampol, Ltd.	3,876	81,188
APA Group	77,549	522,331
Aristocrat Leisure, Ltd.	17,000	483,286
ASX, Ltd.	2,290	134,220
Aurizon Holdings, Ltd.	249,616	619,052
Australia & New Zealand Banking Group, Ltd.	64,813	1,211,466
BHP Group, Ltd. (A)	76,069	2,484,101
BHP Group, Ltd. (London Stock Exchange)	60,256	1,897,372
BlueScope Steel, Ltd.	43,334	558,106
Brambles, Ltd.	79,672	542,805
CIMIC Group, Ltd. (A)	2,370	27,368
Cochlear, Ltd.	2,820	382,564
Coles Group, Ltd.	32,088	366,243
Commonwealth Bank of Australia	37,735	2,492,189
Computershare, Ltd.	34,324	471,326
Crown Resorts, Ltd. (B)	25,169	214,390
CSL, Ltd.	11,130	2,041,571
Dexus	26,259	189,633
Domino’s Pizza Enterprises, Ltd.	2,896	210,975
Endeavour Group, Ltd.	63,547	281,168
Evolution Mining, Ltd.	97,418	240,225
Fortescue Metals Group, Ltd.	62,066	868,887
Goodman Group	24,585	401,682
Insurance Australia Group, Ltd.	95,001	283,796
Lendlease Corp., Ltd.	42,526	297,520
Macquarie Group, Ltd.	9,641	1,247,251
Magellan Financial Group, Ltd. (A)	8,704	114,124
Medibank Private, Ltd.	221,854	482,989
Mineral Resources, Ltd.	10,849	423,535
Mirvac Group	96,918	178,220
National Australia Bank, Ltd.	58,541	1,118,978
Newcrest Mining, Ltd.	16,902	256,624
Northern Star Resources, Ltd.	60,968	356,097
Origin Energy, Ltd.	119,366	472,638
Qantas Airways, Ltd. (B)	38,767	130,558
QBE Insurance Group, Ltd.	79,399	622,618
Ramsay Health Care, Ltd.	11,527	509,939
REA Group, Ltd.	1,644	168,066
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Reece, Ltd.	8,725	$133,640
Rio Tinto, Ltd.	19,348	1,520,745
Santos, Ltd.	309,328	1,556,070
Scentre Group	106,046	218,167
SEEK, Ltd.	10,560	215,687
Sonic Healthcare, Ltd.	13,188	352,245
South32, Ltd.	259,192	703,063
Stockland	76,129	216,692
Suncorp Group, Ltd.	74,919	582,737
Sydney Airport (B)	37,419	228,308
Tabcorp Holdings, Ltd.	139,131	482,282
Telstra Corp., Ltd.	188,020	519,280
The GPT Group	47,102	165,597
TPG Telecom, Ltd.	9,213	38,297
Transurban Group	28,255	247,843
Treasury Wine Estates, Ltd.	42,806	319,685
Vicinity Centres	75,780	87,027
Wesfarmers, Ltd.	23,596	876,280
Westpac Banking Corp.	84,001	1,201,413
WiseTech Global, Ltd.	3,940	125,749
Woodside Petroleum, Ltd.	25,527	450,885
Woolworths Group, Ltd.	36,022	873,555
Austria - 0.2%		896,769
Erste Group Bank AG	7,465	345,023
OMV AG	3,758	227,318
Raiffeisen Bank International AG	3,746	104,058
Telekom Austria AG (B)	2,788	24,065
Verbund AG	984	103,467
voestalpine AG	2,815	92,838
Belgium - 0.9%		4,913,496
Ackermans & van Haaren NV	2,207	423,062
Ageas SA/NV	16,698	797,219
Anheuser-Busch InBev SA/NV	23,573	1,472,419
D’ieteren Group	322	55,552
Elia Group SA/NV	2,796	375,177
Etablissements Franz Colruyt NV	4,176	168,901
KBC Group NV	7,794	672,230
Proximus SADP	11,458	232,677
Solvay SA	1,979	236,266
UCB SA	1,365	134,685
Umicore SA	5,688	213,094
Warehouses De Pauw CVA	3,094	132,214
Chile - 0.1%		516,087
Antofagasta PLC	28,868	516,087
Czech Republic - 0.1%		382,728
Avast PLC (C)	46,521	382,728
Denmark - 2.4%		12,335,575
A.P. Moller - Maersk A/S, Series A	90	299,670
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark (continued)
A.P. Moller - Maersk A/S, Series B	106	$378,018
Carlsberg A/S, Class B	5,976	961,591
Chr. Hansen Holding A/S	7,053	562,557
Coloplast A/S, B Shares	2,811	405,897
Danske Bank A/S	41,142	792,802
Demant A/S (B)	3,066	134,423
DSV A/S	6,415	1,292,704
Genmab A/S (B)	4,517	1,518,302
Novo Nordisk A/S, B Shares	36,329	3,591,138
Novozymes A/S, B Shares	16,897	1,152,977
Orsted A/S (C)	5,150	542,367
Vestas Wind Systems A/S	26,374	703,129
Finland - 1.4%		7,248,695
Elisa OYJ	9,604	560,697
Fortum OYJ	11,694	315,271
Kesko OYJ, A Shares	8,148	232,915
Kesko OYJ, B Shares	17,303	541,749
Kone OYJ, Class B	10,386	666,195
Metso Outotec OYJ	42,896	452,685
Neste OYJ	11,574	515,994
Nokia OYJ (B)	164,378	966,852
Nordea Bank ABP	67,914	799,534
Orion OYJ, Class A	651	26,162
Orion OYJ, Class B	6,102	246,594
Sampo OYJ, A Shares	5,557	273,159
Stora Enso OYJ, R Shares	52,475	1,054,134
UPM-Kymmene OYJ	10,190	367,249
Wartsila OYJ ABP	18,852	229,505
France - 10.6%		55,214,759
Air Liquide SA	12,359	2,097,284
Airbus SE (B)	12,207	1,534,255
AXA SA	50,260	1,575,025
BNP Paribas SA	24,263	1,713,525
Capgemini SE	12,683	2,807,273
Cie de Saint-Gobain	50,841	3,399,617
Cie Generale des Etablissements Michelin SCA	24,660	4,082,997
Credit Agricole SA	89,201	1,327,924
Danone SA	27,359	1,694,486
Dassault Systemes SE	11,487	546,625
Electricite de France SA (A)	57,731	549,960
Engie SA	127,749	1,941,022
EssilorLuxottica SA	5,735	1,072,475
Hermes International	654	966,637
Kering SA	1,349	992,476
Legrand SA	20,072	2,020,563
L’Oreal SA	3,061	1,293,115
LVMH Moet Hennessy Louis Vuitton SE	5,617	4,549,963
Orange SA	287,608	3,359,496
Pernod Ricard SA	4,540	961,885
Safran SA	16,889	2,018,590
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Sanofi	21,304	$2,215,035
Sartorius Stedim Biotech	664	288,135
Schneider Electric SE	6,198	1,037,747
Societe Generale SA	49,605	1,817,521
Teleperformance	3,330	1,244,558
Thales SA	7,791	711,273
TotalEnergies SE	58,505	3,293,633
Veolia Environnement SA	18,672	668,337
Vinci SA	20,749	2,248,275
Vivendi SE	55,509	721,817
Worldline SA (B)(C)	9,681	463,235
Germany - 8.3%		43,199,755
adidas AG	3,767	1,022,975
Allianz SE	9,881	2,518,264
BASF SE	23,376	1,769,327
Bayer AG	46,215	2,789,289
Bayerische Motoren Werke AG	18,566	1,934,520
Beiersdorf AG	4,221	416,772
Carl Zeiss Meditec AG, Bearer Shares	528	83,782
Continental AG (B)	12,557	1,195,649
Daimler AG	35,335	2,769,964
Daimler Truck Holding AG (B)	17,810	626,502
Delivery Hero SE (B)(C)	3,952	300,899
Deutsche Bank AG (B)	125,391	1,722,462
Deutsche Boerse AG	11,497	2,026,014
Deutsche Post AG	23,174	1,376,577
Deutsche Telekom AG	129,867	2,427,124
Deutsche Wohnen SE	261	10,562
E.ON SE	118,318	1,620,793
Evonik Industries AG	17,530	565,756
Fresenius Medical Care AG & Company KGaA	25,738	1,732,868
Fresenius SE & Company KGaA	52,593	2,155,458
Hannover Rueck SE	3,835	765,228
Hapag-Lloyd AG (C)	680	200,937
HeidelbergCement AG	12,303	844,877
HelloFresh SE (B)	4,792	314,467
Henkel AG & Company KGaA	1,753	137,460
Infineon Technologies AG	15,753	641,644
Knorr-Bremse AG	3,747	376,607
Merck KGaA	2,166	470,806
Muenchener Rueckversicherungs-Gesellschaft AG	3,984	1,246,255
Puma SE	4,483	473,397
RWE AG	40,410	1,690,128
SAP SE	11,496	1,422,726
Siemens AG	9,120	1,430,065
Siemens Energy AG (B)	21,573	477,862
Siemens Healthineers AG (C)	3,160	201,064
Symrise AG	8,264	981,514
Volkswagen AG	1,559	444,250
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Vonovia SE	23,319	$1,316,963
Zalando SE (B)(C)	8,897	697,948
Hong Kong - 2.8%		14,623,970
AIA Group, Ltd.	327,724	3,389,647
BOC Hong Kong Holdings, Ltd.	98,295	378,176
Budweiser Brewing Company APAC, Ltd. (C)	14,300	37,687
Chow Tai Fook Jewellery Group, Ltd. (B)	106,200	185,772
CK Asset Holdings, Ltd.	142,969	950,676
CK Hutchison Holdings, Ltd.	77,273	547,027
CK Infrastructure Holdings, Ltd.	47,429	291,962
CLP Holdings, Ltd.	160,571	1,604,155
Galaxy Entertainment Group, Ltd. (B)	22,641	129,936
Hang Lung Properties, Ltd.	100,000	213,657
Hang Seng Bank, Ltd.	20,889	412,286
Henderson Land Development Company, Ltd.	98,398	429,680
Hong Kong & China Gas Company, Ltd.	125,065	192,468
Hong Kong Exchanges & Clearing, Ltd.	31,025	1,744,312
Link REIT	52,786	451,868
MTR Corp., Ltd.	43,913	237,092
New World Development Company, Ltd.	142,265	578,361
Orient Overseas International, Ltd.	6,500	160,050
Power Assets Holdings, Ltd.	101,573	623,307
Sun Hung Kai Properties, Ltd.	45,162	548,775
Swire Properties, Ltd.	78,801	209,191
Techtronic Industries Company, Ltd.	49,077	805,619
Wharf Real Estate Investment Company, Ltd.	105,993	502,266
Ireland - 1.1%		5,527,209
CRH PLC	34,982	1,741,530
DCC PLC	5,525	460,027
Experian PLC	24,760	1,023,485
Flutter Entertainment PLC (B)	2,453	369,300
James Hardie Industries PLC, CHESS Depositary Interest	11,934	395,685
Kerry Group PLC, Class A	1,699	213,313
Kingspan Group PLC	9,421	898,947
Smurfit Kappa Group PLC	8,143	424,922
Israel - 0.5%		2,541,171
Azrieli Group, Ltd.	668	59,868
Bank Hapoalim BM	31,513	323,981
Bank Leumi Le-Israel BM	49,234	522,901
Check Point Software Technologies, Ltd. (B)	3,214	388,926
CyberArk Software, Ltd. (B)	118	16,184
Elbit Systems, Ltd.	618	102,276
Fiverr International, Ltd. (B)	63	5,375
ICL Group, Ltd.	27,036	241,625
Mizrahi Tefahot Bank, Ltd.	6,479	248,130
Nice, Ltd. (B)	663	168,371
Teva Pharmaceutical Industries, Ltd. (B)	47,485	399,425
Wix.com, Ltd. (B)	488	64,109
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy - 2.2%		$11,269,421
Amplifon SpA	7,363	309,770
Assicurazioni Generali SpA (A)	24,468	509,624
Atlantia SpA (B)	21,067	387,658
Davide Campari-Milano NV	23,253	289,079
DiaSorin SpA	1,502	230,504
Enel SpA	153,964	1,170,357
Eni SpA	88,969	1,327,263
Ferrari NV	3,164	719,654
FinecoBank Banca Fineco SpA	27,552	457,264
Infrastrutture Wireless Italiane SpA (C)	19,911	213,024
Interpump Group SpA	1,087	66,227
Intesa Sanpaolo SpA	323,647	950,376
Iveco Group NV (B)	5,552	58,939
Mediobanca Banca di Credito Finanziario SpA	57,150	647,698
Moncler SpA	9,490	599,361
Nexi SpA (B)(C)	6,516	94,300
Poste Italiane SpA (C)	13,216	175,633
PRADA SpA	24,700	150,306
Prysmian SpA	11,022	367,334
Recordati Industria Chimica e Farmaceutica SpA	6,936	385,186
Snam SpA (A)	55,046	306,064
Telecom Italia SpA	1,005,657	469,199
Terna - Rete Elettrica Nazionale	78,805	613,966
UniCredit SpA	42,014	658,896
UnipolSai Assicurazioni SpA (A)	38,605	111,739
Japan - 23.3%		121,321,062
ABC-Mart, Inc.	1,400	63,424
Acom Company, Ltd.	17,900	49,867
Advantest Corp.	5,100	423,580
Aeon Company, Ltd.	18,800	425,274
AGC, Inc.	18,200	826,088
Aisin Corp.	16,100	579,865
Ajinomoto Company, Inc.	15,100	418,436
ANA Holdings, Inc. (B)	8,100	168,889
Asahi Group Holdings, Ltd.	8,500	344,352
Asahi Intecc Company, Ltd.	9,900	167,198
Asahi Kasei Corp.	60,800	591,511
Astellas Pharma, Inc.	20,300	326,016
Azbil Corp.	1,800	69,829
Bandai Namco Holdings, Inc.	5,001	347,520
BayCurrent Consulting, Inc.	400	148,926
Bridgestone Corp.	16,000	696,099
Brother Industries, Ltd.	14,400	262,693
Canon, Inc.	21,800	512,435
Capcom Company, Ltd.	8,600	205,325
Central Japan Railway Company	4,644	610,400
Chubu Electric Power Company, Inc.	33,400	333,638
Chugai Pharmaceutical Company, Ltd.	13,000	418,685
Concordia Financial Group, Ltd.	78,500	319,518
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Cosmos Pharmaceutical Corp.	700	$86,934
CyberAgent, Inc.	24,600	282,881
Dai Nippon Printing Company, Ltd.	20,924	498,835
Daifuku Company, Ltd.	4,600	315,782
Dai-ichi Life Holdings, Inc.	27,400	611,491
Daiichi Sankyo Company, Ltd.	19,600	436,312
Daikin Industries, Ltd.	5,547	1,146,950
Daito Trust Construction Company, Ltd.	3,886	441,802
Daiwa House Industry Company, Ltd.	26,800	775,682
Daiwa House REIT Investment Corp.	38	112,788
Daiwa Securities Group, Inc.	89,800	536,345
Denso Corp.	9,500	700,308
Dentsu Group, Inc.	11,300	386,392
Disco Corp.	1,698	458,302
East Japan Railway Company	10,000	567,932
Eisai Company, Ltd.	2,872	144,042
ENEOS Holdings, Inc.	248,800	983,108
FANUC Corp.	1,970	383,998
Fast Retailing Company, Ltd.	1,419	824,984
Fuji Electric Company, Ltd.	11,893	628,582
FUJIFILM Holdings Corp.	10,500	695,292
Fujitsu, Ltd.	3,400	443,202
GLP J-REIT	99	158,692
GMO Payment Gateway, Inc.	2,700	230,809
Hakuhodo DY Holdings, Inc.	13,500	203,628
Hamamatsu Photonics KK	3,700	187,208
Hankyu Hanshin Holdings, Inc.	21,900	632,910
Hikari Tsushin, Inc.	541	64,324
Hino Motors, Ltd.	25,300	216,936
Hirose Electric Company, Ltd.	1,005	148,362
Hitachi Construction Machinery Company, Ltd.	9,800	245,797
Hitachi Metals, Ltd. (B)	18,700	336,267
Hitachi, Ltd.	25,300	1,304,029
Honda Motor Company, Ltd.	43,254	1,259,049
Hoshizaki Corp.	2,100	154,003
Hoya Corp.	10,200	1,306,149
Hulic Company, Ltd.	44,200	423,108
Ibiden Company, Ltd.	3,000	164,027
Idemitsu Kosan Company, Ltd.	24,759	629,584
Iida Group Holdings Company, Ltd.	10,200	209,887
Inpex Corp.	57,900	580,382
Isuzu Motors, Ltd.	35,200	425,852
ITOCHU Corp.	53,700	1,708,986
Itochu Techno-Solutions Corp.	6,300	170,041
Japan Airlines Company, Ltd. (B)	14,200	264,713
Japan Exchange Group, Inc.	23,000	469,382
Japan Metropolitan Fund Investment Corp.	145	121,688
Japan Post Bank Company, Ltd.	8,000	78,247
Japan Post Holdings Company, Ltd. (B)	26,100	221,666
Japan Post Insurance Company, Ltd.	10,600	184,448
Japan Real Estate Investment Corp.	37	202,300
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Japan Tobacco, Inc.	46,100	$917,799
JFE Holdings, Inc.	26,900	340,846
JSR Corp.	8,700	285,784
Kajima Corp.	39,800	476,667
Kakaku.com, Inc.	3,900	79,608
Kansai Paint Company, Ltd.	6,300	129,745
Kao Corp.	13,300	661,624
KDDI Corp.	67,300	2,128,952
Keio Corp.	4,770	213,196
Keisei Electric Railway Company, Ltd.	8,800	246,301
Keyence Corp.	1,870	945,021
Kikkoman Corp.	1,500	112,215
Kintetsu Group Holdings Company, Ltd. (B)	8,300	239,870
Kirin Holdings Company, Ltd.	8,000	127,542
Kobayashi Pharmaceutical Company, Ltd.	1,400	108,258
Kobe Bussan Company, Ltd.	6,900	213,183
Koei Tecmo Holdings Company, Ltd.	950	33,927
Koito Manufacturing Company, Ltd.	11,900	589,707
Komatsu, Ltd.	25,600	623,420
Konami Holdings Corp.	6,400	340,482
Kose Corp.	1,000	90,432
Kubota Corp.	22,400	475,119
Kyocera Corp.	8,800	537,279
Kyowa Kirin Company, Ltd.	2,600	64,422
Lasertec Corp.	1,900	413,474
Lawson, Inc.	4,300	188,084
Lion Corp. (A)	11,100	144,307
Lixil Corp.	37,900	858,157
M3, Inc.	11,200	422,728
Makita Corp.	2,500	92,406
Marubeni Corp.	99,000	1,013,413
Mazda Motor Corp. (B)	52,400	402,010
Medipal Holdings Corp.	4,100	73,264
MEIJI Holdings Company, Ltd.	3,800	236,129
Mercari, Inc. (A)(B)	2,200	81,527
MINEBEA MITSUMI, Inc.	36,200	873,073
MISUMI Group, Inc.	14,600	468,822
Mitsubishi Chemical Holdings Corp.	73,800	573,235
Mitsubishi Corp.	36,600	1,231,488
Mitsubishi Electric Corp.	36,100	448,489
Mitsubishi Estate Company, Ltd.	14,200	204,204
Mitsubishi HC Capital, Inc.	78,400	402,121
Mitsubishi Heavy Industries, Ltd.	33,400	898,300
Mitsubishi UFJ Financial Group, Inc.	310,570	1,862,746
Mitsui & Company, Ltd.	41,900	1,037,636
Mitsui Chemicals, Inc.	23,000	606,813
Mitsui Fudosan Company, Ltd.	18,400	390,995
Mitsui O.S.K. Lines, Ltd.	3,300	252,029
Miura Company, Ltd.	1,300	37,965
Mizuho Financial Group, Inc.	54,000	726,405
MonotaRO Company, Ltd.	7,100	114,549
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	12,600	$429,313
Murata Manufacturing Company, Ltd.	11,200	830,000
NEC Corp.	16,703	645,071
Nexon Company, Ltd.	4,600	85,912
NGK Insulators, Ltd.	17,000	284,452
Nidec Corp.	9,300	814,381
Nihon M&A Center Holdings, Inc.	15,600	241,937
Nintendo Company, Ltd.	2,117	1,031,814
Nippon Building Fund, Inc.	27	155,591
Nippon Express Holdings, Inc.	11,500	675,678
Nippon Paint Holdings Company, Ltd.	10,500	82,834
Nippon Prologis REIT, Inc.	49	152,241
Nippon Sanso Holdings Corp.	16,300	319,988
Nippon Shinyaku Company, Ltd.	1,500	97,245
Nippon Steel Corp.	24,500	394,530
Nippon Telegraph & Telephone Corp.	77,966	2,210,587
Nippon Yusen KK	10,800	834,194
Nissan Chemical Corp.	8,600	461,254
Nissan Motor Company, Ltd. (B)	64,000	337,371
Nisshin Seifun Group, Inc.	9,800	136,762
Nissin Foods Holdings Company, Ltd.	2,316	163,411
Nitori Holdings Company, Ltd.	2,201	313,269
Nitto Denko Corp.	16,994	1,305,245
Nomura Holdings, Inc.	77,100	337,842
Nomura Real Estate Master Fund, Inc.	126	174,197
Nomura Research Institute, Ltd.	10,600	364,296
NTT Data Corp.	18,700	354,769
Obayashi Corp.	58,600	470,936
Obic Company, Ltd.	700	114,029
Odakyu Electric Railway Company, Ltd.	15,200	266,602
Oji Holdings Corp.	79,700	419,856
Olympus Corp.	32,800	724,888
Omron Corp.	2,000	144,153
Ono Pharmaceutical Company, Ltd.	4,565	109,861
Oracle Corp. Japan	1,400	103,519
Oriental Land Company, Ltd.	2,200	379,570
ORIX Corp.	44,300	905,608
Orix JREIT, Inc.	45	64,361
Osaka Gas Company, Ltd.	37,900	642,055
Otsuka Corp.	7,500	301,041
Otsuka Holdings Company, Ltd.	7,700	261,823
Pan Pacific International Holdings Corp.	10,500	140,608
Panasonic Corp.	96,704	1,051,176
PeptiDream, Inc. (B)	5,800	102,887
Pola Orbis Holdings, Inc.	3,200	47,184
Rakuten Group, Inc.	11,300	97,186
Recruit Holdings Company, Ltd.	27,400	1,330,466
Renesas Electronics Corp. (B)	21,500	242,196
Resona Holdings, Inc.	139,700	595,657
Ricoh Company, Ltd.	43,100	360,959
Rohm Company, Ltd.	5,000	413,105
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Ryohin Keikaku Company, Ltd.	14,600	$207,295
Santen Pharmaceutical Company, Ltd.	12,900	145,205
SBI Holdings, Inc.	14,600	372,777
SCSK Corp.	9,300	155,531
Secom Company, Ltd.	2,561	179,676
Seiko Epson Corp.	36,700	565,032
Sekisui Chemical Company, Ltd.	35,800	619,839
Sekisui House, Ltd. (A)	30,900	620,682
Seven & i Holdings Company, Ltd.	33,800	1,640,646
SG Holdings Company, Ltd.	12,100	254,969
Sharp Corp.	11,500	126,652
Shimadzu Corp.	17,100	609,204
Shimano, Inc.	1,186	263,653
Shimizu Corp.	53,400	353,606
Shin-Etsu Chemical Company, Ltd.	4,198	693,686
Shionogi & Company, Ltd.	3,171	176,871
Shiseido Company, Ltd.	4,077	203,877
SMC Corp.	645	354,841
SoftBank Corp.	46,800	582,436
SoftBank Group Corp.	29,036	1,262,742
Sohgo Security Services Company, Ltd.	2,100	75,726
Sompo Holdings, Inc.	9,000	418,191
Sony Group Corp.	23,800	2,627,347
Square Enix Holdings Company, Ltd.	4,000	194,055
Stanley Electric Company, Ltd.	9,900	228,888
Subaru Corp.	16,800	304,653
SUMCO Corp.	18,100	326,263
Sumitomo Chemical Company, Ltd.	150,300	748,728
Sumitomo Corp.	33,300	511,819
Sumitomo Dainippon Pharma Company, Ltd.	9,500	102,729
Sumitomo Electric Industries, Ltd.	45,600	598,568
Sumitomo Metal Mining Company, Ltd.	17,400	792,495
Sumitomo Mitsui Financial Group, Inc.	33,700	1,202,934
Sumitomo Mitsui Trust Holdings, Inc.	15,275	525,627
Sumitomo Realty & Development Company, Ltd.	5,700	175,118
Suntory Beverage & Food, Ltd.	4,200	160,746
Suzuki Motor Corp.	11,600	489,672
Sysmex Corp.	3,748	352,275
T&D Holdings, Inc.	38,900	569,869
Taisei Corp.	17,261	561,011
Taisho Pharmaceutical Holdings Company, Ltd.	2,729	132,868
Taiyo Yuden Company, Ltd.	5,600	266,331
Takeda Pharmaceutical Company, Ltd.	28,847	833,177
TDK Corp.	16,400	583,554
Terumo Corp.	13,200	476,334
The Chiba Bank, Ltd.	59,500	381,089
The Kansai Electric Power Company, Inc.	34,900	327,722
The Shizuoka Bank, Ltd.	41,100	320,311
TIS, Inc.	7,100	184,424
Tobu Railway Company, Ltd.	18,700	435,103
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Toho Company, Ltd.	4,200	$161,293
Toho Gas Company, Ltd.	2,700	73,461
Tokio Marine Holdings, Inc.	17,400	1,031,391
Tokyo Century Corp.	5,000	243,871
Tokyo Electron, Ltd.	3,057	1,452,025
Tokyo Gas Company, Ltd.	16,600	333,513
Tokyu Corp.	23,700	312,435
TOPPAN, Inc.	23,200	438,127
Toray Industries, Inc.	142,300	895,480
Toshiba Corp.	9,300	382,412
Tosoh Corp.	23,600	365,393
TOTO, Ltd.	7,900	336,637
Toyo Suisan Kaisha, Ltd.	1,600	65,194
Toyota Industries Corp.	4,000	308,961
Toyota Motor Corp.	356,640	6,950,185
Toyota Tsusho Corp.	8,200	328,071
Trend Micro, Inc.	9,500	499,631
Tsuruha Holdings, Inc.	2,200	176,229
Unicharm Corp.	10,900	418,783
USS Company, Ltd.	17,100	276,924
Welcia Holdings Company, Ltd.	4,700	126,244
West Japan Railway Company	10,781	448,082
Yakult Honsha Company, Ltd.	3,000	151,530
Yamaha Corp.	4,766	214,672
Yamaha Motor Company, Ltd.	34,300	807,602
Yamato Holdings Company, Ltd.	32,000	676,520
Yaskawa Electric Corp.	10,600	437,431
Z Holdings Corp.	40,400	202,342
ZOZO, Inc.	10,500	276,112
Jordan - 0.0%		174,470
Hikma Pharmaceuticals PLC	6,258	174,470
Luxembourg - 0.4%		1,918,543
ArcelorMittal SA	33,422	981,423
Eurofins Scientific SE	6,423	639,160
Tenaris SA	24,691	297,960
Macau - 0.0%		172,754
Sands China, Ltd. (B)	62,800	172,754
Mexico - 0.0%		85,335
Fresnillo PLC	10,180	85,335
Netherlands - 4.7%		24,391,627
Adyen NV (B)(C)	350	701,914
Akzo Nobel NV	15,936	1,635,651
Argenx SE (B)	497	130,537
ASML Holding NV	8,398	5,593,891
Heineken Holding NV	9,309	811,351
Heineken NV	5,143	547,819
ING Groep NV	83,161	1,217,685
Just Eat Takeaway.com NV (B)(C)	2,054	100,080
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	85,248	$2,747,913
Koninklijke DSM NV	12,284	2,286,568
Koninklijke Philips NV	25,263	832,178
Prosus NV (B)	7,176	590,773
Stellantis NV	119,344	2,270,324
Universal Music Group NV	55,435	1,355,952
Wolters Kluwer NV	35,281	3,568,991
New Zealand - 0.1%		814,120
Auckland International Airport, Ltd. (B)	23,990	113,124
Fisher & Paykel Healthcare Corp., Ltd.	10,554	192,345
Mainfreight, Ltd.	901	49,410
Meridian Energy, Ltd.	34,823	99,713
Ryman Healthcare, Ltd.	4,623	30,058
Spark New Zealand, Ltd.	75,352	214,281
Xero, Ltd. (B)	1,448	115,189
Norway - 0.6%		3,250,143
Adevinta ASA (B)	2,057	21,364
Aker BP ASA	2,722	93,603
DNB Bank ASA	22,913	541,470
Equinor ASA	45,089	1,243,278
Gjensidige Forsikring ASA	3,096	75,212
Mowi ASA	7,974	194,430
Norsk Hydro ASA	36,194	275,959
Orkla ASA	8,214	78,123
Salmar ASA	643	43,544
Schibsted ASA, A Shares	893	26,191
Schibsted ASA, B Shares	1,453	37,808
Telenor ASA	17,233	283,446
TOMRA Systems ASA	2,036	101,023
Yara International ASA	4,603	234,692
Portugal - 0.2%		893,397
EDP - Energias de Portugal SA	70,735	359,915
Galp Energia SGPS SA	24,204	265,303
Jeronimo Martins SGPS SA	11,200	268,179
Singapore - 1.9%		9,677,035
Ascendas Real Estate Investment Trust	72,392	147,766
CapitaLand Integrated Commercial Trust	94,559	135,669
Capitaland Investment, Ltd. (B)	198,400	506,216
DBS Group Holdings, Ltd.	71,512	1,861,644
Genting Singapore, Ltd.	504,100	274,018
Great Eastern Holdings, Ltd.	5,900	92,068
Jardine Cycle & Carriage, Ltd.	8,300	124,548
Keppel Corp., Ltd.	121,900	509,363
Mapletree Logistics Trust	47,200	58,993
Oversea-Chinese Banking Corp., Ltd.	147,068	1,356,313
Sea, Ltd., ADR (B)	2,695	405,085
Singapore Airlines, Ltd. (A)(B)	170,200	629,368
Singapore Exchange, Ltd.	63,800	439,284
Singapore Technologies Engineering, Ltd.	84,400	232,823
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore (continued)
Singapore Telecommunications, Ltd.	635,400	$1,141,901
United Overseas Bank, Ltd.	66,124	1,465,130
Wilmar International, Ltd.	94,000	296,846
Spain - 2.5%		12,916,171
Aena SME SA (B)(C)	3,093	496,337
Amadeus IT Group SA (B)	5,804	393,890
Banco Bilbao Vizcaya Argentaria SA	173,429	1,095,328
Banco Santander SA	414,021	1,436,211
CaixaBank SA	246,574	786,661
Cellnex Telecom SA (B)(C)	6,448	291,297
EDP Renovaveis SA	1,973	41,182
Endesa SA	10,114	224,998
Ferrovial SA	19,252	530,257
Grifols SA	16,930	296,255
Iberdrola SA	236,542	2,694,061
Iberdrola SA, Interim Shares (B)	3,917	44,612
Industria de Diseno Textil SA	30,886	925,824
Naturgy Energy Group SA	31,537	994,479
Repsol SA	134,126	1,690,293
Siemens Gamesa Renewable Energy SA (B)	5,338	114,262
Telefonica SA	185,872	860,224
Sweden - 3.4%		17,544,722
Alfa Laval AB	3,346	111,664
Assa Abloy AB, B Shares	11,100	300,865
Atlas Copco AB, A Shares	16,803	977,854
Atlas Copco AB, B Shares	9,783	493,547
Beijer Ref AB (A)	6,311	109,059
Boliden AB	32,610	1,304,875
Castellum AB	14,490	338,417
Electrolux AB, B Shares (A)	34,032	697,842
Epiroc AB, A Shares	17,267	364,427
Epiroc AB, B Shares	10,718	192,104
EQT AB	2,266	87,299
Essity AB, A Shares (A)	424	11,810
Essity AB, B Shares	11,663	327,245
Evolution AB (C)	1,852	225,277
Fabege AB	12,881	190,646
Fastighets AB Balder, B Shares (B)	4,332	284,496
Getinge AB, B Shares	10,890	421,875
Hennes & Mauritz AB, B Shares (A)	19,725	387,438
Hexagon AB, B Shares	22,139	294,583
Holmen AB, B Shares	5,210	250,283
Husqvarna AB, A Shares	57	790
Husqvarna AB, B Shares	43,229	596,280
Industrivarden AB, A Shares	620	19,369
Indutrade AB	15,032	368,952
Lifco AB, B Shares	5,494	126,901
Lundin Energy AB	3,906	157,092
Nibe Industrier AB, B Shares	17,575	164,865
Sagax AB, B Shares	875	25,217
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB	29,480	$176,297
Samhallsbyggnadsbolaget i Norden AB, Class D	5,087	16,600
Sandvik AB	29,275	759,937
Securitas AB, B Shares	20,433	244,848
Sinch AB (B)(C)	6,588	66,444
Skandinaviska Enskilda Banken AB, A Shares	31,526	403,274
Skandinaviska Enskilda Banken AB, C Shares	313	4,346
Skanska AB, B Shares	36,035	872,876
SKF AB, B Shares	34,799	756,070
Svenska Cellulosa AB SCA, B Shares	17,202	296,618
Svenska Handelsbanken AB, A Shares	37,757	399,409
Svenska Handelsbanken AB, B Shares (A)	1,561	18,814
Sweco AB, B Shares	7,803	108,927
Swedbank AB, A Shares	24,486	476,231
Swedish Match AB	21,669	166,729
Swedish Orphan Biovitrum AB (B)	12,668	248,091
Tele2 AB, B Shares	42,390	612,864
Telefonaktiebolaget LM Ericsson, B Shares	48,276	593,746
Telia Company AB	58,855	230,840
Trelleborg AB, B Shares	15,608	388,106
Vitrolife AB	797	32,447
Volvo AB, A Shares	12,487	282,807
Volvo AB, B Shares	69,802	1,557,329
Switzerland - 10.2%		53,248,614
ABB, Ltd.	45,643	1,554,524
Alcon, Inc.	31,796	2,419,235
Chocoladefabriken Lindt & Spruengli AG	3	343,805
Cie Financiere Richemont SA, A Shares	12,772	1,823,788
Coca-Cola HBC AG (B)	17,450	571,482
Credit Suisse Group AG	187,319	1,762,434
Geberit AG	1,683	1,130,134
Givaudan SA	440	1,804,328
Glencore PLC (B)	335,056	1,721,692
Holcim, Ltd. (B)	35,776	1,911,665
Kuehne + Nagel International AG	3,103	867,527
Lonza Group AG	853	580,302
Nestle SA	67,029	8,572,902
Novartis AG	51,110	4,398,737
Partners Group Holding AG	1,413	1,938,028
Roche Holding AG	14,103	5,406,112
Roche Holding AG, Bearer Shares	1,154	470,995
Schindler Holding AG	1,039	257,114
Schindler Holding AG, Participation Certificates	2,211	546,427
Sika AG	8,934	3,081,153
STMicroelectronics NV	54,582	2,523,327
Straumann Holding AG	303	493,203
Swiss Re AG	23,199	2,499,178
Swisscom AG	3,737	2,120,062
UBS Group AG	144,099	2,646,574
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Zurich Insurance Group AG	3,811	$1,803,886
United Arab Emirates - 0.0%		103
NMC Health PLC (B)	5,181	103
United Kingdom - 14.5%		75,457,568
3i Group PLC	92,198	1,694,655
abrdn PLC	214,484	693,220
Admiral Group PLC	18,348	773,946
Anglo American PLC	42,313	1,832,511
Ashtead Group PLC	12,399	872,678
Associated British Foods PLC	10,115	263,409
AstraZeneca PLC	29,014	3,354,307
Auto Trader Group PLC (C)	58,260	521,826
AVEVA Group PLC	6,133	240,103
Aviva PLC	107,630	626,992
B&M European Value Retail SA	51,326	389,894
BAE Systems PLC	121,717	942,577
Barclays PLC	422,990	1,119,232
Barratt Developments PLC	73,178	600,464
Berkeley Group Holdings PLC	7,169	403,776
BP PLC	476,095	2,445,146
British American Tobacco PLC	42,879	1,819,917
BT Group PLC	252,836	663,340
Bunzl PLC	24,172	897,348
Burberry Group PLC	31,091	778,995
CNH Industrial NV	27,771	415,136
Coca-Cola Europacific Partners PLC	13,514	771,851
Compass Group PLC	20,319	454,986
Croda International PLC	6,145	657,247
Dechra Pharmaceuticals PLC	1,625	90,565
Diageo PLC	53,165	2,655,572
DS Smith PLC	63,269	319,167
Entain PLC (B)	25,636	547,217
Ferguson PLC	6,245	971,918
GlaxoSmithKline PLC	100,780	2,221,524
Halma PLC	16,569	554,856
Hargreaves Lansdown PLC	22,362	402,326
Howden Joinery Group PLC	18,623	202,883
HSBC Holdings PLC (B)	468,362	3,315,321
Imperial Brands PLC	53,042	1,246,434
Informa PLC (B)	88,146	656,349
InterContinental Hotels Group PLC (B)	6,372	415,567
Intermediate Capital Group PLC	10,594	269,558
Intertek Group PLC	10,870	779,355
J Sainsbury PLC	159,284	621,236
JD Sports Fashion PLC	152,324	384,309
Johnson Matthey PLC	12,400	322,747
Kingfisher PLC	123,021	546,484
Land Securities Group PLC	23,829	252,628
Legal & General Group PLC	152,621	588,492
Lloyds Banking Group PLC	1,594,535	1,092,116
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
London Stock Exchange Group PLC	5,054	$489,566
M&G PLC	136,035	393,494
Meggitt PLC (B)	22,985	229,742
Melrose Industries PLC	233,429	466,638
Mondi PLC	46,584	1,149,364
National Grid PLC	100,206	1,451,429
NatWest Group PLC	96,190	312,825
Next PLC	11,925	1,199,618
Ocado Group PLC (B)	6,354	128,214
Pearson PLC	36,687	302,808
Persimmon PLC	20,880	670,647
Phoenix Group Holdings PLC	33,102	293,203
Prudential PLC	29,263	485,066
Reckitt Benckiser Group PLC	12,075	973,807
RELX PLC	54,582	1,662,319
Rentokil Initial PLC	122,737	853,320
Rightmove PLC	52,459	457,340
Rio Tinto PLC	38,211	2,658,131
Rolls-Royce Holdings PLC (B)	298,467	458,502
Schroders PLC	8,175	370,499
Schroders PLC, Non-Voting Shares	2,721	78,671
Segro PLC	31,107	543,386
Severn Trent PLC	15,198	585,816
Shell PLC	166,776	4,221,362
Smith & Nephew PLC	11,144	187,415
Smiths Group PLC	24,925	518,497
Spirax-Sarco Engineering PLC	4,595	817,155
SSE PLC	29,308	622,256
St. James’s Place PLC	27,623	562,577
Standard Chartered PLC	171,447	1,234,757
Taylor Wimpey PLC	228,242	461,781
Tesco PLC	219,179	873,363
The Sage Group PLC	57,822	559,174
The Weir Group PLC	4,104	95,201
THG PLC (B)	18,068	31,950
Unilever PLC	58,052	2,949,912
United Utilities Group PLC	66,523	952,750
Vodafone Group PLC	955,902	1,667,488
Whitbread PLC (B)	14,319	580,559
WPP PLC	78,761	1,216,786
United States - 0.0%		162,237
Block, Inc., CHESS Depositary Interest (B)	962	109,400
Carnival PLC (B)	2,970	52,837

PREFERRED SECURITIES - 0.6%		$3,361,218
(Cost $2,868,176)
Germany - 0.6%		3,361,218
Bayerische Motoren Werke AG	5,298	451,962
Henkel AG & Company KGaA	2,996	243,358
Porsche Automobil Holding SE	9,188	848,699
Sartorius AG	914	487,809
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Volkswagen AG	6,469	$1,329,390

SHORT-TERM INVESTMENTS - 0.0%		$156,840
(Cost $156,841)
Short-term funds - 0.0%		156,840
John Hancock Collateral Trust, 0.0587% (D)(E)	5,475	54,765

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	102,075	102,075
Total investments (Multifactor Developed International ETF) (Cost $458,640,310) - 99.6%		$518,715,942
Other assets and liabilities, net - 0.4%		1,965,876
Total net assets - 100.0%		$520,681,818

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $5,216,627. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $5,367,555 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 1-31-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Industrials	17.4%
Financials	17.0%
Consumer discretionary	12.6%
Materials	10.5%
Health care	9.7%
Consumer staples	8.7%
Information technology	6.6%
Communication services	6.1%
Utilities	4.5%
Energy	3.9%
Real estate	2.6%
Short-term investments and other	0.4%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%		$688,953,212
(Cost $582,859,932)
Brazil - 4.2%		29,325,376
Ambev SA	291,300	821,236
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Americanas SA (A)	40,918	$244,352
Atacadao SA	36,500	114,587
B3 SA - Brasil Bolsa Balcao	425,000	1,170,151
Banco Bradesco SA	150,423	532,571
Banco BTG Pactual SA	69,848	317,933
Banco do Brasil SA	101,400	623,677
Banco Inter SA	43,834	70,580
BB Seguridade Participacoes SA	104,100	453,649
CCR SA	179,500	439,454
Centrais Eletricas Brasileiras SA	54,020	359,014
Cia de Saneamento Basico do Estado de Sao Paulo	63,500	446,772
Cia Energetica de Minas Gerais	21,400	75,041
Cia Siderurgica Nacional SA	97,400	468,474
Cosan SA	52,200	233,671
CPFL Energia SA	34,800	189,598
Energisa SA	23,600	194,000
Engie Brasil Energia SA	43,525	333,610
Equatorial Energia SA	152,300	658,533
Hapvida Participacoes e Investimentos SA (B)	100,194	238,881
Hypera SA	41,000	240,209
JBS SA	195,800	1,293,902
Klabin SA	86,900	407,170
Localiza Rent a Car SA	70,685	780,064
Lojas Renner SA	103,384	547,487
Magazine Luiza SA	178,528	235,348
Natura & Company Holding SA (A)	67,100	286,849
Neoenergia SA	44,100	136,536
Notre Dame Intermedica Participacoes SA	52,000	697,250
Pagseguro Digital, Ltd., Class A (A)	13,906	314,554
Petroleo Brasileiro SA	576,000	3,825,898
Raia Drogasil SA	178,400	778,106
Rede D’Or Sao Luiz SA (B)	27,836	232,334
Rumo SA (A)	140,690	413,856
Sendas Distribuidora SA	38,500	90,848
StoneCo, Ltd., Class A (A)	11,683	182,021
Suzano SA	84,365	940,566
Telefonica Brasil SA	61,200	572,583
TIM SA	223,800	559,289
TOTVS SA	14,300	78,286
Vale SA	470,800	7,170,169
Vibra Energia SA	64,100	276,439
WEG SA	127,800	774,020
XP, Inc. (A)	8,996	299,020
XP, Inc., Class A (A)	6,208	206,788
Chile - 0.4%		2,738,289
Banco de Chile	3,397,173	340,823
Banco de Credito e Inversiones SA	6,275	227,883
Banco Santander Chile	6,088,875	302,690
Cencosud SA	220,619	407,452
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile (continued)
Colbun SA	1,247,803	$103,437
Empresas CMPC SA	181,243	333,550
Empresas COPEC SA	40,400	339,955
Enel Americas SA	3,319,668	391,701
Enel Chile SA	2,969,069	116,629
Falabella SA	48,804	174,169
China - 24.8%		172,927,991
Agricultural Bank of China, Ltd., H Shares	5,067,000	1,923,466
Aier Eye Hospital Group Company, Ltd., A Shares	43,131	218,658
Airtac International Group	16,743	575,477
Alibaba Group Holding, Ltd., ADR (A)	85,152	10,711,270
Aluminum Corp. of China, Ltd., H Shares (A)	392,000	206,619
Anhui Conch Cement Company, Ltd., H Shares	277,500	1,462,671
Anhui Gujing Distillery Company, Ltd., A Shares	2,100	69,116
ANTA Sports Products, Ltd.	156,400	2,336,708
Asymchem Laboratories Tianjin Company, Ltd., Class A	800	40,906
Avary Holding Shenzhen Company, Ltd., A Shares	14,000	79,860
Baidu, Inc., ADR (A)	34,861	5,568,696
Bank of Beijing Company, Ltd., Class A	67,000	47,261
Bank of China, Ltd., H Shares	9,547,000	3,709,808
Bank of Communications Company, Ltd., H Shares	3,746,000	2,507,726
Bank of Hangzhou Company, Ltd., A Shares	33,000	73,099
Bank of Jiangsu Company, Ltd., Class A	88,000	90,968
Bank of Nanjing Company, Ltd., Class A	59,500	91,792
Bank of Ningbo Company, Ltd., A Shares	77,015	472,954
Bank of Shanghai Company, Ltd., A Shares	120,800	133,414
Baoshan Iron & Steel Company, Ltd., A Shares	190,100	210,248
BeiGene, Ltd., ADR (A)	2,715	658,605
Bilibili, Inc., Class Z (A)	6,620	206,133
BOE Technology Group Company, Ltd., A Shares	443,000	337,538
BYD Company, Ltd., H Shares	84,500	2,399,254
CanSino Biologics, Inc., H Shares (A)(B)(C)	3,000	50,016
Changchun High & New Technology Industry Group, Inc., A Shares	3,300	90,492
China CITIC Bank Corp., Ltd., H Shares	1,857,000	883,543
China Coal Energy Company, Ltd., H Shares	194,000	107,978
China Construction Bank Corp., H Shares	11,260,000	8,606,498
China Everbright Bank Company, Ltd., H Shares	537,000	201,094
China Feihe, Ltd. (B)	342,000	472,810
China Hongqiao Group, Ltd.	187,000	208,642
China International Capital Corp., Ltd., H Shares (B)	238,000	642,497
China Life Insurance Company, Ltd., H Shares	880,000	1,537,098
China Longyuan Power Group Corp., H Shares	311,000	627,779
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Merchants Bank Company, Ltd., H Shares	616,000	$5,127,046
China Merchants Securities Company, Ltd., H Shares (B)	160,140	224,677
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	30,800	65,564
China Minsheng Banking Corp., Ltd., H Shares	1,031,500	410,084
China Molybdenum Company, Ltd., H Shares	459,000	233,104
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	13,800	80,606
China Pacific Insurance Group Company, Ltd., H Shares	551,400	1,672,398
China Petroleum & Chemical Corp., H Shares	4,078,000	2,133,778
China Shenhua Energy Company, Ltd., H Shares	744,500	1,821,734
China Southern Airlines Company, Ltd., H Shares (A)	90,000	57,133
China Tourism Group Duty Free Corp., Ltd., A Shares	10,900	353,713
China Vanke Company, Ltd., H Shares	426,072	1,098,300
Chongqing Zhifei Biological Products Company, Ltd., A Shares	12,600	209,071
CITIC Securities Company, Ltd., H Shares	335,000	891,466
Contemporary Amperex Technology Company, Ltd., A Shares	10,600	986,837
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(C)	628,699	1,130,401
Country Garden Holdings Company, Ltd.	1,923,284	1,576,108
Country Garden Services Holdings Company, Ltd.	194,000	1,140,730
CSC Financial Company, Ltd., H Shares (B)	133,500	149,978
CSPC Pharmaceutical Group, Ltd.	1,321,840	1,601,963
East Money Information Company, Ltd., A Shares	56,160	276,682
Ecovacs Robotics Company, Ltd., Class A	1,200	25,450
ENN Energy Holdings, Ltd.	128,300	2,033,700
Eve Energy Company, Ltd., A Shares	12,900	189,021
Flat Glass Group Company, Ltd., H Shares	21,000	83,353
Focus Media Information Technology Company, Ltd., A Shares	91,900	110,014
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	94,000	505,107
Ganfeng Lithium Company, Ltd., H Shares (B)	12,400	194,646
GF Securities Company, Ltd., H Shares	228,200	394,500
Gigadevice Semiconductor Beijing, Inc., Class A	1,300	28,408
GoerTek, Inc., A Shares	37,300	275,823
Great Wall Motor Company, Ltd., H Shares	575,000	1,533,815
Guangdong Haid Group Company, Ltd., A Shares	10,900	123,036
Guangzhou Automobile Group Company, Ltd., H Shares	152,000	148,149
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,300	48,847
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Guotai Junan Securities Company, Ltd., H Shares (B)	163,800	$248,298
Haier Smart Home Company, Ltd., H Shares	218,800	871,266
Haitong Securities Company, Ltd., H Shares	416,800	373,634
Hangzhou First Applied Material Company, Ltd., Class A	3,400	60,892
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,800	61,650
Hansoh Pharmaceutical Group Company, Ltd. (B)	114,000	234,504
Henan Shuanghui Investment & Development Company, Ltd., A Shares	16,200	75,842
Hengli Petrochemical Company, Ltd., A Shares	64,400	238,869
Huatai Securities Company, Ltd., H Shares (B)	224,600	397,494
Huaxia Bank Company, Ltd., Class A	68,109	60,241
Huazhu Group, Ltd., ADR (A)	9,573	378,325
Iflytek Company, Ltd., A Shares	16,300	111,136
Industrial & Commercial Bank of China, Ltd., H Shares	9,257,000	5,591,560
Industrial Bank Company, Ltd., A Shares	200,700	658,348
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	152,100	55,914
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	41,600	248,802
Innovent Biologics, Inc. (A)(B)	48,000	201,294
JA Solar Technology Company, Ltd., Class A	3,600	50,148
JD.com, Inc., ADR (A)	54,415	4,074,595
JD.com, Inc., Class A (A)	15,904	570,276
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	73,483
Jiangsu Hengrui Medicine Company, Ltd., A Shares	33,351	214,556
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	9,890	242,925
KE Holdings, Inc., ADR (A)	9,944	216,680
Kweichow Moutai Company, Ltd., A Shares	5,600	1,660,113
LB Group Company, Ltd., Class A	8,600	32,682
Lenovo Group, Ltd.	1,174,000	1,260,188
Lens Technology Company, Ltd., A Shares	60,400	160,457
Li Auto, Inc., ADR (A)	18,204	474,942
Li Ning Company, Ltd.	198,000	1,913,332
Longfor Group Holdings, Ltd. (B)	323,500	1,929,164
LONGi Green Energy Technology Company, Ltd., A Shares	39,840	438,811
Luxshare Precision Industry Company, Ltd., A Shares	48,500	355,520
Luzhou Laojiao Company, Ltd., A Shares	10,100	343,222
Mango Excellent Media Company, Ltd., A Shares	11,415	62,335
Meituan, Class B (A)(B)	173,500	4,886,227
Metallurgical Corp. of China, Ltd., H Shares	280,000	74,690
Muyuan Foods Company, Ltd., A Shares	34,760	298,106
NARI Technology Company, Ltd., A Shares	40,500	222,690
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
NAURA Technology Group Company, Ltd., Class A	1,800	$80,027
NetEase, Inc., ADR	57,062	5,897,928
New China Life Insurance Company, Ltd., H Shares	166,700	473,534
NIO, Inc., ADR (A)	102,383	2,509,407
Oppein Home Group, Inc., Class A	1,000	21,458
Orient Securities Company, Ltd., H Shares (B)	36,000	28,024
Pharmaron Beijing Company, Ltd., H Shares (B)	15,000	189,964
PICC Property & Casualty Company, Ltd., H Shares	1,248,000	1,158,764
Pinduoduo, Inc., ADR (A)	21,966	1,314,445
Ping An Bank Company, Ltd., A Shares	208,100	517,524
Ping An Insurance Group Company of China, Ltd., H Shares	876,500	6,845,593
Poly Developments and Holdings Group Company, Ltd., A Shares	144,500	356,406
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,422,000	1,178,078
Rongsheng Petrochemical Company, Ltd., A Shares	57,050	161,237
Sangfor Technologies, Inc., A Shares	1,500	36,290
Sany Heavy Industry Company, Ltd., A Shares	68,700	217,367
Seazen Holdings Company, Ltd., A Shares	21,800	113,874
SF Holding Company, Ltd., A Shares	24,400	242,837
Shaanxi Coal Industry Company, Ltd., A Shares	81,900	161,346
Shandong Gold Mining Company, Ltd., H Shares (B)	69,470	116,532
Shanghai Baosight Software Company, Ltd., Class A	3,300	27,985
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	52,000	208,065
Shanghai International Airport Company, Ltd., A Shares (A)	17,300	137,224
Shanghai Pudong Development Bank Company, Ltd., Class A	175,600	232,005
Shanghai Putailai New Energy Technology Company, Ltd., Class A	2,200	49,182
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	8,245	356,400
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	176,800	43,534
Shenzhen Inovance Technology Company, Ltd., A Shares	16,750	157,860
Shenzhen Kangtai Biological Products Company, Ltd., A Shares	3,000	37,742
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	6,800	345,355
Shenzhou International Group Holdings, Ltd.	122,500	2,248,110
Silergy Corp.	6,000	783,059
Smoore International Holdings, Ltd. (B)(C)	194,000	828,491
Sunac China Holdings, Ltd.	577,000	708,157
Sungrow Power Supply Company, Ltd., A Shares	11,700	209,522
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Sunny Optical Technology Group Company, Ltd.	93,300	$2,389,470
TBEA Company, Ltd., Class A	17,600	51,567
TCL Technology Group Corp., A Shares	122,600	108,052
Tencent Holdings, Ltd.	334,000	20,217,632
Tencent Music Entertainment Group, ADR (A)	31,045	191,858
The People’s Insurance Company Group of China, Ltd., H Shares	1,040,000	328,103
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	11,500	77,506
Tongwei Company, Ltd., A Shares	36,900	216,518
Trip.com Group, Ltd., ADR (A)	55,612	1,479,835
Tsingtao Brewery Company, Ltd., H Shares	24,000	215,452
Unigroup Guoxin Microelectronics Company, Ltd., Class A	2,100	70,766
Walvax Biotechnology Company, Ltd., Class A	5,200	39,376
Wanhua Chemical Group Company, Ltd., A Shares	32,900	466,984
Weichai Power Company, Ltd., H Shares	555,000	999,314
Will Semiconductor Company, Ltd., A Shares	6,200	247,597
Wingtech Technology Company, Ltd., A Shares	6,300	105,901
Wuliangye Yibin Company, Ltd., A Shares	20,900	651,361
WuXi AppTec Company, Ltd., H Shares (B)	38,980	556,389
WuXi Biologics Cayman, Inc. (A)(B)	231,000	2,249,995
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	5,700	64,349
Xinyi Solar Holdings, Ltd.	628,006	998,682
XPeng, Inc., ADR (A)	13,875	486,874
Yankuang Energy Group Company, Ltd., H Shares (C)	140,000	295,170
Yonyou Network Technology Company, Ltd., A Shares	13,800	75,684
Yum China Holdings, Inc.	61,782	2,976,039
Yunnan Baiyao Group Company, Ltd., A Shares	7,000	99,281
Yunnan Energy New Material Company, Ltd., A Shares	5,000	199,588
Zai Lab, Ltd. (A)	2,850	125,951
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	4,800	269,388
Zhejiang Chint Electrics Company, Ltd., Class A	7,100	52,982
Zhejiang Huayou Cobalt Company, Ltd., A Shares	8,300	128,268
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	4,500	40,501
Zhejiang NHU Company, Ltd., A Shares	25,440	119,939
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	13,700	41,130
Zhongsheng Group Holdings, Ltd.	30,500	233,320
Zijin Mining Group Company, Ltd., H Shares	1,038,000	1,325,863
ZTO Express Cayman, Inc., ADR	93,836	2,818,833
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Hong Kong - 1.8%		$12,462,037
Alibaba Health Information Technology, Ltd. (A)	374,000	279,629
China Gas Holdings, Ltd.	475,600	807,554
China Mengniu Dairy Company, Ltd. (A)	455,000	2,684,176
China Resources Beer Holdings Company, Ltd.	244,000	1,816,494
China Resources Gas Group, Ltd.	86,000	430,135
China Resources Land, Ltd.	680,000	3,274,618
Geely Automobile Holdings, Ltd.	912,000	1,946,211
Sino Biopharmaceutical, Ltd.	1,779,500	1,223,220
India - 17.3%		120,491,386
ABB India, Ltd.	2,862	88,250
ACC, Ltd.	16,144	493,455
Adani Enterprises, Ltd.	20,054	460,350
Adani Green Energy, Ltd. (A)	23,214	582,042
Adani Ports & Special Economic Zone, Ltd.	77,200	742,283
Adani Total Gas, Ltd.	26,249	646,811
Adani Transmission, Ltd. (A)	26,175	694,095
Alkem Laboratories, Ltd.	3,393	160,917
Ambuja Cements, Ltd.	121,092	592,296
Apollo Hospitals Enterprise, Ltd.	10,008	597,301
Ashok Leyland, Ltd.	151,821	270,083
Asian Paints, Ltd.	42,590	1,803,536
Astral, Ltd.	4,757	137,867
AU Small Finance Bank, Ltd. (A)(B)	13,489	236,981
Aurobindo Pharma, Ltd.	62,816	533,943
Avenue Supermarts, Ltd. (A)(B)	9,408	518,040
Axis Bank, Ltd. (A)	243,407	2,514,882
Bajaj Auto, Ltd.	7,523	357,900
Bajaj Finance, Ltd.	16,937	1,589,669
Bajaj Finserv, Ltd.	2,655	558,595
Bajaj Holdings & Investment, Ltd.	4,274	295,539
Balkrishna Industries, Ltd.	4,302	134,501
Bandhan Bank, Ltd. (B)	130,907	553,906
Bank of Baroda (A)	113,394	163,278
Berger Paints India, Ltd.	32,795	318,161
Bharat Electronics, Ltd.	214,659	603,798
Bharat Petroleum Corp., Ltd.	212,289	1,128,974
Bharti Airtel, Ltd. (A)	278,024	2,718,113
Biocon, Ltd. (A)	28,686	141,215
Bosch, Ltd.	856	189,719
Britannia Industries, Ltd.	13,147	624,418
Cadila Healthcare, Ltd.	50,795	277,042
Cholamandalam Investment and Finance Company, Ltd.	58,041	493,939
Cipla, Ltd.	103,626	1,312,293
Coal India, Ltd.	279,528	597,283
Colgate-Palmolive India, Ltd.	15,775	300,850
Container Corp. of India, Ltd.	27,447	237,238
Dabur India, Ltd.	92,565	667,359
Dalmia Bharat, Ltd.	4,545	107,744
Divi’s Laboratories, Ltd.	14,894	804,552
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
DLF, Ltd.	75,247	$395,180
Dr. Reddy’s Laboratories, Ltd.	11,488	661,469
Eicher Motors, Ltd.	13,464	476,150
GAIL India, Ltd.	235,582	454,606
Godrej Consumer Products, Ltd. (A)	64,219	765,060
Godrej Properties, Ltd. (A)	8,845	203,516
Grasim Industries, Ltd.	44,452	1,028,640
Gujarat Gas, Ltd.	18,753	169,028
Havells India, Ltd.	32,459	516,534
HCL Technologies, Ltd.	131,566	1,938,867
HDFC Asset Management Company, Ltd. (B)	5,468	161,353
HDFC Bank, Ltd.	339,920	6,762,414
HDFC Life Insurance Company, Ltd. (B)	51,634	431,145
Hero MotoCorp, Ltd.	24,999	909,207
Hindalco Industries, Ltd.	246,457	1,617,010
Hindustan Aeronautics, Ltd.	16,987	328,939
Hindustan Petroleum Corp., Ltd.	159,821	673,573
Hindustan Unilever, Ltd.	88,647	2,704,878
Honeywell Automation India, Ltd.	221	125,278
Housing Development Finance Corp., Ltd.	167,205	5,642,027
ICICI Bank, Ltd.	430,795	4,554,890
ICICI Lombard General Insurance Company, Ltd. (B)	21,060	385,217
ICICI Prudential Life Insurance Company, Ltd. (B)	25,342	190,551
Indian Oil Corp., Ltd.	494,914	830,356
Indian Railway Catering & Tourism Corp, Ltd.	13,976	162,754
Indraprastha Gas, Ltd.	24,360	128,292
Indus Towers, Ltd.	191,870	650,901
Info Edge India, Ltd.	4,755	312,869
Infosys, Ltd.	327,674	7,631,053
InterGlobe Aviation, Ltd. (A)(B)	6,287	156,521
ITC, Ltd.	426,532	1,257,490
Jindal Steel & Power, Ltd. (A)	60,401	312,275
JSW Energy, Ltd.	23,522	96,156
JSW Steel, Ltd.	271,445	2,293,128
Jubilant Foodworks, Ltd.	6,558	298,712
Kansai Nerolac Paints, Ltd.	13,399	102,105
Kotak Mahindra Bank, Ltd.	70,876	1,764,242
L&T Technology Services, Ltd. (B)	1,475	92,861
Larsen & Toubro Infotech, Ltd. (B)	4,868	409,806
Larsen & Toubro, Ltd.	75,738	1,940,582
Lupin, Ltd.	27,126	330,594
Mahindra & Mahindra, Ltd.	121,112	1,434,728
Marico, Ltd.	72,939	473,227
Maruti Suzuki India, Ltd.	9,922	1,141,477
Max Financial Services, Ltd. (A)	13,087	166,099
Max Healthcare Institute, Ltd. (A)	6,116	30,161
Mindtree, Ltd.	2,181	118,099
Motherson Sumi Systems, Ltd.	179,022	431,826
Motherson Sumi Wiring India, Ltd. (A)(D)	179,022	83,486
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Mphasis, Ltd.	4,403	$183,029
MRF, Ltd.	199	191,900
Muthoot Finance, Ltd.	23,075	450,847
Nestle India, Ltd.	3,881	961,139
NMDC, Ltd.	129,537	242,158
NTPC, Ltd.	962,053	1,828,123
Oil & Natural Gas Corp., Ltd.	463,074	1,070,458
Oracle Financial Services Software, Ltd.	1,315	61,867
Petronet LNG, Ltd.	161,340	462,902
PI Industries, Ltd.	4,788	156,558
Pidilite Industries, Ltd.	17,581	578,243
Piramal Enterprises, Ltd.	15,109	483,474
Power Finance Corp., Ltd.	212,911	346,661
Power Grid Corp. of India, Ltd.	729,658	2,107,646
Procter & Gamble Hygiene & Health Care, Ltd.	1,345	264,341
Punjab National Bank (A)	238,412	132,429
Reliance Industries, Ltd.	260,972	8,337,570
SBI Cards & Payment Services, Ltd. (A)	5,057	59,629
SBI Life Insurance Company, Ltd. (B)	23,628	391,692
Shree Cement, Ltd.	1,177	382,328
Shriram Transport Finance Company, Ltd.	20,904	345,218
Siemens, Ltd.	8,638	268,959
SRF, Ltd.	7,867	253,334
State Bank of India	211,761	1,526,575
Steel Authority of India, Ltd.	146,232	192,827
Sun Pharmaceutical Industries, Ltd.	129,001	1,441,748
Tata Communications, Ltd.	6,842	117,828
Tata Consultancy Services, Ltd.	89,076	4,470,303
Tata Consumer Products, Ltd.	60,562	590,017
Tata Motors, Ltd. (A)	326,382	2,263,428
Tata Power Company, Ltd.	89,666	295,773
Tata Steel, Ltd.	124,356	1,808,118
Tech Mahindra, Ltd.	112,474	2,235,161
Titan Company, Ltd.	39,736	1,254,076
Torrent Pharmaceuticals, Ltd.	5,619	200,597
UltraTech Cement, Ltd.	9,462	915,230
United Breweries, Ltd.	6,876	149,268
United Spirits, Ltd. (A)	29,819	345,612
UPL, Ltd.	115,659	1,209,094
Varun Beverages, Ltd.	6,981	84,664
Vedanta, Ltd.	358,766	1,547,373
Wipro, Ltd.	167,821	1,288,639
Indonesia - 2.0%		13,675,673
Aneka Tambang Tbk	539,200	66,360
Astra International Tbk PT	2,361,300	898,910
Bank Central Asia Tbk PT	4,558,600	2,416,863
Bank Jago Tbk PT (A)	100,500	114,602
Bank Mandiri Persero Tbk PT	2,227,000	1,157,476
Bank Negara Indonesia Persero Tbk PT	1,304,700	664,506
Bank Rakyat Indonesia Persero Tbk PT	7,849,050	2,221,223
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Bank Syariah Indonesia Tbk PT (A)	1,080,800	$116,106
Barito Pacific Tbk PT	2,903,600	179,683
Charoen Pokphand Indonesia Tbk PT	1,219,600	534,243
Elang Mahkota Teknologi Tbk PT (A)	1,929,100	240,769
Gudang Garam Tbk PT	84,600	180,147
Indah Kiat Pulp & Paper Tbk PT	271,800	143,630
Indocement Tunggal Prakarsa Tbk PT	223,300	170,014
Indofood CBP Sukses Makmur Tbk PT	343,200	208,206
Indofood Sukses Makmur Tbk PT	749,200	329,488
Kalbe Farma Tbk PT	2,914,000	332,288
Mayora Indah Tbk PT	528,200	68,862
Merdeka Copper Gold Tbk PT (A)	1,018,900	257,878
Sarana Menara Nusantara Tbk PT	2,770,900	197,481
Semen Indonesia Persero Tbk PT	501,500	234,501
Telkom Indonesia Persero Tbk PT	7,401,600	2,156,355
Tower Bersama Infrastructure Tbk PT	475,400	95,199
United Tractors Tbk PT	372,200	598,465
Vale Indonesia Tbk PT	282,200	92,418
Malaysia - 1.8%		12,686,924
Axiata Group BHD	332,395	295,427
CIMB Group Holdings BHD	622,448	773,320
Dialog Group BHD	418,500	255,969
DiGi.Com BHD	345,800	313,951
Fraser & Neave Holdings BHD	11,700	69,046
Genting BHD	369,700	385,997
Genting Malaysia BHD	434,000	283,077
HAP Seng Consolidated BHD	56,900	103,319
Hartalega Holdings BHD	240,700	338,147
Hong Leong Bank BHD	73,800	342,067
Hong Leong Financial Group BHD	44,800	194,806
IHH Healthcare BHD	211,600	326,083
IOI Corp. BHD	216,800	196,314
Kuala Lumpur Kepong BHD	44,975	232,101
Malayan Banking BHD	621,416	1,227,837
Maxis BHD	230,300	232,749
MISC BHD	164,800	274,043
Nestle Malaysia BHD	6,200	195,532
Petronas Chemicals Group BHD	177,800	377,647
Petronas Dagangan BHD	52,600	243,804
Petronas Gas BHD	66,300	268,970
PPB Group BHD	93,700	355,503
Press Metal Aluminium Holdings BHD	394,400	580,457
Public Bank BHD	2,005,400	2,017,139
RHB Bank BHD	312,603	415,260
Sime Darby BHD	471,300	242,097
Sime Darby Plantation BHD	210,238	177,312
Telekom Malaysia BHD	199,700	241,424
Tenaga Nasional BHD	587,400	1,285,530
Top Glove Corp. BHD	566,200	288,139
Westports Holdings BHD	167,700	153,857
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico - 2.4%		$16,964,663
America Movil SAB de CV, Series L	2,730,888	2,567,027
Arca Continental SAB de CV	62,364	367,679
Cemex SAB de CV (A)	2,386,888	1,461,101
Coca-Cola Femsa SAB de CV	66,272	349,156
El Puerto de Liverpool SAB de CV, Series C1	22,456	103,139
Fibra Uno Administracion SA de CV	277,740	285,151
Fomento Economico Mexicano SAB de CV	155,548	1,170,094
Grupo Aeroportuario del Pacifico SAB de CV, Series B (A)	36,028	495,745
Grupo Aeroportuario del Sureste SAB de CV, Series B	19,524	394,981
Grupo Bimbo SAB de CV, Series A	252,100	789,423
Grupo Carso SAB de CV, Series A1	56,604	158,170
Grupo Elektra SAB de CV	4,121	269,425
Grupo Financiero Banorte SAB de CV, Series O	302,204	1,909,612
Grupo Financiero Inbursa SAB de CV, Series O (A)	384,340	556,715
Grupo Mexico SAB de CV, Series B	505,608	2,172,138
Grupo Televisa SAB	452,952	927,445
Industrias Penoles SAB de CV	15,843	169,985
Kimberly-Clark de Mexico SAB de CV, Class A	174,800	251,843
Orbia Advance Corp. SAB de CV	200,800	469,885
Wal-Mart de Mexico SAB de CV	618,540	2,095,949
Philippines - 1.1%		7,917,789
Aboitiz Equity Ventures, Inc.	283,010	349,772
Aboitiz Power Corp.	445,200	308,299
AC Energy Corp.	333,900	62,490
Ayala Corp.	29,500	503,482
Ayala Land, Inc.	727,000	512,002
Bank of the Philippine Islands	398,740	767,364
BDO Unibank, Inc.	265,770	703,854
Globe Telecom, Inc.	5,365	327,320
International Container Terminal Services, Inc.	103,670	406,748
JG Summit Holdings, Inc.	355,553	435,940
Jollibee Foods Corp.	43,330	204,006
Manila Electric Company	46,730	307,103
Metropolitan Bank & Trust Company	325,982	376,662
PLDT, Inc.	18,915	680,532
San Miguel Corp.	82,919	182,999
SM Investments Corp.	32,385	602,911
SM Prime Holdings, Inc.	1,160,500	799,089
Universal Robina Corp.	155,420	387,216
Poland - 1.0%		6,622,686
Allegro.eu SA (A)(B)	23,449	215,360
Bank Polska Kasa Opieki SA	20,568	680,744
CD Projekt SA	5,535	243,437
Cyfrowy Polsat SA	36,111	277,492
Dino Polska SA (A)(B)	5,683	435,873
ING Bank Slaski SA	3,376	222,648
KGHM Polska Miedz SA	17,980	612,875
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland (continued)
LPP SA	180	$698,632
mBank SA (A)	694	78,859
PGE Polska Grupa Energetyczna SA (A)	121,754	227,508
Polski Koncern Naftowy ORLEN SA	55,687	965,749
Polskie Gornictwo Naftowe i Gazownictwo SA	253,788	329,540
Powszechna Kasa Oszczednosci Bank Polski SA (A)	86,033	1,001,127
Powszechny Zaklad Ubezpieczen SA	37,373	330,460
Santander Bank Polska SA	3,536	302,382
Romania - 0.0%		154,849
NEPI Rockcastle PLC	22,871	154,849
Russia - 2.8%		19,575,713
Gazprom PJSC, ADR	547,108	4,721,542
Lukoil PJSC, ADR	56,590	5,020,665
MMC Norilsk Nickel PJSC, ADR	93,456	2,627,983
Novatek PJSC, GDR	5,910	1,240,509
Novolipetsk Steel PJSC, GDR	6,243	172,182
Novolipetsk Steel PJSC, GDR (London Stock Exchange)	116	3,199
Polyus PJSC, GDR	6,556	511,368
Polyus PJSC, GDR (London Stock Exchange)	262	20,436
Rosneft Oil Company PJSC, GDR	1,890	14,005
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	219,964	1,629,933
Sberbank of Russia PJSC, ADR	261,025	3,613,891
Saudi Arabia - 3.1%		21,771,251
Advanced Petrochemical Company	5,866	117,104
Al Rajhi Bank	99,940	3,947,629
Alinma Bank	98,281	784,540
Almarai Company JSC	25,353	331,787
Bank AlBilad (A)	24,730	366,478
Bank Al-Jazira	22,375	137,879
Banque Saudi Fransi	54,421	758,607
Bupa Arabia for Cooperative Insurance Company	2,609	103,334
Dr Sulaiman Al Habib Medical Services Group Company	9,402	413,479
Etihad Etisalat Company	69,451	602,529
Jarir Marketing Company	6,950	373,072
Mouwasat Medical Services Company	2,581	136,483
National Petrochemical Company	10,471	118,053
Riyad Bank	117,084	1,061,024
SABIC Agri-Nutrients Company	27,062	1,218,977
Sahara International Petrochemical Company	35,430	406,058
Saudi Arabian Mining Company (A)	36,099	884,218
Saudi Basic Industries Corp.	72,483	2,407,149
Saudi Electricity Company	93,727	655,757
Saudi Industrial Investment Group	12,278	111,264
Saudi Kayan Petrochemical Company (A)	113,117	590,925
Saudi Telecom Company	49,428	1,546,642
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
The Saudi British Bank	23,226	$248,238
The Saudi National Bank	192,454	3,785,577
The Savola Group	21,734	197,534
Yanbu National Petrochemical Company	25,838	466,914
South Africa - 4.7%		32,937,854
Absa Group, Ltd.	143,640	1,577,347
African Rainbow Minerals, Ltd.	14,120	207,921
Anglo American Platinum, Ltd.	6,544	784,798
AngloGold Ashanti, Ltd.	65,846	1,221,152
Aspen Pharmacare Holdings, Ltd.	40,915	547,261
Bid Corp., Ltd.	33,266	712,499
Capitec Bank Holdings, Ltd.	11,134	1,452,472
Clicks Group, Ltd.	31,909	608,726
Discovery, Ltd. (A)	83,826	843,028
Exxaro Resources, Ltd.	32,862	352,751
FirstRand, Ltd.	726,404	2,897,634
Gold Fields, Ltd.	174,370	1,819,106
Impala Platinum Holdings, Ltd.	119,056	1,801,848
Investec, Ltd.	17,860	100,118
Kumba Iron Ore, Ltd.	6,705	234,346
MTN Group, Ltd. (A)	331,421	4,115,876
Naspers, Ltd., N Shares	22,529	3,585,504
Nedbank Group, Ltd.	77,522	954,718
Northam Platinum Holdings, Ltd. (A)	41,248	541,157
Old Mutual, Ltd.	634,702	563,725
Pepkor Holdings, Ltd. (B)	44,160	64,542
Sanlam, Ltd.	424,436	1,724,357
Sasol, Ltd. (A)	68,246	1,521,617
Shoprite Holdings, Ltd.	69,912	949,077
Sibanye Stillwater, Ltd.	293,889	1,073,920
Standard Bank Group, Ltd.	157,364	1,519,829
The Bidvest Group, Ltd.	11,058	134,168
Vodacom Group, Ltd.	87,662	832,024
Woolworths Holdings, Ltd.	57,448	196,333
South Korea - 12.2%		85,308,588
Alteogen, Inc. (A)	1,658	66,017
Amorepacific Corp. (A)	2,508	322,472
AMOREPACIFIC Group (A)	3,884	131,454
Celltrion Healthcare Company, Ltd.	6,380	330,776
Celltrion Pharm, Inc. (A)	1,048	71,808
Celltrion, Inc.	9,387	1,175,808
CJ CheilJedang Corp. (A)	1,791	514,049
CJ Logistics Corp. (A)	642	61,777
Coway Company, Ltd. (A)	9,932	572,604
Doosan Heavy Industries and Construction Company, Ltd. (A)	9,169	134,626
Ecopro BM Company, Ltd.	327	89,054
E-MART, Inc.	3,270	358,059
GS Holdings Corp. (A)	8,104	257,809
Hana Financial Group, Inc.	47,875	1,787,122
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Hanjin Kal Corp. (A)	1,444	$63,007
Hankook Tire & Technology Company, Ltd. (A)	14,425	402,656
Hanmi Pharm Company, Ltd. (A)	596	122,117
Hanmi Science Company, Ltd. (A)	1,032	38,438
Hanon Systems	22,809	201,506
Hanwha Solutions Corp. (A)	17,493	467,979
HLB, Inc. (A)	3,358	88,302
HMM Company, Ltd. (A)	31,802	577,739
HYBE Company, Ltd. (A)	439	86,307
Hyundai Engineering & Construction Company, Ltd. (A)	12,018	420,705
Hyundai Glovis Company, Ltd.	4,051	546,070
Hyundai Heavy Industries Holdings Company, Ltd.	7,534	299,048
Hyundai Mobis Company, Ltd.	7,349	1,414,324
Hyundai Motor Company	15,363	2,415,005
Hyundai Steel Company	12,594	406,393
Industrial Bank of Korea	50,574	434,211
Kakao Corp.	18,816	1,326,719
Kakao Games Corp. (A)	1,208	65,836
Kangwon Land, Inc. (A)	10,118	208,151
KB Financial Group, Inc.	52,132	2,573,085
Kia Corp.	31,229	2,124,246
Korea Electric Power Corp.	39,556	675,947
Korea Investment Holdings Company, Ltd. (A)	7,360	442,638
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	6,804	449,837
Korea Zinc Company, Ltd. (A)	1,667	703,860
Korean Air Lines Company, Ltd. (A)	14,737	345,962
KT&G Corp.	13,191	849,126
Kumho Petrochemical Company, Ltd. (A)	2,308	278,568
LG Chem, Ltd.	3,476	1,842,525
LG Corp.	20,724	1,272,149
LG Display Company, Ltd.	43,468	710,344
LG Electronics, Inc.	20,000	2,115,305
LG Household & Health Care, Ltd.	1,172	947,905
LG Innotek Company, Ltd.	1,429	419,039
LG Uplus Corp.	64,050	688,053
Lotte Chemical Corp. (A)	2,917	471,850
Lotte Corp. (A)	7,014	154,477
Macquarie Korea Infrastructure Fund	15,911	178,182
Mirae Asset Securities Company, Ltd.	57,682	406,717
NAVER Corp.	8,138	2,092,725
NCSoft Corp. (A)	1,693	752,757
Netmarble Corp. (A)(B)	2,684	243,798
Orion Corp. (A)	3,013	242,940
Pearl Abyss Corp. (A)	1,249	97,599
POSCO	8,690	1,910,286
POSCO Chemical Company, Ltd.	2,093	191,851
S-1 Corp.	2,582	145,217
Samsung Biologics Company, Ltd. (A)(B)	897	549,882
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Samsung C&T Corp.	10,783	$957,097
Samsung Card Company, Ltd.	4,230	108,601
Samsung Electro-Mechanics Company, Ltd.	7,049	1,040,831
Samsung Electronics Company, Ltd.	426,489	25,932,512
Samsung Fire & Marine Insurance Company, Ltd.	5,721	951,523
Samsung Heavy Industries Company, Ltd. (A)	104,324	448,277
Samsung Life Insurance Company, Ltd.	13,158	659,264
Samsung SDI Company, Ltd.	3,685	1,785,185
Samsung SDS Company, Ltd.	3,559	414,798
Seegene, Inc.	4,130	186,372
Shin Poong Pharmaceutical Company, Ltd. (A)	1,069	21,194
Shinhan Financial Group Company, Ltd.	63,954	2,023,928
SK Biopharmaceuticals Company, Ltd. (A)	1,106	69,544
SK Bioscience Company, Ltd. (A)	924	126,470
SK Hynix, Inc.	63,420	6,339,370
SK IE Technology Company, Ltd. (A)(B)	1,387	132,314
SK Innovation Company, Ltd. (A)	6,297	1,128,289
SK Square Company, Ltd. (A)	9,397	428,731
SK Telecom Company, Ltd.	14,558	681,104
SK, Inc.	4,735	858,231
SKC Company, Ltd. (A)	630	73,165
S-Oil Corp.	7,032	524,994
Woori Financial Group, Inc.	75,993	923,515
Yuhan Corp. (A)	3,375	158,461
Taiwan - 16.8%		116,763,308
Accton Technology Corp.	60,000	571,655
Advantech Company, Ltd.	42,989	588,096
ASE Technology Holding Company, Ltd.	503,000	1,786,740
Asia Cement Corp.	430,000	683,325
ASMedia Technology, Inc.	3,000	167,182
Asustek Computer, Inc.	109,000	1,408,841
AU Optronics Corp.	1,511,000	1,094,652
Catcher Technology Company, Ltd.	126,000	699,899
Cathay Financial Holding Company, Ltd.	1,053,359	2,397,268
Chailease Holding Company, Ltd.	252,806	2,285,925
Chang Hwa Commercial Bank, Ltd.	1,047,712	664,849
Cheng Shin Rubber Industry Company, Ltd.	387,000	480,724
China Development Financial Holding Corp.	2,985,159	1,953,329
China Steel Corp.	1,543,000	1,866,756
Chunghwa Telecom Company, Ltd.	354,000	1,495,470
Compal Electronics, Inc.	708,000	641,461
CTBC Financial Holding Company, Ltd.	2,486,000	2,466,873
Delta Electronics, Inc.	135,000	1,300,784
E.Sun Financial Holding Company, Ltd.	1,770,510	1,846,005
Eclat Textile Company, Ltd.	24,000	526,354
eMemory Technology, Inc.	3,000	169,339
Evergreen Marine Corp. Taiwan, Ltd.	363,000	1,474,761
Far Eastern New Century Corp.	693,000	717,567
Far EasTone Telecommunications Company, Ltd.	325,000	759,510
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Feng TAY Enterprise Company, Ltd.	98,680	$794,719
First Financial Holding Company, Ltd.	1,835,354	1,659,565
Formosa Chemicals & Fibre Corp.	496,000	1,405,220
Formosa Petrochemical Corp.	202,000	697,929
Formosa Plastics Corp.	522,000	1,970,590
Fubon Financial Holding Company, Ltd.	955,883	2,598,143
Giant Manufacturing Company, Ltd.	16,000	182,067
Globalwafers Company, Ltd.	38,000	1,053,354
Hiwin Technologies Corp.	28,962	274,376
Hon Hai Precision Industry Company, Ltd.	1,171,800	4,297,246
Hotai Motor Company, Ltd.	42,000	909,039
Hua Nan Financial Holdings Company, Ltd.	1,782,067	1,399,948
Innolux Corp.	1,591,000	969,564
Inventec Corp.	461,000	417,675
Largan Precision Company, Ltd.	12,000	875,818
Lite-On Technology Corp.	403,000	920,058
MediaTek, Inc.	148,000	5,720,141
Mega Financial Holding Company, Ltd.	1,396,000	1,854,541
Micro-Star International Company, Ltd.	70,000	380,024
momo.com, Inc.	5,600	224,491
Nan Ya Plastics Corp.	690,000	2,143,381
Nan Ya Printed Circuit Board Corp.	21,000	356,367
Nanya Technology Corp.	195,000	504,782
Nien Made Enterprise Company, Ltd.	8,000	111,455
Novatek Microelectronics Corp.	80,000	1,354,713
Oneness Biotech Company, Ltd. (A)	14,000	120,299
Pegatron Corp.	388,000	966,722
Pou Chen Corp.	455,000	522,659
President Chain Store Corp.	93,000	886,065
Quanta Computer, Inc.	403,000	1,346,038
Realtek Semiconductor Corp.	56,000	1,059,035
Shin Kong Financial Holding Company, Ltd.	2,347,140	932,476
Sino-American Silicon Products, Inc.	52,000	391,673
SinoPac Financial Holdings Company, Ltd.	2,045,000	1,209,472
Taishin Financial Holding Company, Ltd.	2,245,390	1,586,320
Taiwan Cement Corp.	823,164	1,386,540
Taiwan Cooperative Financial Holding Company, Ltd.	1,675,159	1,593,009
Taiwan High Speed Rail Corp.	320,000	327,317
Taiwan Mobile Company, Ltd.	213,000	763,504
Taiwan Semiconductor Manufacturing Company, Ltd.	1,326,000	30,320,558
The Shanghai Commercial & Savings Bank, Ltd.	254,000	422,359
Unimicron Technology Corp.	140,000	1,006,687
Uni-President Enterprises Corp.	805,000	1,956,497
United Microelectronics Corp.	1,130,000	2,327,928
Vanguard International Semiconductor Corp.	141,000	661,555
Walsin Technology Corp. (A)	42,000	227,260
Wan Hai Lines, Ltd.	51,000	270,457
Win Semiconductors Corp.	45,000	542,802
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Winbond Electronics Corp.	320,000	$344,575
Wiwynn Corp.	16,000	572,949
Yageo Corp.	65,000	1,072,661
Yang Ming Marine Transport Corp. (A)	132,000	467,937
Yuanta Financial Holding Company, Ltd.	2,217,360	2,012,955
Zhen Ding Technology Holding, Ltd.	101,000	342,428
Thailand - 2.1%		14,318,575
Advanced Info Service PCL, NVDR	129,700	857,006
Airports of Thailand PCL, NVDR (A)	286,600	548,754
Asset World Corp. PCL, NVDR (A)	437,600	64,401
B Grimm Power PCL, NVDR	86,900	92,655
Bangkok Bank PCL, NVDR	67,800	274,906
Bangkok Dusit Medical Services PCL, NVDR	272,700	183,465
Bangkok Expressway & Metro PCL, NVDR	757,800	186,633
Bank of Ayudhya PCL, NVDR	123,200	135,984
Berli Jucker PCL, NVDR	183,100	174,604
BTS Group Holdings PCL, NVDR	903,300	249,598
Bumrungrad Hospital PCL, NVDR	39,200	166,007
Carabao Group PCL, NVDR	37,100	113,100
Central Pattana PCL, NVDR	157,300	256,301
Central Retail Corp. PCL, NVDR	339,300	346,484
Charoen Pokphand Foods PCL, NVDR	755,500	572,950
CP ALL PCL, NVDR	528,800	996,612
Delta Electronics Thailand PCL, NVDR	30,300	315,786
Electricity Generating PCL, NVDR	37,300	190,449
Energy Absolute PCL, NVDR	219,200	587,584
Global Power Synergy PCL, NVDR	87,186	204,905
Gulf Energy Development PCL, NVDR	322,040	473,944
Home Product Center PCL, NVDR	517,400	219,112
Indorama Ventures PCL, NVDR	279,300	398,461
Intouch Holdings PCL, NVDR	97,000	223,600
Kasikornbank PCL, NVDR	81,500	365,948
Krung Thai Bank PCL, NVDR	555,000	233,368
Krungthai Card PCL, NVDR	102,700	185,073
Land & Houses PCL, NVDR	490,500	144,373
Minor International PCL, NVDR (A)	322,029	294,996
Muangthai Capital PCL, NVDR	82,300	139,041
Osotspa PCL, NVDR	99,800	96,668
PTT Exploration & Production PCL, NVDR	306,100	1,190,568
PTT Global Chemical PCL, NVDR	211,100	358,226
PTT Oil & Retail Business PCL, NVDR	114,200	84,377
PTT PCL, NVDR	1,153,000	1,350,563
SCG Packaging PCL, NVDR	48,200	90,117
Thai Beverage PCL	1,032,100	499,963
Thai Oil PCL, NVDR	145,700	229,742
The Siam Cement PCL, NVDR	36,800	425,529
The Siam Commercial Bank PCL, NVDR	99,400	374,672
TMBThanachart Bank PCL, NVDR	2,646,689	108,109
True Corp. PCL, NVDR	2,168,600	313,941
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey - 0.3%		$2,022,635
Akbank T.A.S.	355,811	213,240
Aselsan Elektronik Sanayi Ve Ticaret AS	39,549	63,677
BIM Birlesik Magazalar AS	55,644	291,793
Enka Insaat ve Sanayi AS	156,551	182,743
Eregli Demir ve Celik Fabrikalari TAS	138,356	281,343
Ford Otomotiv Sanayi AS	8,816	162,973
KOC Holding AS	88,665	214,533
Turkcell Iletisim Hizmetleri AS	126,198	175,815
Turkiye Garanti Bankasi AS	255,755	227,054
Turkiye Is Bankasi AS, Class C	177,411	110,423
Turkiye Petrol Rafinerileri AS (A)	7,761	99,041
United States - 0.1%		287,625

Parade Technologies, Ltd.	4,000	287,625

PREFERRED SECURITIES - 1.5%		$10,709,630
(Cost $13,374,057)
Brazil - 1.4%		10,134,948
Alpargatas SA	4,700	25,739
Banco Bradesco SA	459,098	1,971,268
Banco Inter SA (B)	62,966	102,927
Banco Pan SA	6,100	12,556
Braskem SA, A Shares	26,000	240,757
Centrais Eletricas Brasileiras SA, B Shares	31,460	204,283
Cia Energetica de Minas Gerais	113,300	280,156
Gerdau SA	184,000	964,701
Itau Unibanco Holding SA	388,350	1,852,525
Petroleo Brasileiro SA	713,000	4,343,795
Usinas Siderurgicas de Minas Gerais SA, A Shares	45,300	136,241
Chile - 0.1%		563,505
Sociedad Quimica y Minera de Chile SA, B Shares	10,539	563,505
South Korea - 0.0%		11,177

Hyundai Engineering & Construction Company, Ltd. (A)	202	11,177

RIGHTS - 0.0%		$21,334
(Cost $0)
CITIC Securities Company, Ltd. (Expiration Date: 2-23-22; Strike Price: HKD 17.67) (A)	50,250	19,849
Doosan Heavy Industries & Construction Company, Ltd. (Expiration Date: 2-11-22; Strike Price: KRW 13,850.00) (A)	1,053	1,485
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%		$2,583
(Cost $2,583)
Short-term funds - 0.0%		2,583
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	2,583	2,583
Total investments (Multifactor Emerging Markets ETF) (Cost $596,236,572) - 100.4%		$699,686,759
Other assets and liabilities, net - (0.4%)		(2,631,280)
Total net assets - 100.0%		$697,055,479

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
HKD	Hong Kong Dollar
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $2,050,946. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $2,169,368 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-22.
The fund had the following sector composition as a percentage of total investments on 1-31-22:
Financials	24.6%
Information technology	18.8%
Consumer discretionary	11.0%
Materials	10.8%
Communication services	9.1%
Energy	6.7%
Consumer staples	6.3%
Industrials	4.7%
Health care	3.3%
Utilities	2.8%
Real estate	1.9%
TOTAL	100.0%
MULTIFACTOR ENERGY ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$24,788,471
(Cost $21,289,263)
Energy – 99.9%		24,788,471
Energy equipment and services – 12.3%
Baker Hughes Company	20,907	573,688
Halliburton Company	32,199	989,797
Schlumberger NV	38,532	1,505,445
Oil, gas and consumable fuels – 87.6%
APA Corp.	9,118	302,809
Cheniere Energy, Inc.	7,215	807,359
Chevron Corp.	11,169	1,466,825
ConocoPhillips	19,457	1,724,279
Continental Resources, Inc.	3,497	181,634
Coterra Energy, Inc.	30,240	662,256
Devon Energy Corp.	16,217	820,094
Diamondback Energy, Inc.	6,973	879,714
EOG Resources, Inc.	15,996	1,783,234
EQT Corp. (A)	11,716	248,965
Exxon Mobil Corp.	19,820	1,505,527
Hess Corp.	10,469	966,184
HollyFrontier Corp.	6,091	214,160
Kinder Morgan, Inc.	49,782	864,216
Marathon Oil Corp.	44,376	864,001
Marathon Petroleum Corp.	18,231	1,308,074
New Fortress Energy, Inc. (B)	1,548	33,994
Occidental Petroleum Corp.	28,028	1,055,815
ONEOK, Inc.	13,706	831,680
Ovintiv, Inc.	12,854	498,735
Phillips 66	10,131	859,007
Pioneer Natural Resources Company	5,415	1,185,289
Targa Resources Corp.	8,685	513,110
The Williams Companies, Inc.	41,481	1,241,941
Valero Energy Corp.	10,855	900,639

SHORT-TERM INVESTMENTS – 0.4%		$91,702
(Cost $91,702)
Short-term funds – 0.4%		91,702
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	91,702	91,702
Total investments (Multifactor Energy ETF) (Cost $21,380,965) 100.3%		$24,880,173
Other assets and liabilities, net (0.3%)		(80,378)
Total net assets 100.0%		$24,799,795

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $27,735. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $26,681 in the form of U.S. Treasuries was pledged to the fund.
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
MULTIFACTOR FINANCIALS ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$29,780,812
(Cost $24,822,967)
Consumer discretionary – 0.0%		11,600
Auto components – 0.0%
QuantumScape Corp. (A)	695	11,600
Financials – 86.4%		25,737,354
Banks – 27.1%
Bank of America Corp.	20,258	934,704
Bank OZK	710	33,264
BOK Financial Corp.	284	29,124
Citigroup, Inc.	8,139	530,012
Citizens Financial Group, Inc.	4,758	244,894
Comerica, Inc.	1,565	145,201
Commerce Bancshares, Inc.	1,232	84,897
Cullen/Frost Bankers, Inc.	569	80,235
East West Bancorp, Inc.	1,504	129,855
Fifth Third Bancorp	8,396	374,713
First Citizens BancShares, Inc., Class A	55	42,849
First Financial Bankshares, Inc.	1,225	57,563
First Horizon Corp.	6,256	107,040
First Republic Bank	1,409	244,588
Huntington Bancshares, Inc.	13,603	204,861
JPMorgan Chase & Co.	7,279	1,081,659
KeyCorp	11,535	289,067
M&T Bank Corp.	1,313	222,396
People’s United Financial, Inc.	3,993	77,384
Pinnacle Financial Partners, Inc.	608	58,800
Popular, Inc.	845	75,349
Prosperity Bancshares, Inc.	868	63,581
Regions Financial Corp.	11,280	258,763
Signature Bank	556	169,374
SVB Financial Group (A)	529	308,883
Synovus Financial Corp.	1,435	71,406
The PNC Financial Services Group, Inc.	1,982	408,272
Truist Financial Corp.	6,471	406,508
U.S. Bancorp	6,325	368,052
Wells Fargo & Company	13,704	737,275
Western Alliance Bancorp	1,038	102,959
Zions Bancorp NA	1,984	134,555
Capital markets – 22.4%
Affiliated Managers Group, Inc.	333	48,688
Ameriprise Financial, Inc.	1,049	319,221
Ares Management Corp., Class A	1,070	85,300
BlackRock, Inc.	420	345,635
Cboe Global Markets, Inc.	997	118,174
CME Group, Inc.	1,284	294,678
FactSet Research Systems, Inc.	385	162,428
Franklin Resources, Inc.	3,153	100,801
Houlihan Lokey, Inc.	326	34,647
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Interactive Brokers Group, Inc., Class A	697	$47,528
Intercontinental Exchange, Inc.	2,229	282,325
Invesco, Ltd.	4,454	100,928
Janus Henderson Group PLC	1,581	58,339
Jefferies Financial Group, Inc.	2,392	87,643
KKR & Company, Inc.	2,776	197,540
LPL Financial Holdings, Inc.	875	150,780
MarketAxess Holdings, Inc.	324	111,612
Moody’s Corp.	774	265,482
Morgan Stanley	4,941	506,650
Morningstar, Inc.	227	65,242
MSCI, Inc.	323	173,167
Nasdaq, Inc.	1,091	195,518
Northern Trust Corp.	2,131	248,560
Raymond James Financial, Inc.	1,960	207,505
S&P Global, Inc.	752	312,245
SEI Investments Company	1,496	87,681
State Street Corp.	3,385	319,883
Stifel Financial Corp.	877	65,687
T. Rowe Price Group, Inc.	1,213	187,324
The Bank of New York Mellon Corp.	4,743	281,070
The Blackstone Group, Inc.	2,038	268,955
The Charles Schwab Corp.	4,565	400,351
The Goldman Sachs Group, Inc.	1,386	491,586
Tradeweb Markets, Inc., Class A	571	48,404
Consumer finance – 6.5%
Ally Financial, Inc.	5,403	257,831
American Express Company	2,097	377,083
Capital One Financial Corp.	2,966	435,201
Credit Acceptance Corp. (A)	120	64,747
Discover Financial Services	3,132	362,529
OneMain Holdings, Inc.	1,084	55,999
SLM Corp.	3,300	60,522
Synchrony Financial	6,768	288,249
Upstart Holdings, Inc. (A)	164	17,878
Diversified financial services – 6.3%
Apollo Global Management, Inc.	3,986	279,020
Berkshire Hathaway, Inc., Class B (A)	4,123	1,290,585
Equitable Holdings, Inc.	5,677	190,974
Voya Financial, Inc.	1,573	106,901
Insurance – 23.9%
Aflac, Inc.	6,186	388,605
Alleghany Corp. (A)	137	90,968
American Financial Group, Inc.	808	105,266
American International Group, Inc.	5,099	294,467
Aon PLC, Class A	1,128	311,824
Arch Capital Group, Ltd. (A)	3,902	180,741
Arthur J. Gallagher & Company	1,774	280,186
Assurant, Inc.	586	89,371
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Brown & Brown, Inc.	2,395	$158,741
Chubb, Ltd.	1,843	363,587
Cincinnati Financial Corp.	1,310	154,357
CNA Financial Corp.	332	15,242
Erie Indemnity Company, Class A	277	50,996
Everest Re Group, Ltd.	411	116,477
Fidelity National Financial, Inc.	3,655	184,029
First American Financial Corp.	1,326	98,800
Globe Life, Inc.	1,087	111,200
Lincoln National Corp.	1,999	139,890
Loews Corp.	2,529	150,880
Markel Corp. (A)	116	142,998
Marsh & McLennan Companies, Inc.	2,519	387,019
MetLife, Inc.	3,418	229,211
Old Republic International Corp.	3,700	94,831
Primerica, Inc.	436	67,292
Principal Financial Group, Inc.	2,887	210,924
Prudential Financial, Inc.	3,863	430,995
Reinsurance Group of America, Inc.	686	78,773
RenaissanceRe Holdings, Ltd.	414	65,068
The Allstate Corp.	3,852	464,821
The Hartford Financial Services Group, Inc.	4,904	352,450
The Progressive Corp.	2,917	316,961
The Travelers Companies, Inc.	3,359	558,199
Unum Group	2,359	59,871
W.R. Berkley Corp.	1,404	118,638
Willis Towers Watson PLC	1,150	269,054
Thrifts and mortgage finance – 0.2%
New York Community Bancorp, Inc.	4,694	54,732
Rocket Companies, Inc., Class A	413	5,220
TFS Financial Corp.	431	7,491
Industrials – 1.6%		482,037
Professional services – 1.6%
Dun & Bradstreet Holdings, Inc. (A)	1,151	23,089
Equifax, Inc.	1,134	271,888
TransUnion	1,814	187,060
Information technology – 11.9%		3,549,821
IT services – 11.9%
Affirm Holdings, Inc. (A)	456	29,216
Block, Inc. (A)	739	90,372
Euronet Worldwide, Inc. (A)	432	57,840
Fidelity National Information Services, Inc.	1,490	178,681
Fiserv, Inc. (A)	1,412	149,248
FleetCor Technologies, Inc. (A)	845	201,330
Global Payments, Inc.	1,119	167,716
Jack Henry & Associates, Inc.	683	114,614
Mastercard, Inc., Class A	2,429	938,517
PayPal Holdings, Inc. (A)	2,807	482,636
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Shift4 Payments, Inc., Class A (A)	198	$10,439
The Western Union Company	3,626	68,568
Visa, Inc., Class A	4,412	997,862
WEX, Inc. (A)	390	62,782

SHORT-TERM INVESTMENTS – 0.3%		$95,138
(Cost $95,138)
Short-term funds – 0.3%		95,138
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	95,138	95,138
Total investments (Multifactor Financials ETF) (Cost $24,918,105) 100.2%		$29,875,950
Other assets and liabilities, net (0.2%)		(70,608)
Total net assets 100.0%		$29,805,342

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
MULTIFACTOR HEALTHCARE ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$41,957,765
(Cost $37,167,174)
Consumer discretionary – 0.6%		234,845
Diversified consumer services – 0.6%
Service Corp. International	3,805	234,845
Health care – 99.4%		41,722,920
Biotechnology – 15.1%
AbbVie, Inc.	8,563	1,172,189
Alnylam Pharmaceuticals, Inc. (A)	1,175	161,680
Amgen, Inc.	3,118	708,223
Arrowhead Pharmaceuticals, Inc. (A)	926	48,856
Beam Therapeutics, Inc. (A)	378	26,161
Biogen, Inc. (A)	1,479	334,254
Biohaven Pharmaceutical Holding Company, Ltd. (A)	394	52,351
BioMarin Pharmaceutical, Inc. (A)	2,657	235,490
Blueprint Medicines Corp. (A)	733	56,514
Bridgebio Pharma, Inc. (A)	1,084	10,699
CRISPR Therapeutics AG (A)(B)	879	56,036
Denali Therapeutics, Inc. (A)	874	29,908
Exact Sciences Corp. (A)	1,469	112,173
Exelixis, Inc. (A)	5,605	101,451
Fate Therapeutics, Inc. (A)	750	31,133
Gilead Sciences, Inc.	9,810	673,751
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (A)	1,933	$66,901
Horizon Therapeutics PLC (A)	3,122	291,376
Incyte Corp. (A)	2,143	159,289
Intellia Therapeutics, Inc. (A)	465	43,975
Invitae Corp. (A)	1,276	14,342
Ionis Pharmaceuticals, Inc. (A)	1,419	45,124
Mirati Therapeutics, Inc. (A)	337	40,204
Moderna, Inc. (A)	1,667	282,273
Natera, Inc. (A)	684	48,325
Neurocrine Biosciences, Inc. (A)	968	76,491
Novavax, Inc. (A)	575	53,878
Regeneron Pharmaceuticals, Inc. (A)	978	595,201
Sarepta Therapeutics, Inc. (A)	692	49,526
Seagen, Inc. (A)	1,393	187,372
Twist Bioscience Corp. (A)	304	18,064
Ultragenyx Pharmaceutical, Inc. (A)	530	37,063
United Therapeutics Corp. (A)	863	174,214
Vertex Pharmaceuticals, Inc. (A)	1,332	323,743
Vir Biotechnology, Inc. (A)	705	24,203
Health care equipment and supplies – 20.3%
Abbott Laboratories	8,358	1,065,311
ABIOMED, Inc. (A)	500	147,935
Align Technology, Inc. (A)	419	207,388
Baxter International, Inc.	4,294	366,879
Becton, Dickinson and Company	2,361	600,025
Boston Scientific Corp. (A)	10,324	442,900
Dentsply Sirona, Inc.	3,777	201,767
DexCom, Inc. (A)	488	210,074
Edwards Lifesciences Corp. (A)	4,210	459,732
Envista Holdings Corp. (A)	2,321	100,360
Globus Medical, Inc., Class A (A)	1,190	79,409
Hologic, Inc. (A)	5,778	405,847
IDEXX Laboratories, Inc. (A)	669	339,384
Insulet Corp. (A)	660	163,680
Integra LifeSciences Holdings Corp. (A)	1,047	67,783
Intuitive Surgical, Inc. (A)	1,291	366,876
Masimo Corp. (A)	705	155,008
Medtronic PLC	6,638	686,967
Novocure, Ltd. (A)	684	46,957
Penumbra, Inc. (A)	329	74,357
Quidel Corp. (A)	629	65,013
ResMed, Inc.	2,261	516,865
Shockwave Medical, Inc. (A)	221	32,038
STAAR Surgical Company (A)	314	22,834
STERIS PLC	1,456	326,726
Stryker Corp.	1,409	349,502
Tandem Diabetes Care, Inc. (A)	478	56,457
Teleflex, Inc.	727	225,508
The Cooper Companies, Inc.	829	330,191
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	3,161	$388,866
Health care providers and services – 24.2%
Acadia Healthcare Company, Inc. (A)	1,098	57,810
agilon health, Inc. (A)	425	7,047
Amedisys, Inc. (A)	445	60,120
AmerisourceBergen Corp.	2,189	298,142
Anthem, Inc.	1,558	687,062
Cardinal Health, Inc.	5,227	269,556
Centene Corp. (A)	7,252	563,916
Chemed Corp.	264	123,792
Cigna Corp.	3,000	691,380
CVS Health Corp.	8,300	884,033
DaVita, Inc. (A)	1,510	163,639
Encompass Health Corp.	2,146	133,138
Guardant Health, Inc. (A)	905	62,943
HCA Healthcare, Inc.	1,628	390,801
HealthEquity, Inc. (A)	870	46,493
Henry Schein, Inc. (A)	2,868	215,960
Humana, Inc.	1,377	540,473
Laboratory Corp. of America Holdings (A)	2,204	598,077
LHC Group, Inc. (A)	377	46,786
McKesson Corp.	1,973	506,509
Molina Healthcare, Inc. (A)	1,196	347,414
Oak Street Health, Inc. (A)(B)	170	2,955
Quest Diagnostics, Inc.	3,174	428,553
R1 RCM, Inc. (A)	2,640	62,779
Signify Health, Inc., Class A (A)(B)	276	3,679
Tenet Healthcare Corp. (A)	1,455	107,845
UnitedHealth Group, Inc.	5,526	2,611,422
Universal Health Services, Inc., Class B	1,791	232,937
Health care technology – 2.5%
Cerner Corp.	6,002	547,382
Change Healthcare, Inc. (A)	3,533	69,529
Doximity, Inc., Class A (A)	314	14,309
Inspire Medical Systems, Inc. (A)	213	47,135
Omnicell, Inc. (A)	477	71,617
Teladoc Health, Inc. (A)	1,631	125,114
Veeva Systems, Inc., Class A (A)	771	182,372
Life sciences tools and services – 15.5%
10X Genomics, Inc., Class A (A)	649	62,479
Agilent Technologies, Inc.	2,336	325,452
Avantor, Inc. (A)	8,747	326,526
Bio-Rad Laboratories, Inc., Class A (A)	366	219,501
Bio-Techne Corp.	545	205,143
Bruker Corp.	1,952	130,003
Charles River Laboratories International, Inc. (A)	689	227,205
Danaher Corp.	3,262	932,247
Illumina, Inc. (A)	866	302,078
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
IQVIA Holdings, Inc. (A)	1,648	$403,595
Maravai LifeSciences Holdings, Inc., Class A (A)	1,115	32,246
Medpace Holdings, Inc. (A)	341	60,514
Mettler-Toledo International, Inc. (A)	353	519,856
NeoGenomics, Inc. (A)	1,468	33,089
Pacific Biosciences of California, Inc. (A)	1,469	16,423
PerkinElmer, Inc.	2,279	392,375
Repligen Corp. (A)	535	106,112
Sotera Health Company (A)	1,513	32,545
Syneos Health, Inc. (A)	1,491	135,025
Thermo Fisher Scientific, Inc.	2,332	1,355,592
Waters Corp. (A)	891	285,227
West Pharmaceutical Services, Inc.	1,025	403,051
Pharmaceuticals – 21.8%
Bristol-Myers Squibb Company	14,991	972,766
Catalent, Inc. (A)	2,688	279,364
Elanco Animal Health, Inc. (A)	6,358	165,562
Eli Lilly & Company	4,174	1,024,258
Jazz Pharmaceuticals PLC (A)	1,151	159,885
Johnson & Johnson	15,499	2,670,319
Merck & Company, Inc.	14,087	1,147,809
Organon & Company	2,847	90,848
Perrigo Company PLC	2,122	80,785
Pfizer, Inc.	32,523	1,713,637
Royalty Pharma PLC, Class A	3,572	142,916
Viatris, Inc.	14,097	211,032
Zoetis, Inc.	2,551	509,664

SHORT-TERM INVESTMENTS – 0.3%		$146,785
(Cost $146,785)
Short-term funds – 0.3%		146,785
John Hancock Collateral Trust, 0.0587% (C)(D)	4,710	47,116

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	99,669	99,669
Total investments (Multifactor Healthcare ETF) (Cost $37,313,959) 100.3%		$42,104,550
Other assets and liabilities, net (0.3%)		(128,370)
Total net assets 100.0%		$41,976,180

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $55,743. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $5,626 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$17,545,502
(Cost $17,028,368)
Consumer discretionary – 9.1%		1,591,766
Auto components – 2.7%
Aptiv PLC (A)	1,466	200,226
Autoliv, Inc.	580	57,443
BorgWarner, Inc.	1,867	81,868
Gentex Corp.	1,751	54,981
Lear Corp.	462	77,302
Distributors – 0.7%
Pool Corp.	262	124,778
Hotels, restaurants and leisure – 0.4%
Aramark	1,878	64,397
Household durables – 5.3%
D.R. Horton, Inc.	2,710	241,786
Leggett & Platt, Inc.	1,386	55,232
Lennar Corp., A Shares	2,069	198,852
Lennar Corp., B Shares	96	7,750
Mohawk Industries, Inc. (A)	384	60,622
NVR, Inc. (A)	29	154,489
PulteGroup, Inc.	2,091	110,175
Toll Brothers, Inc.	820	48,355
TopBuild Corp. (A)	230	53,510
Industrials – 79.9%		14,020,616
Aerospace and defense – 10.5%
Axon Enterprise, Inc. (A)	283	39,600
BWX Technologies, Inc.	627	27,908
General Dynamics Corp.	877	186,012
HEICO Corp.	221	30,142
HEICO Corp., Class A	386	42,344
Howmet Aerospace, Inc.	2,140	66,533
Huntington Ingalls Industries, Inc.	358	67,018
L3Harris Technologies, Inc.	625	130,806
Lockheed Martin Corp.	558	217,135
Northrop Grumman Corp.	596	220,460
Raytheon Technologies Corp.	3,584	323,241
Textron, Inc.	1,745	118,765
The Boeing Company (A)	1,006	201,441
TransDigm Group, Inc. (A)	273	168,220
Virgin Galactic Holdings, Inc. (A)(B)	528	4,858
Air freight and logistics – 5.0%
C.H. Robinson Worldwide, Inc.	967	101,197
Expeditors International of Washington, Inc.	1,230	140,810
FedEx Corp.	970	238,484
GXO Logistics, Inc. (A)	788	63,993
United Parcel Service, Inc., Class B	1,642	332,029
Airlines – 0.9%
Alaska Air Group, Inc. (A)	300	16,422
American Airlines Group, Inc. (A)	954	15,712
Delta Air Lines, Inc. (A)	883	35,046
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines (continued)
Southwest Airlines Company (A)	1,142	$51,116
United Airlines Holdings, Inc. (A)	777	33,318
Building products – 6.1%
A.O. Smith Corp.	947	72,370
Advanced Drainage Systems, Inc.	313	35,397
Builders FirstSource, Inc. (A)	1,382	93,962
Carlisle Companies, Inc.	426	95,185
Carrier Global Corp.	3,976	189,576
Johnson Controls International PLC	2,652	192,721
Lennox International, Inc.	203	57,575
Masco Corp.	1,598	101,201
Trane Technologies PLC	838	145,058
Trex Company, Inc. (A)	674	61,651
Zurn Water Solutions Corp.	801	24,463
Commercial services and supplies – 4.5%
ADT, Inc.	1,626	12,341
Cintas Corp.	452	176,972
IAA, Inc. (A)	837	38,443
MSA Safety, Inc.	221	30,365
Republic Services, Inc.	1,622	207,065
Stericycle, Inc. (A)	602	35,361
Tetra Tech, Inc.	332	46,211
Waste Management, Inc.	1,605	241,456
Construction and engineering – 1.9%
AECOM	1,141	78,877
EMCOR Group, Inc.	508	60,559
MasTec, Inc. (A)	464	39,964
Quanta Services, Inc.	1,105	113,506
WillScot Mobile Mini Holdings Corp. (A)	1,349	49,967
Electrical equipment – 7.0%
Acuity Brands, Inc.	166	31,794
AMETEK, Inc.	1,747	238,937
Eaton Corp. PLC	1,357	214,990
Emerson Electric Company	2,333	214,519
Generac Holdings, Inc. (A)	369	104,198
Hubbell, Inc.	443	82,969
nVent Electric PLC	652	22,553
Regal Rexnord Corp.	440	69,731
Rockwell Automation, Inc.	754	218,072
Shoals Technologies Group, Inc., Class A (A)	347	5,850
Sunrun, Inc. (A)	1,101	28,549
Industrial conglomerates – 4.5%
3M Company	1,607	266,794
General Electric Company	2,285	215,887
Honeywell International, Inc.	1,527	312,241
Machinery – 21.8%
AGCO Corp.	505	59,186
Caterpillar, Inc.	1,526	307,581
Chart Industries, Inc. (A)	128	15,599
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Colfax Corp. (A)	802	$32,978
Crane Company	206	21,323
Cummins, Inc.	1,157	255,558
Deere & Company	757	284,935
Donaldson Company, Inc.	973	54,157
Dover Corp.	1,046	177,726
Fortive Corp.	2,179	153,707
Graco, Inc.	1,250	90,700
IDEX Corp.	525	113,106
Illinois Tool Works, Inc.	1,008	235,791
Ingersoll Rand, Inc.	2,535	142,492
ITT, Inc.	783	71,973
Lincoln Electric Holdings, Inc.	503	64,304
Nordson Corp.	358	83,249
Oshkosh Corp.	623	70,904
Otis Worldwide Corp.	2,211	188,886
PACCAR, Inc.	2,771	257,675
Parker-Hannifin Corp.	931	288,619
Pentair PLC	1,266	80,644
Snap-on, Inc.	450	93,713
Stanley Black & Decker, Inc.	1,147	200,324
The Middleby Corp. (A)	463	85,748
The Timken Company	507	33,868
The Toro Company	753	72,725
Wabtec Corp.	1,189	105,702
Watts Water Technologies, Inc., Class A	113	17,313
Woodward, Inc.	404	44,549
Xylem, Inc.	1,103	115,837
Professional services – 4.6%
ASGN, Inc. (A)	212	24,352
CACI International, Inc., Class A (A)	187	46,275
Clarivate PLC (A)	1,602	26,369
Exponent, Inc.	219	20,801
IHS Markit, Ltd.	1,114	130,104
Jacobs Engineering Group, Inc.	936	121,848
Leidos Holdings, Inc.	1,006	89,987
ManpowerGroup, Inc.	462	48,450
Robert Half International, Inc.	934	105,785
TriNet Group, Inc. (A)	420	35,784
Verisk Analytics, Inc.	822	161,219
Road and rail – 9.1%
AMERCO	83	50,543
CSX Corp.	8,287	283,581
J.B. Hunt Transport Services, Inc.	782	150,566
Knight-Swift Transportation Holdings, Inc.	1,123	63,539
Landstar System, Inc.	332	53,120
Norfolk Southern Corp.	962	261,654
Old Dominion Freight Line, Inc.	711	214,672
Saia, Inc. (A)	163	46,338
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail (continued)
TuSimple Holdings, Inc., Class A (A)	111	$2,082
Union Pacific Corp.	1,678	410,355
XPO Logistics, Inc. (A)	879	58,163
Trading companies and distributors – 4.0%
Fastenal Company	3,416	193,619
United Rentals, Inc. (A)	815	260,898
W.W. Grainger, Inc.	311	153,979
Watsco, Inc.	202	57,077
WESCO International, Inc. (A)	235	28,644
Information technology – 10.8%		1,893,987
Electronic equipment, instruments and components – 2.5%
Arrow Electronics, Inc. (A)	606	75,144
CDW Corp.	931	176,006
TD SYNNEX Corp.	263	27,502
Teledyne Technologies, Inc. (A)	286	120,529
Vontier Corp.	1,232	34,632
IT services – 7.5%
Accenture PLC, Class A	1,464	517,641
Automatic Data Processing, Inc.	1,038	214,004
Broadridge Financial Solutions, Inc.	765	121,803
Gartner, Inc. (A)	320	94,045
Genpact, Ltd.	1,310	65,173
Globant SA (A)	104	26,539
Maximus, Inc.	418	32,320
Paychex, Inc.	2,086	245,647
Semiconductors and semiconductor equipment – 0.5%
Enphase Energy, Inc. (A)	616	86,530
Software – 0.3%
Black Knight, Inc. (A)	757	56,472
Materials – 0.2%		39,133
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	589	39,133

SHORT-TERM INVESTMENTS – 0.7%		$128,328
(Cost $128,328)
Short-term funds – 0.7%		128,328
John Hancock Collateral Trust, 0.0587% (C)(D)	404	4,037

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	124,291	124,291
Total investments (Multifactor Industrials ETF) (Cost $17,156,696) 100.7%		$17,673,830
Other assets and liabilities, net (0.7%)		(120,189)
Total net assets 100.0%		$17,553,641

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $4,370.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$776,515,008
(Cost $602,063,239)
Communication services – 7.5%		58,242,114
Diversified telecommunication services – 1.0%
AT&T, Inc.	111,419	2,841,185
Lumen Technologies, Inc.	59,490	735,296
Verizon Communications, Inc.	70,371	3,745,848
Entertainment – 1.2%
Activision Blizzard, Inc.	14,971	1,182,859
Electronic Arts, Inc.	7,477	991,899
Liberty Media Corp.-Liberty Formula One, Series A (A)	838	45,922
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,706	403,902
Live Nation Entertainment, Inc. (A)	4,291	469,907
Netflix, Inc. (A)	4,680	1,999,015
Playtika Holding Corp. (A)	939	15,991
Roku, Inc. (A)	1,610	264,121
Spotify Technology SA (A)	1,021	200,381
Take-Two Interactive Software, Inc. (A)	3,296	538,369
The Walt Disney Company (A)	22,534	3,221,686
Warner Music Group Corp., Class A	1,907	81,048
Zynga, Inc., Class A (A)	18,963	171,994
Interactive media and services – 3.7%
Alphabet, Inc., Class A (A)	5,344	14,461,238
Alphabet, Inc., Class C (A)	992	2,692,258
Bumble, Inc., Class A (A)	347	10,240
Match Group, Inc. (A)	5,635	635,065
Meta Platforms, Inc., Class A (A)	32,221	10,093,550
Pinterest, Inc., Class A (A)	6,417	189,687
Snap, Inc., Class A (A)	10,099	328,621
Twitter, Inc. (A)	11,619	435,829
ZoomInfo Technologies, Inc. (A)	1,387	73,317
Media – 1.5%
Altice USA, Inc., Class A (A)	8,794	126,809
Cable One, Inc.	181	279,596
Charter Communications, Inc., Class A (A)	2,087	1,238,301
Comcast Corp., Class A	76,968	3,847,630
Discovery, Inc., Series A (A)(B)	11,014	307,401
Discovery, Inc., Series C (A)	10,445	285,671
DISH Network Corp., Class A (A)	9,958	312,681
Fox Corp., Class A	12,081	490,609
Fox Corp., Class B	4,635	172,329
Liberty Broadband Corp., Series A (A)	463	67,760
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp., Series C (A)	6,465	$959,471
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	4,726	218,578
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,574	166,298
News Corp., Class A	13,922	309,625
News Corp., Class B	4,011	89,205
Omnicom Group, Inc.	11,974	902,361
Sirius XM Holdings, Inc. (B)	34,105	216,908
The Interpublic Group of Companies, Inc.	21,612	768,090
The New York Times Company, Class A	2,874	115,046
ViacomCBS, Inc., Class A	239	8,743
ViacomCBS, Inc., Class B	15,853	530,283
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)	9,240	999,491
Consumer discretionary – 11.1%		86,508,032
Auto components – 0.3%
Aptiv PLC (A)	6,935	947,182
Autoliv, Inc.	3,698	366,250
BorgWarner, Inc.	9,402	412,278
Gentex Corp.	9,784	307,218
Lear Corp.	3,301	552,323
QuantumScape Corp. (A)	1,154	19,260
Automobiles – 1.1%
Ford Motor Company	73,855	1,499,257
General Motors Company (A)	26,316	1,387,643
Tesla, Inc. (A)	6,270	5,873,234
Distributors – 0.3%
Genuine Parts Company	6,476	862,797
LKQ Corp.	10,434	572,722
Pool Corp.	1,315	626,269
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,744	223,947
Chegg, Inc. (A)	1,979	52,384
Service Corp. International	8,690	536,347
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	653	100,542
Aramark	10,104	346,466
Booking Holdings, Inc. (A)	482	1,183,855
Caesars Entertainment, Inc. (A)	4,423	336,767
Carnival Corp. (A)	18,737	371,180
Chipotle Mexican Grill, Inc. (A)	582	864,608
Churchill Downs, Inc.	567	119,240
Darden Restaurants, Inc.	5,227	731,100
Domino’s Pizza, Inc.	1,215	552,400
DraftKings, Inc., Class A (A)	5,433	120,015
Expedia Group, Inc. (A)	4,401	806,659
Hilton Worldwide Holdings, Inc. (A)	7,860	1,140,565
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hyatt Hotels Corp., Class A (A)	1,313	$120,284
Las Vegas Sands Corp. (A)	8,769	384,082
Marriott International, Inc., Class A (A)	6,104	983,476
McDonald’s Corp.	9,616	2,494,871
MGM Resorts International	18,236	779,042
Norwegian Cruise Line Holdings, Ltd. (A)	5,607	116,794
Penn National Gaming, Inc. (A)	3,707	169,076
Royal Caribbean Cruises, Ltd. (A)	6,397	497,751
Starbucks Corp.	16,085	1,581,477
Vail Resorts, Inc.	1,554	430,613
Wynn Resorts, Ltd. (A)	3,083	263,442
Yum! Brands, Inc.	7,643	956,674
Household durables – 0.8%
D.R. Horton, Inc.	14,067	1,255,058
Garmin, Ltd.	5,601	696,876
Lennar Corp., A Shares	9,861	947,741
Lennar Corp., B Shares	482	38,912
Mohawk Industries, Inc. (A)	2,599	410,304
Newell Brands, Inc.	14,274	331,300
NVR, Inc. (A)	189	1,006,845
PulteGroup, Inc.	10,792	568,630
Tempur Sealy International, Inc.	1,940	77,231
Whirlpool Corp.	3,431	721,162
Internet and direct marketing retail – 2.4%
Amazon.com, Inc. (A)	5,487	16,414,196
Chewy, Inc., Class A (A)(B)	1,231	58,608
DoorDash, Inc., Class A (A)	744	84,437
eBay, Inc.	19,820	1,190,587
Etsy, Inc. (A)	2,995	470,455
Wayfair, Inc., Class A (A)(B)	1,133	176,657
Leisure products – 0.1%
Hasbro, Inc.	5,573	515,391
Peloton Interactive, Inc., Class A (A)	3,635	99,345
YETI Holdings, Inc. (A)	790	51,808
Multiline retail – 0.7%
Dollar General Corp.	6,630	1,382,222
Dollar Tree, Inc. (A)	9,732	1,277,033
Kohl’s Corp.	2,850	170,174
Target Corp.	13,447	2,964,122
Specialty retail – 2.7%
Advance Auto Parts, Inc.	2,667	617,437
AutoZone, Inc. (A)	742	1,473,872
Bath & Body Works, Inc.	4,895	274,463
Best Buy Company, Inc.	14,110	1,400,841
Burlington Stores, Inc. (A)	2,020	478,599
CarMax, Inc. (A)	7,610	846,004
Carvana Company (A)	700	113,442
Dick’s Sporting Goods, Inc. (B)	1,014	117,016
Five Below, Inc. (A)	1,500	246,000
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Floor & Decor Holdings, Inc., Class A (A)	2,811	$305,612
Lithia Motors, Inc.	725	211,794
Lowe’s Companies, Inc.	11,959	2,838,469
O’Reilly Automotive, Inc. (A)	2,190	1,427,333
RH (A)	417	167,976
Ross Stores, Inc.	10,625	1,038,594
The Gap, Inc.	11,891	214,870
The Home Depot, Inc.	12,355	4,534,038
The TJX Companies, Inc.	22,433	1,614,503
Tractor Supply Company	6,623	1,445,867
Ulta Beauty, Inc. (A)	2,542	924,627
Williams-Sonoma, Inc.	2,975	477,607
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (A)	1,484	89,144
Crocs, Inc. (A)	591	60,648
Deckers Outdoor Corp. (A)	775	248,178
Levi Strauss & Company, Class A	1,788	39,211
Lululemon Athletica, Inc. (A)	2,570	857,763
NIKE, Inc., Class B	18,669	2,764,319
Ralph Lauren Corp.	717	79,472
Tapestry, Inc.	5,170	196,202
Under Armour, Inc., Class A (A)	3,048	57,394
Under Armour, Inc., Class C (A)	3,070	49,089
VF Corp.	10,711	698,464
Consumer staples – 5.7%		44,189,441
Beverages – 1.2%
Brown-Forman Corp., Class A	2,089	130,855
Brown-Forman Corp., Class B	6,382	430,338
Constellation Brands, Inc., Class A	4,158	988,565
Keurig Dr. Pepper, Inc.	9,822	372,745
Molson Coors Beverage Company, Class B	7,174	341,913
Monster Beverage Corp. (A)	7,795	675,982
PepsiCo, Inc.	19,557	3,393,531
The Coca-Cola Company	50,139	3,058,980
Food and staples retailing – 1.4%
Albertsons Companies, Inc., Class A	2,800	78,820
Casey’s General Stores, Inc.	1,014	190,439
Costco Wholesale Corp.	6,389	3,227,276
Sysco Corp.	12,483	975,546
The Kroger Company	42,282	1,843,072
U.S. Foods Holding Corp. (A)	7,962	280,740
Walgreens Boots Alliance, Inc.	15,518	772,176
Walmart, Inc.	23,139	3,235,064
Food products – 1.5%
Archer-Daniels-Midland Company	19,262	1,444,650
Beyond Meat, Inc. (A)(B)	603	39,273
Bunge, Ltd.	6,208	613,723
Campbell Soup Company	8,770	386,932
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Conagra Brands, Inc.	18,269	$635,030
Darling Ingredients, Inc. (A)	2,659	169,564
General Mills, Inc.	17,061	1,171,749
Hormel Foods Corp.	9,760	463,307
Kellogg Company	10,346	651,798
Lamb Weston Holdings, Inc.	5,309	340,891
McCormick & Company, Inc.	10,106	1,013,733
Mondelez International, Inc., Class A	23,442	1,571,317
The Hershey Company	4,693	924,850
The J.M. Smucker Company	4,093	575,394
The Kraft Heinz Company	12,482	446,856
Tyson Foods, Inc., Class A	9,130	829,826
Household products – 1.1%
Church & Dwight Company, Inc.	8,471	869,548
Colgate-Palmolive Company	12,303	1,014,382
Kimberly-Clark Corp.	5,929	816,127
The Clorox Company	5,427	910,976
The Procter & Gamble Company	32,897	5,278,324
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	3,034	945,971
Tobacco – 0.4%
Altria Group, Inc.	26,696	1,358,292
Philip Morris International, Inc.	16,732	1,720,886
Energy – 3.3%		25,879,592
Energy equipment and services – 0.3%
Baker Hughes Company	13,991	383,913
Halliburton Company	24,038	738,928
Schlumberger NV	31,684	1,237,894
Oil, gas and consumable fuels – 3.0%
Cheniere Energy, Inc.	6,027	674,421
Chevron Corp.	27,882	3,661,743
ConocoPhillips	24,393	2,161,708
Continental Resources, Inc.	3,268	169,740
Devon Energy Corp.	8,216	415,483
Diamondback Energy, Inc.	5,269	664,737
EOG Resources, Inc.	15,186	1,692,935
Exxon Mobil Corp.	57,810	4,391,248
Hess Corp.	9,839	908,041
Kinder Morgan, Inc.	47,982	832,968
Marathon Oil Corp.	20,844	405,833
Marathon Petroleum Corp.	19,742	1,416,489
Occidental Petroleum Corp.	23,544	886,902
ONEOK, Inc.	14,265	865,600
Phillips 66	9,040	766,502
Pioneer Natural Resources Company	4,750	1,039,728
Targa Resources Corp.	1,925	113,729
Texas Pacific Land Corp.	118	126,850
The Williams Companies, Inc.	35,412	1,060,235
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	15,234	$1,263,965
Financials – 13.3%		103,455,526
Banks – 4.3%
Bank of America Corp.	96,035	4,431,055
Citigroup, Inc.	35,629	2,320,160
Citizens Financial Group, Inc.	18,227	938,144
Comerica, Inc.	6,839	634,522
Commerce Bancshares, Inc.	4,095	282,186
East West Bancorp, Inc.	5,321	459,415
Fifth Third Bancorp	36,504	1,629,174
First Citizens BancShares, Inc., Class A	46	35,838
First Horizon Corp.	12,769	218,478
First Republic Bank	5,540	961,689
Huntington Bancshares, Inc.	43,160	649,990
JPMorgan Chase & Co.	43,331	6,438,987
KeyCorp	42,136	1,055,928
M&T Bank Corp.	5,306	898,730
Regions Financial Corp.	52,111	1,195,426
Signature Bank	1,898	578,188
SVB Financial Group (A)	1,992	1,163,129
The PNC Financial Services Group, Inc.	8,232	1,695,710
Truist Financial Corp.	28,368	1,782,078
U.S. Bancorp	26,015	1,513,813
Wells Fargo & Company	65,647	3,531,809
Western Alliance Bancorp	1,653	163,961
Zions Bancorp NA	7,753	525,808
Capital markets – 3.5%
Ameriprise Financial, Inc.	5,575	1,696,528
Ares Management Corp., Class A	2,679	213,570
BlackRock, Inc.	1,626	1,338,100
Cboe Global Markets, Inc.	3,494	414,144
CME Group, Inc.	4,443	1,019,669
FactSet Research Systems, Inc.	1,450	611,741
Franklin Resources, Inc.	12,246	391,505
Intercontinental Exchange, Inc.	9,962	1,261,787
Invesco, Ltd.	8,406	190,480
Jefferies Financial Group, Inc.	1,751	64,157
KKR & Company, Inc.	9,420	670,327
LPL Financial Holdings, Inc.	3,030	522,130
MarketAxess Holdings, Inc.	1,241	427,500
Moody’s Corp.	3,629	1,244,747
Morgan Stanley	25,978	2,663,784
Morningstar, Inc.	691	198,600
MSCI, Inc.	1,639	878,701
Nasdaq, Inc.	4,349	779,384
Northern Trust Corp.	8,740	1,019,434
Raymond James Financial, Inc.	7,605	805,141
S&P Global, Inc.	4,234	1,758,041
SEI Investments Company	6,381	373,990
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
State Street Corp.	12,550	$1,185,975
T. Rowe Price Group, Inc.	6,272	968,585
The Bank of New York Mellon Corp.	24,956	1,478,893
The Blackstone Group, Inc.	7,480	987,136
The Charles Schwab Corp.	24,784	2,173,557
The Goldman Sachs Group, Inc.	5,557	1,970,957
Tradeweb Markets, Inc., Class A	1,647	139,616
Consumer finance – 1.0%
Ally Financial, Inc.	23,427	1,117,936
American Express Company	11,379	2,046,172
Capital One Financial Corp.	13,494	1,979,975
Credit Acceptance Corp. (A)	74	39,927
Discover Financial Services	13,763	1,593,067
Synchrony Financial	25,480	1,085,193
Upstart Holdings, Inc. (A)	252	27,471
Diversified financial services – 1.1%
Apollo Global Management, Inc.	10,879	761,530
Berkshire Hathaway, Inc., Class B (A)	22,504	7,044,202
Equitable Holdings, Inc.	15,332	515,768
Voya Financial, Inc.	5,837	396,683
Insurance – 3.4%
Aflac, Inc.	22,490	1,412,822
Alleghany Corp. (A)	547	363,208
American Financial Group, Inc.	3,153	410,773
American International Group, Inc.	21,043	1,215,233
Aon PLC, Class A	5,853	1,618,003
Arch Capital Group, Ltd. (A)	14,033	650,009
Arthur J. Gallagher & Company	6,897	1,089,312
Assurant, Inc.	1,662	253,472
Brown & Brown, Inc.	8,537	565,832
Chubb, Ltd.	6,184	1,219,980
Cincinnati Financial Corp.	5,949	700,971
CNA Financial Corp.	1,426	65,468
Erie Indemnity Company, Class A	902	166,058
Everest Re Group, Ltd.	1,743	493,966
Fidelity National Financial, Inc.	12,397	624,189
Globe Life, Inc.	4,696	480,401
Lincoln National Corp.	9,300	650,814
Loews Corp.	11,587	691,280
Markel Corp. (A)	449	553,500
Marsh & McLennan Companies, Inc.	9,761	1,499,680
MetLife, Inc.	14,802	992,622
Principal Financial Group, Inc.	13,180	962,931
Prudential Financial, Inc.	12,149	1,355,464
Reinsurance Group of America, Inc.	2,911	334,270
RenaissanceRe Holdings, Ltd.	1,033	162,357
The Allstate Corp.	12,179	1,469,640
The Hartford Financial Services Group, Inc.	19,453	1,398,087
The Progressive Corp.	13,960	1,516,894
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
The Travelers Companies, Inc.	10,955	$1,820,502
W.R. Berkley Corp.	6,374	538,603
Willis Towers Watson PLC	4,301	1,006,262
Thrifts and mortgage finance – 0.0%
Rocket Companies, Inc., Class A	997	12,602
Health care – 12.7%		98,756,181
Biotechnology – 1.7%
AbbVie, Inc.	22,140	3,030,745
Alnylam Pharmaceuticals, Inc. (A)	2,192	301,619
Amgen, Inc.	9,436	2,143,293
Biogen, Inc. (A)	4,106	927,956
Biohaven Pharmaceutical Holding Company, Ltd. (A)	252	33,483
BioMarin Pharmaceutical, Inc. (A)	5,037	446,429
Bridgebio Pharma, Inc. (A)	569	5,616
CRISPR Therapeutics AG (A)(B)	1,118	71,273
Exact Sciences Corp. (A)	2,736	208,921
Gilead Sciences, Inc.	22,462	1,542,690
Horizon Therapeutics PLC (A)	5,353	499,595
Incyte Corp. (A)	4,158	309,064
Intellia Therapeutics, Inc. (A)	281	26,574
Mirati Therapeutics, Inc. (A)	499	59,531
Moderna, Inc. (A)	3,587	607,387
Natera, Inc. (A)	744	52,564
Neurocrine Biosciences, Inc. (A)	1,776	140,340
Novavax, Inc. (A)(B)	856	80,207
Regeneron Pharmaceuticals, Inc. (A)	1,578	960,355
Seagen, Inc. (A)	2,739	368,423
United Therapeutics Corp. (A)	372	75,096
Vertex Pharmaceuticals, Inc. (A)	3,514	854,078
Health care equipment and supplies – 2.6%
Abbott Laboratories	24,933	3,177,960
ABIOMED, Inc. (A)	1,086	321,315
Align Technology, Inc. (A)	1,063	526,142
Baxter International, Inc.	10,337	883,193
Becton, Dickinson and Company	4,442	1,128,890
Boston Scientific Corp. (A)	22,727	974,988
Dentsply Sirona, Inc.	8,186	437,296
DexCom, Inc. (A)	1,413	608,268
Edwards Lifesciences Corp. (A)	11,401	1,244,989
Globus Medical, Inc., Class A (A)	405	27,026
Hologic, Inc. (A)	12,697	891,837
IDEXX Laboratories, Inc. (A)	2,220	1,126,206
Insulet Corp. (A)	1,223	303,304
Intuitive Surgical, Inc. (A)	4,126	1,172,527
Masimo Corp. (A)	1,266	278,355
Medtronic PLC	17,204	1,780,442
Novocure, Ltd. (A)	1,272	87,323
Penumbra, Inc. (A)	524	118,429
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
ResMed, Inc.	5,338	$1,220,267
STERIS PLC	3,160	709,104
Stryker Corp.	4,617	1,145,247
Teleflex, Inc.	1,469	455,669
The Cooper Companies, Inc.	1,785	710,966
Zimmer Biomet Holdings, Inc.	7,283	895,955
Health care providers and services – 3.3%
agilon health, Inc. (A)	487	8,074
AmerisourceBergen Corp.	6,043	823,057
Anthem, Inc.	5,123	2,259,192
Cardinal Health, Inc.	12,108	624,410
Centene Corp. (A)	15,445	1,201,003
Cigna Corp.	8,253	1,901,986
CVS Health Corp.	23,039	2,453,884
DaVita, Inc. (A)	4,142	448,869
Encompass Health Corp.	3,334	206,841
Guardant Health, Inc. (A)	1,590	110,585
HCA Healthcare, Inc.	4,648	1,115,752
Henry Schein, Inc. (A)	7,416	558,425
Humana, Inc.	3,467	1,360,798
Laboratory Corp. of America Holdings (A)	5,307	1,440,108
McKesson Corp.	6,329	1,624,781
Molina Healthcare, Inc. (A)	2,546	739,562
Oak Street Health, Inc. (A)(B)	257	4,467
Quest Diagnostics, Inc.	8,851	1,195,062
UnitedHealth Group, Inc.	14,725	6,958,593
Universal Health Services, Inc., Class B	5,022	653,161
Health care technology – 0.2%
Cerner Corp.	12,877	1,174,382
Doximity, Inc., Class A (A)	166	7,565
Teladoc Health, Inc. (A)	2,084	159,864
Veeva Systems, Inc., Class A (A)	2,069	489,401
Life sciences tools and services – 2.0%
10X Genomics, Inc., Class A (A)	964	92,804
Agilent Technologies, Inc.	7,420	1,033,754
Avantor, Inc. (A)	14,327	534,827
Bio-Rad Laboratories, Inc., Class A (A)	717	430,006
Bio-Techne Corp.	993	373,775
Bruker Corp.	3,195	212,787
Charles River Laboratories International, Inc. (A)	1,609	530,584
Danaher Corp.	8,851	2,529,527
Illumina, Inc. (A)	2,605	908,676
IQVIA Holdings, Inc. (A)	5,274	1,291,603
Maravai LifeSciences Holdings, Inc., Class A (A)	663	19,174
Mettler-Toledo International, Inc. (A)	1,043	1,536,005
PerkinElmer, Inc.	4,580	788,539
Repligen Corp. (A)	776	153,912
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Syneos Health, Inc. (A)	2,316	$209,737
Thermo Fisher Scientific, Inc.	5,677	3,300,040
Waters Corp. (A)	2,552	816,946
West Pharmaceutical Services, Inc.	2,294	902,047
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Company	31,264	2,028,721
Catalent, Inc. (A)	5,360	557,065
Elanco Animal Health, Inc. (A)	13,306	346,488
Eli Lilly & Company	11,464	2,813,151
Jazz Pharmaceuticals PLC (A)	2,246	311,992
Johnson & Johnson	37,634	6,483,962
Merck & Company, Inc.	37,709	3,072,529
Organon & Company	4,397	140,308
Pfizer, Inc.	86,686	4,567,485
Royalty Pharma PLC, Class A	4,242	169,722
Viatris, Inc.	29,900	447,603
Zoetis, Inc.	8,317	1,661,653
Industrials – 10.7%		83,409,168
Aerospace and defense – 1.4%
Axon Enterprise, Inc. (A)	641	89,695
General Dynamics Corp.	4,700	996,870
HEICO Corp.	1,082	147,574
HEICO Corp., Class A	1,975	216,658
Howmet Aerospace, Inc.	15,315	476,143
Huntington Ingalls Industries, Inc.	1,794	335,837
L3Harris Technologies, Inc.	4,053	848,252
Lockheed Martin Corp.	3,616	1,407,094
Northrop Grumman Corp.	3,003	1,110,810
Raytheon Technologies Corp.	26,474	2,387,690
Textron, Inc.	10,829	737,022
The Boeing Company (A)	6,503	1,302,161
TransDigm Group, Inc. (A)	1,338	824,462
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	6,067	634,912
Expeditors International of Washington, Inc.	7,129	816,128
FedEx Corp.	5,042	1,239,626
GXO Logistics, Inc. (A)	3,927	318,912
United Parcel Service, Inc., Class B	8,874	1,794,412
Airlines – 0.1%
American Airlines Group, Inc. (A)	5,571	91,754
Delta Air Lines, Inc. (A)	4,738	188,051
Southwest Airlines Company (A)	7,070	316,453
United Airlines Holdings, Inc. (A)	4,166	178,638
Building products – 1.0%
A.O. Smith Corp.	4,706	359,633
Advanced Drainage Systems, Inc.	498	56,319
Allegion PLC	4,822	591,804
Builders FirstSource, Inc. (A)	3,812	259,178
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Carlisle Companies, Inc.	2,576	$575,581
Carrier Global Corp.	26,188	1,248,644
Fortune Brands Home & Security, Inc.	5,786	544,868
Johnson Controls International PLC	18,723	1,360,600
Lennox International, Inc.	1,303	369,557
Masco Corp.	9,891	626,397
Owens Corning	5,058	448,645
Trane Technologies PLC	5,816	1,006,750
Trex Company, Inc. (A)	2,599	237,731
Commercial services and supplies – 0.7%
Cintas Corp.	2,148	841,006
Copart, Inc. (A)	8,405	1,086,346
Republic Services, Inc.	11,752	1,500,260
Rollins, Inc.	7,803	240,723
Waste Management, Inc.	11,142	1,676,202
Construction and engineering – 0.1%
AECOM	4,177	288,756
Quanta Services, Inc.	4,337	445,497
Electrical equipment – 0.9%
AMETEK, Inc.	8,898	1,216,979
Eaton Corp. PLC	9,321	1,476,726
Emerson Electric Company	13,395	1,231,670
Generac Holdings, Inc. (A)	1,299	366,812
Hubbell, Inc.	2,107	394,620
Plug Power, Inc. (A)	7,241	158,361
Rockwell Automation, Inc.	5,216	1,508,572
Sensata Technologies Holding PLC (A)	6,421	368,309
Sunrun, Inc. (A)	2,694	69,855
Industrial conglomerates – 0.7%
3M Company	8,811	1,462,802
General Electric Company	12,786	1,208,021
Honeywell International, Inc.	10,449	2,136,612
Roper Technologies, Inc.	2,249	983,173
Machinery – 2.5%
AGCO Corp.	1,168	136,890
Caterpillar, Inc.	9,850	1,985,366
Cummins, Inc.	6,016	1,328,814
Deere & Company	5,297	1,993,791
Donaldson Company, Inc.	5,088	283,198
Dover Corp.	7,049	1,197,696
Fortive Corp.	10,414	734,604
Graco, Inc.	5,333	386,962
IDEX Corp.	2,780	598,923
Illinois Tool Works, Inc.	6,799	1,590,422
Ingersoll Rand, Inc.	11,649	654,790
ITT, Inc.	744	68,388
Lincoln Electric Holdings, Inc.	2,243	286,745
Nordson Corp.	1,716	399,039
Otis Worldwide Corp.	10,252	875,828
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
PACCAR, Inc.	16,500	$1,534,335
Parker-Hannifin Corp.	5,880	1,822,859
Pentair PLC	6,450	410,865
Snap-on, Inc.	2,370	493,553
Stanley Black & Decker, Inc.	6,590	1,150,944
The Middleby Corp. (A)	990	183,348
The Toro Company	3,696	356,960
Wabtec Corp.	5,695	506,286
Woodward, Inc.	1,110	122,400
Xylem, Inc.	6,082	638,732
Professional services – 0.9%
Booz Allen Hamilton Holding Corp.	4,645	356,411
Clarivate PLC (A)	3,429	56,441
CoStar Group, Inc. (A)	9,826	689,392
Dun & Bradstreet Holdings, Inc. (A)	2,561	51,374
Equifax, Inc.	4,535	1,087,312
IHS Markit, Ltd.	8,214	959,313
Jacobs Engineering Group, Inc.	4,795	624,213
Leidos Holdings, Inc.	5,435	486,161
Nielsen Holdings PLC	12,334	232,619
Robert Half International, Inc.	5,078	575,134
TransUnion	6,790	700,185
Verisk Analytics, Inc.	5,619	1,102,054
Road and rail – 1.3%
AMERCO	386	235,055
CSX Corp.	47,552	1,627,229
J.B. Hunt Transport Services, Inc.	4,820	928,043
Knight-Swift Transportation Holdings, Inc.	3,818	216,022
Lyft, Inc., Class A (A)	4,324	166,560
Norfolk Southern Corp.	6,944	1,888,699
Old Dominion Freight Line, Inc.	3,669	1,107,781
TuSimple Holdings, Inc., Class A (A)	362	6,791
Uber Technologies, Inc. (A)	14,752	551,725
Union Pacific Corp.	11,849	2,897,673
XPO Logistics, Inc. (A)	4,236	280,296
Trading companies and distributors – 0.5%
Fastenal Company	21,677	1,228,652
SiteOne Landscape Supply, Inc. (A)	447	80,514
United Rentals, Inc. (A)	4,249	1,360,190
W.W. Grainger, Inc.	2,174	1,076,369
Watsco, Inc.	1,023	289,059
Information technology – 24.7%		191,811,563
Communications equipment – 0.9%
Arista Networks, Inc. (A)	6,980	867,684
Ciena Corp. (A)	4,337	287,586
Cisco Systems, Inc.	66,945	3,726,828
F5, Inc. (A)	2,572	533,999
Juniper Networks, Inc.	15,303	532,850
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	5,610	$1,301,183
Ubiquiti, Inc.	287	83,241
Electronic equipment, instruments and components – 1.4%
Amphenol Corp., Class A	22,176	1,764,988
Arrow Electronics, Inc. (A)	4,500	558,000
CDW Corp.	5,328	1,007,258
Cognex Corp.	4,815	320,005
Corning, Inc.	34,522	1,451,305
Flex, Ltd. (A)	30,246	489,380
IPG Photonics Corp. (A)	1,141	176,250
Jabil, Inc.	1,812	111,420
Keysight Technologies, Inc. (A)	7,407	1,250,450
TE Connectivity, Ltd.	8,739	1,249,764
Teledyne Technologies, Inc. (A)	1,195	503,609
Trimble, Inc. (A)	8,850	638,616
Zebra Technologies Corp., Class A (A)	1,923	979,038
IT services – 4.4%
Accenture PLC, Class A	9,641	3,408,865
Affirm Holdings, Inc. (A)	801	51,320
Akamai Technologies, Inc. (A)	6,827	782,033
Amdocs, Ltd.	6,675	506,566
Automatic Data Processing, Inc.	6,737	1,388,967
Block, Inc. (A)	3,191	390,227
Broadridge Financial Solutions, Inc.	4,358	693,881
Cloudflare, Inc., Class A (A)	3,143	302,985
Cognizant Technology Solutions Corp., Class A	17,285	1,476,485
Concentrix Corp.	433	87,029
DXC Technology Company (A)	2,070	62,266
EPAM Systems, Inc. (A)	1,516	721,828
Fidelity National Information Services, Inc.	8,488	1,017,881
Fiserv, Inc. (A)	7,729	816,955
FleetCor Technologies, Inc. (A)	3,232	770,056
Gartner, Inc. (A)	3,544	1,041,546
Genpact, Ltd.	6,177	307,306
Global Payments, Inc.	5,983	896,732
Globant SA (A)	328	83,699
GoDaddy, Inc., Class A (A)	3,913	296,253
IBM Corp.	16,056	2,144,600
Jack Henry & Associates, Inc.	2,931	491,851
Kyndryl Holdings, Inc. (A)	3,213	54,235
Mastercard, Inc., Class A	12,153	4,695,676
MongoDB, Inc. (A)	865	350,420
Okta, Inc. (A)	2,138	423,089
Paychex, Inc.	11,867	1,397,458
PayPal Holdings, Inc. (A)	13,426	2,308,466
Snowflake, Inc., Class A (A)	736	203,062
The Western Union Company	17,547	331,814
Twilio, Inc., Class A (A)	2,672	550,753
VeriSign, Inc. (A)	3,392	736,675
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Visa, Inc., Class A	22,960	$5,192,863
WEX, Inc. (A)	1,223	196,879
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (A)	14,151	1,616,752
Analog Devices, Inc.	9,415	1,543,778
Applied Materials, Inc.	17,143	2,368,820
Broadcom, Inc.	5,853	3,429,156
Enphase Energy, Inc. (A)	2,454	344,713
Entegris, Inc.	4,225	506,324
First Solar, Inc. (A)	2,543	199,320
Intel Corp.	70,358	3,434,878
KLA Corp.	5,046	1,964,256
Lam Research Corp.	3,229	1,904,852
Lattice Semiconductor Corp. (A)	887	48,980
Marvell Technology, Inc.	21,623	1,543,882
Microchip Technology, Inc.	18,178	1,408,431
Micron Technology, Inc.	19,716	1,622,035
MKS Instruments, Inc.	1,302	202,240
Monolithic Power Systems, Inc.	1,083	436,373
NVIDIA Corp.	24,490	5,996,621
NXP Semiconductors NV	1,152	236,667
ON Semiconductor Corp. (A)	16,238	958,042
Qorvo, Inc. (A)	4,470	613,642
QUALCOMM, Inc.	18,672	3,281,791
Skyworks Solutions, Inc.	7,440	1,090,109
SolarEdge Technologies, Inc. (A)	1,023	243,699
Teradyne, Inc.	7,195	844,909
Texas Instruments, Inc.	15,132	2,716,043
Universal Display Corp.	1,056	162,107
Wolfspeed, Inc. (A)	2,761	260,197
Xilinx, Inc.	8,141	1,575,691
Software – 7.9%
Adobe, Inc. (A)	5,154	2,753,782
Anaplan, Inc. (A)	1,920	92,698
ANSYS, Inc. (A)	2,908	988,749
Appian Corp. (A)	199	11,218
Asana, Inc., Class A (A)	417	21,884
Aspen Technology, Inc. (A)	2,256	338,761
Atlassian Corp. PLC, Class A (A)	1,576	511,160
Autodesk, Inc. (A)	3,499	874,015
Avalara, Inc. (A)	1,840	201,701
Bentley Systems, Inc., Class B	1,147	46,075
Bill.com Holdings, Inc. (A)	1,242	233,757
Black Knight, Inc. (A)	4,410	328,986
Cadence Design Systems, Inc. (A)	7,303	1,111,078
Ceridian HCM Holding, Inc. (A)	3,516	266,583
Citrix Systems, Inc.	5,249	535,083
Coupa Software, Inc. (A)	1,091	146,489
Crowdstrike Holdings, Inc., Class A (A)	1,621	292,817
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Datadog, Inc., Class A (A)	2,597	$379,448
DocuSign, Inc. (A)	1,744	219,343
Dolby Laboratories, Inc., Class A	2,166	190,283
Dropbox, Inc., Class A (A)	7,719	191,045
Dynatrace, Inc. (A)	2,697	147,957
Elastic NV (A)	1,121	104,533
Fair Isaac Corp. (A)	877	434,106
Five9, Inc. (A)	882	110,867
Fortinet, Inc. (A)	3,257	968,111
Guidewire Software, Inc. (A)	2,656	267,831
HubSpot, Inc. (A)	833	407,170
Intuit, Inc.	3,995	2,218,144
Manhattan Associates, Inc. (A)	1,304	174,566
McAfee Corp., Class A	705	18,083
Microsoft Corp.	102,229	31,791,174
NortonLifeLock, Inc.	22,624	588,450
Nuance Communications, Inc. (A)	7,015	387,579
Oracle Corp.	28,143	2,284,086
Palantir Technologies, Inc., Class A (A)	5,207	71,388
Palo Alto Networks, Inc. (A)	1,925	995,995
Paycom Software, Inc. (A)	1,365	457,685
Paylocity Holding Corp. (A)	803	163,796
Pegasystems, Inc.	844	83,742
PTC, Inc. (A)	3,124	363,196
Qualtrics International, Inc., Class A (A)	1,000	29,270
RingCentral, Inc., Class A (A)	1,312	231,555
salesforce.com, Inc. (A)	10,138	2,358,403
SentinelOne, Inc., Class A (A)	246	11,009
ServiceNow, Inc. (A)	1,924	1,127,041
Smartsheet, Inc., Class A (A)	2,697	167,807
Splunk, Inc. (A)	3,472	430,250
SS&C Technologies Holdings, Inc.	8,515	680,093
Synopsys, Inc. (A)	3,992	1,239,516
The Trade Desk, Inc., Class A (A)	8,240	573,010
Tyler Technologies, Inc. (A)	1,289	610,728
Unity Software, Inc. (A)	1,310	137,747
VMware, Inc., Class A	3,221	413,834
Workday, Inc., Class A (A)	2,409	609,501
Zendesk, Inc. (A)	2,205	217,215
Zoom Video Communications, Inc., Class A (A)	1,064	164,154
Zscaler, Inc. (A)	1,175	302,104
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	187,684	32,803,399
Dell Technologies, Inc., Class C (A)	4,034	229,172
Hewlett Packard Enterprise Company	45,704	746,346
HP, Inc.	34,576	1,269,976
NetApp, Inc.	11,504	995,211
Seagate Technology Holdings PLC	13,154	1,409,451
Western Digital Corp. (A)	13,778	712,874
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials – 3.9%		$30,256,479
Chemicals – 2.2%
Air Products & Chemicals, Inc.	4,407	1,243,303
Albemarle Corp.	4,089	902,606
Celanese Corp.	5,712	889,416
CF Industries Holdings, Inc.	10,921	752,129
Corteva, Inc.	23,155	1,113,292
Dow, Inc.	15,931	951,559
DuPont de Nemours, Inc.	12,966	993,196
Eastman Chemical Company	7,124	847,257
Ecolab, Inc.	5,020	951,039
FMC Corp.	5,180	571,717
International Flavors & Fragrances, Inc.	6,232	822,125
Linde PLC	6,107	1,946,179
LyondellBasell Industries NV, Class A	9,861	953,855
PPG Industries, Inc.	9,003	1,406,269
RPM International, Inc.	5,248	465,025
The Mosaic Company	12,914	515,914
The Scotts Miracle-Gro Company	1,055	159,516
The Sherwin-Williams Company	5,681	1,627,663
Westlake Chemical Corp.	1,454	143,437
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,294	892,641
Vulcan Materials Company	4,655	885,893
Containers and packaging – 0.8%
Amcor PLC	52,901	635,341
AptarGroup, Inc.	2,290	268,617
Avery Dennison Corp.	3,192	655,701
Ball Corp.	13,358	1,297,062
Berry Global Group, Inc. (A)	5,684	383,215
Crown Holdings, Inc.	5,550	634,920
International Paper Company	20,749	1,001,139
Packaging Corp. of America	4,440	668,797
Sealed Air Corp.	1,223	83,066
Westrock Company	10,338	477,202
Metals and mining – 0.7%
Alcoa Corp.	2,443	138,543
Cleveland-Cliffs, Inc. (A)	5,418	92,865
Freeport-McMoRan, Inc.	30,686	1,142,133
Newmont Corp.	18,199	1,113,233
Nucor Corp.	13,924	1,411,894
Reliance Steel & Aluminum Company	3,076	470,259
Southern Copper Corp.	2,281	145,733
Steel Dynamics, Inc.	9,850	546,872
Paper and forest products – 0.0%
Sylvamo Corp. (A)	1,875	55,856
Real estate – 3.4%		25,924,443
Equity real estate investment trusts – 3.1%
Alexandria Real Estate Equities, Inc.	3,214	626,216
American Homes 4 Rent, Class A	6,649	260,175
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	5,242	$1,318,363
Americold Realty Trust	3,586	102,022
AvalonBay Communities, Inc.	3,639	888,753
Boston Properties, Inc.	4,158	466,029
Camden Property Trust	2,517	402,947
Crown Castle International Corp.	5,580	1,018,406
CubeSmart	4,051	205,548
CyrusOne, Inc.	2,253	202,432
Digital Realty Trust, Inc.	5,101	761,222
Duke Realty Corp.	9,821	567,457
Equinix, Inc.	1,171	848,858
Equity LifeStyle Properties, Inc.	4,385	343,302
Equity Residential	8,481	752,519
Essex Property Trust, Inc.	1,760	585,200
Extra Space Storage, Inc.	3,327	659,378
Federal Realty Investment Trust	1,980	252,430
Gaming and Leisure Properties, Inc.	5,461	246,728
Healthpeak Properties, Inc.	12,886	455,778
Host Hotels & Resorts, Inc. (A)	19,294	334,558
Invitation Homes, Inc.	12,933	542,927
Iron Mountain, Inc.	7,508	344,767
Kilroy Realty Corp.	2,746	175,744
Kimco Realty Corp.	6,235	151,261
Lamar Advertising Company, Class A	2,180	241,457
Life Storage, Inc.	466	62,887
Medical Properties Trust, Inc.	12,022	273,621
MGM Growth Properties LLC, Class A	3,107	120,800
Mid-America Apartment Communities, Inc.	2,951	609,913
National Retail Properties, Inc.	4,258	188,970
Omega Healthcare Investors, Inc.	5,357	168,638
Orion Office REIT, Inc. (A)	1,229	20,451
Prologis, Inc.	9,511	1,491,515
Public Storage	2,040	731,401
Realty Income Corp.	12,312	854,576
Regency Centers Corp.	4,060	291,305
Rexford Industrial Realty, Inc.	873	63,877
SBA Communications Corp.	2,349	764,459
Simon Property Group, Inc.	6,198	912,346
STORE Capital Corp.	4,939	156,616
Sun Communities, Inc.	2,542	480,336
UDR, Inc.	7,448	423,344
Ventas, Inc.	9,467	501,940
VICI Properties, Inc.	12,084	345,844
Vornado Realty Trust	4,751	194,839
Welltower, Inc.	9,453	818,913
Weyerhaeuser Company	25,966	1,049,805
WP Carey, Inc.	3,955	306,908
Real estate management and development – 0.3%
CBRE Group, Inc., Class A (A)	16,074	1,628,939
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Real estate management and development (continued)
Jones Lang LaSalle, Inc. (A)	2,238	$561,268
Zillow Group, Inc., Class A (A)	795	39,639
Zillow Group, Inc., Class C (A)	2,116	106,816
Utilities – 3.6%		28,082,469
Electric utilities – 2.0%
Alliant Energy Corp.	9,296	556,459
American Electric Power Company, Inc.	13,838	1,250,955
Avangrid, Inc.	1,871	87,413
Duke Energy Corp.	13,982	1,468,949
Edison International	16,584	1,041,309
Entergy Corp.	10,392	1,161,514
Evergy, Inc.	10,328	670,907
Eversource Energy	12,226	1,094,105
Exelon Corp.	28,228	1,635,813
FirstEnergy Corp.	19,690	826,192
NextEra Energy, Inc.	19,907	1,555,135
NRG Energy, Inc.	8,544	341,162
Pinnacle West Capital Corp.	5,383	374,711
PPL Corp.	36,543	1,084,596
The Southern Company	20,740	1,441,223
Xcel Energy, Inc.	15,156	1,055,767
Gas utilities – 0.1%
Atmos Energy Corp.	4,215	451,932
UGI Corp.	9,568	433,909
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	2,154	73,710
The AES Corp.	31,007	687,735
Vistra Corp.	13,559	295,722
Multi-utilities – 1.2%
Ameren Corp.	11,876	1,053,876
CenterPoint Energy, Inc.	23,586	668,899
CMS Energy Corp.	11,172	719,253
Consolidated Edison, Inc.	14,578	1,260,268
Dominion Energy, Inc.	10,091	813,940
DTE Energy Company	8,569	1,031,965
NiSource, Inc.	18,722	546,308
Public Service Enterprise Group, Inc.	20,278	1,349,095
Sempra Energy	5,989	827,440
WEC Energy Group, Inc.	10,410	1,010,186
Water utilities – 0.2%
American Water Works Company, Inc.	5,837	938,590
Essential Utilities, Inc.	5,610	273,431

SHORT-TERM INVESTMENTS – 0.1%		$853,047
(Cost $853,054)
Short-term funds – 0.1%		853,047
John Hancock Collateral Trust, 0.0587% (C)(D)	34,257	342,656
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	510,391	$510,391
Total investments (Multifactor Large Cap ETF) (Cost $602,916,293) 100.0%		$777,368,055
Other assets and liabilities, net (0.0%)		(218,353)
Total net assets 100.0%		$777,149,702

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $630,995. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $282,270 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$17,230,279
(Cost $14,749,945)
Industrials – 2.1%		370,655
Building products – 1.8%
Owens Corning	3,022	268,051
The AZEK Company, Inc. (A)	1,429	47,200
Machinery – 0.3%
RBC Bearings, Inc. (A)	307	55,404
Materials – 96.9%		16,712,128
Chemicals – 51.6%
Air Products & Chemicals, Inc.	1,963	553,802
Albemarle Corp.	1,519	335,304
Ashland Global Holdings, Inc.	1,317	126,485
Axalta Coating Systems, Ltd. (A)	5,393	159,687
Celanese Corp.	2,277	354,552
CF Industries Holdings, Inc.	5,335	367,421
Dow, Inc.	10,126	604,826
DuPont de Nemours, Inc.	9,970	763,702
Eastman Chemical Company	2,669	317,424
Ecolab, Inc.	1,914	362,607
FMC Corp.	2,538	280,119
Huntsman Corp.	5,213	186,782
International Flavors & Fragrances, Inc.	4,632	611,053
Linde PLC	2,994	954,126
LyondellBasell Industries NV, Class A	7,847	759,040
Olin Corp.	3,773	191,178
PPG Industries, Inc.	4,723	737,733
RPM International, Inc.	2,492	220,816
The Mosaic Company	6,960	278,052
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
The Sherwin-Williams Company	2,268	$649,805
Westlake Chemical Corp.	872	86,023
Construction materials – 5.9%
Eagle Materials, Inc.	822	119,889
Martin Marietta Materials, Inc.	1,123	436,982
Vulcan Materials Company	2,394	455,602
Containers and packaging – 21.3%
Amcor PLC	36,924	443,457
AptarGroup, Inc.	1,268	148,736
Ardagh Metal Packaging SA (A)	717	6,905
Avery Dennison Corp.	1,609	330,521
Ball Corp.	6,220	603,962
Berry Global Group, Inc. (A)	4,249	286,468
Crown Holdings, Inc.	2,557	292,521
Graphic Packaging Holding Company	9,081	171,722
International Paper Company	9,311	449,256
Packaging Corp. of America	2,282	343,738
Sealed Air Corp.	3,057	207,631
Sonoco Products Company	2,528	143,186
Westrock Company	5,226	241,232
Metals and mining – 18.0%
Alcoa Corp.	4,839	274,420
Cleveland-Cliffs, Inc. (A)	11,834	202,835
Freeport-McMoRan, Inc.	13,129	488,661
Newmont Corp.	8,746	534,993
Nucor Corp.	7,733	784,126
Reliance Steel & Aluminum Company	1,404	214,644
Royal Gold, Inc.	1,120	113,736
Southern Copper Corp.	1,080	69,001
Steel Dynamics, Inc.	5,937	329,622
U.S. Steel Corp.	4,462	92,453
Paper and forest products – 0.1%
Sylvamo Corp. (A)	849	25,292
Utilities – 0.9%		147,496
Multi-utilities – 0.9%
MDU Resources Group, Inc.	5,022	147,496

SHORT-TERM INVESTMENTS – 0.5%		$82,328
(Cost $82,328)
Short-term funds – 0.5%		82,328
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	82,328	82,328
Total investments (Multifactor Materials ETF) (Cost $14,832,273) 100.4%		$17,312,607
Other assets and liabilities, net (0.4%)		(73,999)
Total net assets 100.0%		$17,238,608

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$18,039,907
(Cost $18,000,969)
Communication services – 97.3%		17,554,747
Diversified telecommunication services – 14.8%
AT&T, Inc.	46,466	1,184,883
Iridium Communications, Inc. (A)	3,408	122,279
Lumen Technologies, Inc.	38,563	476,639
Verizon Communications, Inc.	16,645	886,013
Entertainment – 25.7%
Activision Blizzard, Inc.	7,449	588,545
Electronic Arts, Inc.	5,433	720,742
Liberty Media Corp.-Liberty Formula One, Series A (A)	761	41,703
Liberty Media Corp.-Liberty Formula One, Series C (A)	4,370	263,205
Live Nation Entertainment, Inc. (A)	2,478	271,366
Netflix, Inc. (A)	2,238	955,939
Playtika Holding Corp. (A)	3,549	60,439
Spotify Technology SA (A)	850	166,821
Take-Two Interactive Software, Inc. (A)	1,744	284,865
The Walt Disney Company (A)	7,027	1,004,650
Warner Music Group Corp., Class A	2,423	102,978
Zynga, Inc., Class A (A)	19,880	180,312
Interactive media and services – 19.6%
Alphabet, Inc., Class A (A)	229	619,690
Alphabet, Inc., Class C (A)	211	572,648
Angi, Inc. (A)	1,639	14,063
Bumble, Inc., Class A (A)	1,381	40,753
Match Group, Inc. (A)	4,775	538,142
Meta Platforms, Inc., Class A (A)	3,358	1,051,927
Pinterest, Inc., Class A (A)	7,377	218,064
Snap, Inc., Class A (A)	4,709	153,231
Twitter, Inc. (A)	7,983	299,442
Vimeo, Inc. (A)	2,223	32,567
Media – 33.0%
Altice USA, Inc., Class A (A)	4,281	61,732
Cable One, Inc.	217	335,206
Charter Communications, Inc., Class A (A)	857	508,492
Comcast Corp., Class A	20,995	1,049,540
Discovery, Inc., Series A (A)	3,783	105,584
Discovery, Inc., Series C (A)	7,001	191,477
DISH Network Corp., Class A (A)	6,486	203,660
Fox Corp., Class A	6,997	284,148
Fox Corp., Class B	3,458	128,568
Liberty Broadband Corp., Series A (A)	563	82,395
Liberty Broadband Corp., Series C (A)	3,090	458,587
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	1,802	83,343
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,634	$169,090
News Corp., Class A	8,618	191,664
News Corp., Class B	3,023	67,232
Nexstar Media Group, Inc., Class A	1,657	274,035
Omnicom Group, Inc.	7,433	560,151
Sirius XM Holdings, Inc. (B)	16,992	108,069
The Interpublic Group of Companies, Inc.	13,638	484,695
The New York Times Company, Class A	3,208	128,416
ViacomCBS, Inc., Class A	189	6,914
ViacomCBS, Inc., Class B	13,815	462,112
Wireless telecommunication services – 4.2%
T-Mobile US, Inc. (A)	7,005	757,731
Industrials – 1.6%		282,007
Professional services – 1.6%
Nielsen Holdings PLC	12,922	243,709
Upwork, Inc. (A)	1,408	38,298
Information technology – 0.7%		137,424
Software – 0.7%
Dynatrace, Inc. (A)	2,505	137,424
Real estate – 0.4%		65,729
Real estate management and development – 0.4%
Zillow Group, Inc., Class A (A)	319	15,905
Zillow Group, Inc., Class C (A)	987	49,824

SHORT-TERM INVESTMENTS – 0.3%		$52,049
(Cost $52,049)
Short-term funds – 0.3%		52,049
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	52,049	52,049
Total investments (Multifactor Media and Communications ETF) (Cost $18,053,018) 100.3%		$18,091,956
Other assets and liabilities, net (0.3%)		(45,686)
Total net assets 100.0%		$18,046,270

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $94,548. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $94,380 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
MULTIFACTOR MID CAP ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$2,500,619,147
(Cost $2,014,807,629)
Communication services – 3.2%		80,998,893
Diversified telecommunication services – 0.3%
Lumen Technologies, Inc.	654,379	8,088,124
Entertainment – 0.7%
Liberty Media Corp.-Liberty Formula One, Series A (A)	8,503	465,964
Liberty Media Corp.-Liberty Formula One, Series C (A)	87,447	5,266,933
Live Nation Entertainment, Inc. (A)	26,997	2,956,441
Playtika Holding Corp. (A)	23,884	406,745
Take-Two Interactive Software, Inc. (A)	27,152	4,435,008
Warner Music Group Corp., Class A	19,178	815,065
Zynga, Inc., Class A (A)	274,448	2,489,243
Interactive media and services – 0.1%
Bumble, Inc., Class A (A)	5,910	174,404
j2 Global, Inc. (A)	13,662	1,435,330
Vimeo, Inc. (A)	35,420	518,903
ZoomInfo Technologies, Inc. (A)	20,101	1,062,539
Media – 2.1%
Altice USA, Inc., Class A (A)	63,983	922,635
Cable One, Inc.	2,158	3,333,527
Discovery, Inc., Series A (A)(B)	45,029	1,256,759
Discovery, Inc., Series C (A)	99,270	2,715,035
DISH Network Corp., Class A (A)	83,928	2,635,339
Fox Corp., Class A	90,810	3,687,794
Fox Corp., Class B	41,725	1,551,336
Liberty Broadband Corp., Series A (A)	5,914	865,514
Liberty Broadband Corp., Series C (A)	37,735	5,600,251
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	28,617	1,323,536
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	42,222	1,964,590
News Corp., Class A	174,909	3,889,976
News Corp., Class B	53,032	1,179,432
Nexstar Media Group, Inc., Class A	24,721	4,088,359
Omnicom Group, Inc.	77,119	5,811,688
Sirius XM Holdings, Inc. (B)	133,948	851,909
The Interpublic Group of Companies, Inc.	182,944	6,501,830
The New York Times Company, Class A	47,785	1,912,834
ViacomCBS, Inc., Class A	1,329	48,615
ViacomCBS, Inc., Class B	82,010	2,743,235
Consumer discretionary – 13.3%		332,988,209
Auto components – 0.8%
Autoliv, Inc.	45,361	4,492,553
BorgWarner, Inc.	116,599	5,112,866
Fox Factory Holding Corp. (A)	12,206	1,624,252
Gentex Corp.	117,340	3,684,476
Lear Corp.	31,659	5,297,184
QuantumScape Corp. (A)	17,522	292,442
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles – 0.2%
Harley-Davidson, Inc.	83,547	$2,888,220
Thor Industries, Inc.	27,404	2,592,144
Distributors – 0.8%
Genuine Parts Company	44,594	5,941,259
LKQ Corp.	139,597	7,662,479
Pool Corp.	13,299	6,333,649
Diversified consumer services – 0.4%
Bright Horizons Family Solutions, Inc. (A)	19,892	2,554,332
Chegg, Inc. (A)	32,230	853,128
Service Corp. International	102,272	6,312,228
Hotels, restaurants and leisure – 2.5%
Aramark	111,694	3,829,987
Boyd Gaming Corp. (A)	31,625	1,880,423
Caesars Entertainment, Inc. (A)	41,388	3,151,282
Carnival Corp. (A)	95,070	1,883,337
Choice Hotels International, Inc.	12,107	1,736,144
Churchill Downs, Inc.	11,424	2,402,467
Darden Restaurants, Inc.	39,049	5,461,784
Domino’s Pizza, Inc.	9,751	4,433,292
DraftKings, Inc., Class A (A)	38,940	860,185
Expedia Group, Inc. (A)	26,079	4,780,020
Hyatt Hotels Corp., Class A (A)	16,253	1,488,937
Marriott Vacations Worldwide Corp.	17,101	2,776,860
MGM Resorts International	117,814	5,033,014
Norwegian Cruise Line Holdings, Ltd. (A)	119,541	2,490,039
Penn National Gaming, Inc. (A)	45,883	2,092,724
Planet Fitness, Inc., Class A (A)	24,444	2,166,716
Royal Caribbean Cruises, Ltd. (A)	40,188	3,127,028
Scientific Games Corp. (A)	13,115	756,736
Texas Roadhouse, Inc.	26,014	2,221,335
Vail Resorts, Inc.	17,505	4,850,636
Wyndham Hotels & Resorts, Inc.	35,870	3,011,287
Wynn Resorts, Ltd. (A)	24,354	2,081,049
Household durables – 2.6%
D.R. Horton, Inc.	97,402	8,690,206
Garmin, Ltd.	40,753	5,070,488
Helen of Troy, Ltd. (A)	8,487	1,776,584
Leggett & Platt, Inc.	61,623	2,455,677
Lennar Corp., A Shares	72,517	6,969,609
Lennar Corp., B Shares	4,353	351,418
Mohawk Industries, Inc. (A)	23,384	3,691,632
Newell Brands, Inc.	167,624	3,890,553
NVR, Inc. (A)	1,290	6,872,114
PulteGroup, Inc.	128,764	6,784,575
Tempur Sealy International, Inc.	71,710	2,854,775
Toll Brothers, Inc.	58,758	3,464,959
TopBuild Corp. (A)	12,860	2,991,879
Whirlpool Corp.	40,375	8,486,421
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Internet and direct marketing retail – 0.2%
Etsy, Inc. (A)	30,480	$4,787,798
Wayfair, Inc., Class A (A)(B)	7,306	1,139,152
Leisure products – 0.7%
Brunswick Corp.	44,901	4,076,562
Hasbro, Inc.	52,977	4,899,313
Mattel, Inc. (A)	124,481	2,604,143
Peloton Interactive, Inc., Class A (A)	20,713	566,086
Polaris, Inc.	28,469	3,205,325
YETI Holdings, Inc. (A)	29,040	1,904,443
Multiline retail – 0.6%
Dollar Tree, Inc. (A)	72,368	9,496,129
Kohl’s Corp.	65,451	3,908,079
Macy’s, Inc.	69,898	1,789,389
Specialty retail – 3.4%
Advance Auto Parts, Inc.	34,340	7,950,053
AutoNation, Inc. (A)	40,179	4,379,511
AutoZone, Inc. (A)	3,430	6,813,181
Bath & Body Works, Inc.	59,588	3,341,099
Best Buy Company, Inc.	79,789	7,921,452
Burlington Stores, Inc. (A)	13,739	3,255,181
CarMax, Inc. (A)	57,282	6,368,040
Dick’s Sporting Goods, Inc. (B)	35,016	4,040,846
Five Below, Inc. (A)	20,743	3,401,852
Floor & Decor Holdings, Inc., Class A (A)	37,373	4,063,193
GameStop Corp., Class A (A)	7,692	837,890
Lithia Motors, Inc.	12,760	3,727,579
Penske Automotive Group, Inc.	8,223	835,703
RH (A)	6,025	2,426,991
The Gap, Inc.	120,494	2,177,327
Tractor Supply Company	40,036	8,740,259
Ulta Beauty, Inc. (A)	16,011	5,823,841
Victoria’s Secret & Company (A)	20,139	1,124,360
Williams-Sonoma, Inc.	40,888	6,564,160
Textiles, apparel and luxury goods – 1.1%
Capri Holdings, Ltd. (A)	66,992	4,024,209
Columbia Sportswear Company	14,733	1,368,254
Crocs, Inc. (A)	11,180	1,147,292
Deckers Outdoor Corp. (A)	12,880	4,124,562
Hanesbrands, Inc.	178,055	2,866,686
Levi Strauss & Company, Class A	29,193	640,202
PVH Corp.	30,647	2,911,771
Ralph Lauren Corp.	19,042	2,110,615
Skechers USA, Inc., Class A (A)	60,200	2,528,400
Tapestry, Inc.	113,673	4,313,890
Under Armour, Inc., Class A (A)	63,056	1,187,344
Under Armour, Inc., Class C (A)	68,084	1,088,663
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 3.4%		$84,763,780
Beverages – 0.2%
Molson Coors Beverage Company, Class B	55,411	2,640,888
The Boston Beer Company, Inc., Class A (A)	2,742	1,153,916
Food and staples retailing – 0.7%
Albertsons Companies, Inc., Class A	39,832	1,121,271
BJ’s Wholesale Club Holdings, Inc. (A)	43,284	2,660,667
Casey’s General Stores, Inc.	16,972	3,187,511
Performance Food Group Company (A)	49,687	2,096,295
The Kroger Company	129,033	5,624,548
U.S. Foods Holding Corp. (A)	97,473	3,436,898
Food products – 1.9%
Beyond Meat, Inc. (A)(B)	9,237	601,606
Bunge, Ltd.	69,020	6,823,317
Campbell Soup Company	49,610	2,188,793
Conagra Brands, Inc.	123,720	4,300,507
Darling Ingredients, Inc. (A)	69,667	4,442,665
Hormel Foods Corp.	41,396	1,965,068
Ingredion, Inc.	32,924	3,117,903
Lamb Weston Holdings, Inc.	53,548	3,438,317
McCormick & Company, Inc.	55,303	5,547,444
Pilgrim’s Pride Corp. (A)	23,916	668,931
Post Holdings, Inc. (A)	31,370	3,319,573
The J.M. Smucker Company	38,702	5,440,727
Tyson Foods, Inc., Class A	73,048	6,639,333
Household products – 0.5%
Church & Dwight Company, Inc.	58,868	6,042,800
Reynolds Consumer Products, Inc.	16,346	494,793
The Clorox Company	31,186	5,234,882
Personal products – 0.1%
Coty, Inc., Class A (A)	92,023	780,355
Herbalife Nutrition, Ltd. (A)	42,220	1,794,772
Energy – 4.0%		99,924,332
Energy equipment and services – 0.4%
Baker Hughes Company	154,667	4,244,062
Halliburton Company	178,041	5,472,980
Oil, gas and consumable fuels – 3.6%
APA Corp.	104,047	3,455,401
Cheniere Energy, Inc.	48,624	5,441,026
Continental Resources, Inc.	28,705	1,490,938
Coterra Energy, Inc.	235,128	5,149,303
Devon Energy Corp.	122,152	6,177,227
Diamondback Energy, Inc.	62,825	7,926,002
EQT Corp. (A)	70,345	1,494,831
Hess Corp.	60,255	5,560,934
Marathon Oil Corp.	368,423	7,173,196
New Fortress Energy, Inc. (B)	12,179	267,451
Occidental Petroleum Corp.	232,047	8,741,210
ONEOK, Inc.	98,964	6,005,136
Ovintiv, Inc.	120,393	4,671,248
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Phillips 66	43,564	$3,693,792
Pioneer Natural Resources Company	31,174	6,823,677
Targa Resources Corp.	83,423	4,928,631
Texas Pacific Land Corp.	2,256	2,425,200
The Williams Companies, Inc.	145,199	4,347,258
Valero Energy Corp.	53,451	4,434,829
Financials – 14.1%		352,480,790
Banks – 4.6%
BOK Financial Corp.	11,694	1,199,220
Citizens Financial Group, Inc.	144,402	7,432,371
Comerica, Inc.	53,124	4,928,845
Commerce Bancshares, Inc.	50,362	3,470,445
Cullen/Frost Bankers, Inc.	23,115	3,259,446
East West Bancorp, Inc.	67,688	5,844,182
Fifth Third Bancorp	238,364	10,638,185
First Citizens BancShares, Inc., Class A	2,073	1,615,033
First Financial Bankshares, Inc.	45,772	2,150,826
First Horizon Corp.	250,630	4,288,279
First Republic Bank	42,788	7,427,569
Huntington Bancshares, Inc.	442,106	6,658,116
KeyCorp	301,973	7,567,443
M&T Bank Corp.	32,290	5,469,280
People’s United Financial, Inc.	181,127	3,510,241
Pinnacle Financial Partners, Inc.	18,335	1,773,178
Prosperity Bancshares, Inc.	37,114	2,718,601
Regions Financial Corp.	325,492	7,466,786
Signature Bank	23,871	7,271,823
SVB Financial Group (A)	15,562	9,086,652
Synovus Financial Corp.	52,189	2,596,925
Western Alliance Bancorp	31,809	3,155,135
Zions Bancorp NA	81,325	5,515,462
Capital markets – 3.3%
Affiliated Managers Group, Inc.	12,703	1,857,306
Ameriprise Financial, Inc.	35,281	10,736,361
Ares Management Corp., Class A	30,516	2,432,736
Cboe Global Markets, Inc.	40,482	4,798,331
FactSet Research Systems, Inc.	13,488	5,690,452
Franklin Resources, Inc.	93,342	2,984,144
Interactive Brokers Group, Inc., Class A	23,282	1,587,600
Invesco, Ltd.	170,202	3,856,777
Janus Henderson Group PLC	29,799	1,099,583
Jefferies Financial Group, Inc.	101,821	3,730,721
LPL Financial Holdings, Inc.	29,810	5,136,859
MarketAxess Holdings, Inc.	12,204	4,204,034
Morningstar, Inc.	8,340	2,396,999
Nasdaq, Inc.	36,124	6,473,782
Northern Trust Corp.	54,684	6,378,342
Raymond James Financial, Inc.	58,760	6,220,921
SEI Investments Company	56,475	3,310,000
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
State Street Corp.	66,242	$6,259,869
Stifel Financial Corp.	39,852	2,984,915
Tradeweb Markets, Inc., Class A	14,014	1,187,967
Consumer finance – 0.8%
Ally Financial, Inc.	165,317	7,888,927
Credit Acceptance Corp. (A)	4,386	2,366,510
OneMain Holdings, Inc.	43,072	2,225,100
Synchrony Financial	167,875	7,149,796
Upstart Holdings, Inc. (A)	3,055	333,026
Diversified financial services – 0.8%
Apollo Global Management, Inc.	125,805	8,806,350
Equitable Holdings, Inc.	201,119	6,765,643
Voya Financial, Inc.	70,003	4,757,404
Insurance – 4.5%
Alleghany Corp. (A)	5,052	3,354,528
American Financial Group, Inc.	35,549	4,631,324
Arch Capital Group, Ltd. (A)	96,368	4,463,766
Arthur J. Gallagher & Company	52,750	8,331,335
Assurant, Inc.	25,836	3,940,248
Brown & Brown, Inc.	85,077	5,638,904
Cincinnati Financial Corp.	41,193	4,853,771
CNA Financial Corp.	9,827	451,158
Erie Indemnity Company, Class A	9,226	1,698,507
Everest Re Group, Ltd.	16,049	4,548,287
Fidelity National Financial, Inc.	130,845	6,588,046
First American Financial Corp.	56,456	4,206,537
Globe Life, Inc.	44,226	4,524,320
Lincoln National Corp.	67,211	4,703,426
Loews Corp.	89,770	5,355,678
Markel Corp. (A)	3,469	4,276,375
Old Republic International Corp.	139,204	3,567,799
Primerica, Inc.	17,760	2,741,078
Principal Financial Group, Inc.	85,570	6,251,744
Reinsurance Group of America, Inc.	33,413	3,836,815
RenaissanceRe Holdings, Ltd.	18,519	2,910,631
The Hartford Financial Services Group, Inc.	128,956	9,268,068
W.R. Berkley Corp.	53,461	4,517,455
Willis Towers Watson PLC	29,072	6,801,685
Thrifts and mortgage finance – 0.1%
New York Community Bancorp, Inc.	201,956	2,354,807
Health care – 11.2%		279,939,928
Biotechnology – 1.8%
Alnylam Pharmaceuticals, Inc. (A)	22,515	3,098,064
Arrowhead Pharmaceuticals, Inc. (A)	22,647	1,194,856
Beam Therapeutics, Inc. (A)	5,174	358,093
Biohaven Pharmaceutical Holding Company, Ltd. (A)	5,901	784,066
BioMarin Pharmaceutical, Inc. (A)	56,891	5,042,249
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Bridgebio Pharma, Inc. (A)	21,573	$212,926
CRISPR Therapeutics AG (A)(B)	19,185	1,223,044
Denali Therapeutics, Inc. (A)	21,648	740,795
Exact Sciences Corp. (A)	33,267	2,540,268
Exelixis, Inc. (A)	158,573	2,870,171
Fate Therapeutics, Inc. (A)	15,603	647,681
Halozyme Therapeutics, Inc. (A)	31,655	1,095,580
Horizon Therapeutics PLC (A)	78,948	7,368,217
Incyte Corp. (A)	29,609	2,200,837
Intellia Therapeutics, Inc. (A)	6,899	652,438
Invitae Corp. (A)	34,883	392,085
Mirati Therapeutics, Inc. (A)	8,517	1,016,078
Natera, Inc. (A)	16,474	1,163,888
Neurocrine Biosciences, Inc. (A)	33,419	2,640,769
Novavax, Inc. (A)(B)	9,156	857,917
Sarepta Therapeutics, Inc. (A)	13,420	960,469
Seagen, Inc. (A)	18,621	2,504,711
Ultragenyx Pharmaceutical, Inc. (A)	15,966	1,116,502
United Therapeutics Corp. (A)	21,895	4,419,944
Vir Biotechnology, Inc. (A)	16,674	572,418
Health care equipment and supplies – 2.5%
ABIOMED, Inc. (A)	10,740	3,177,644
Dentsply Sirona, Inc.	105,834	5,653,652
Envista Holdings Corp. (A)	61,536	2,660,817
Globus Medical, Inc., Class A (A)	35,599	2,375,521
Hologic, Inc. (A)	100,405	7,052,447
Insulet Corp. (A)	12,978	3,218,544
Integra LifeSciences Holdings Corp. (A)	30,903	2,000,660
Masimo Corp. (A)	19,938	4,383,768
Novocure, Ltd. (A)	19,205	1,318,423
Penumbra, Inc. (A)	10,034	2,267,784
ResMed, Inc.	40,446	9,245,956
Shockwave Medical, Inc. (A)	3,405	493,623
STAAR Surgical Company (A)	5,791	421,122
STERIS PLC	30,508	6,845,995
Tandem Diabetes Care, Inc. (A)	14,128	1,668,658
Teleflex, Inc.	14,026	4,350,725
The Cooper Companies, Inc.	15,720	6,261,276
Health care providers and services – 2.8%
agilon health, Inc. (A)	6,566	108,864
Amedisys, Inc. (A)	12,733	1,720,228
AmerisourceBergen Corp.	39,202	5,339,312
Cardinal Health, Inc.	125,917	6,493,540
Chemed Corp.	6,918	3,243,919
DaVita, Inc. (A)	44,832	4,858,444
Encompass Health Corp.	58,403	3,623,322
Guardant Health, Inc. (A)	19,518	1,357,477
Henry Schein, Inc. (A)	74,316	5,595,995
Laboratory Corp. of America Holdings (A)	37,609	10,205,578
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
LHC Group, Inc. (A)	9,791	$1,215,063
Molina Healthcare, Inc. (A)	34,731	10,088,661
Oak Street Health, Inc. (A)(B)	4,038	70,180
Quest Diagnostics, Inc.	55,483	7,491,315
Tenet Healthcare Corp. (A)	19,683	1,458,904
Universal Health Services, Inc., Class B	44,267	5,757,366
Health care technology – 0.6%
Cerner Corp.	100,265	9,144,168
Change Healthcare, Inc. (A)	118,225	2,326,668
Doximity, Inc., Class A (A)(B)	3,567	162,548
Inspire Medical Systems, Inc. (A)	3,917	866,793
Omnicell, Inc. (A)	8,638	1,296,909
Teladoc Health, Inc. (A)	18,098	1,388,298
Life sciences tools and services – 2.7%
10X Genomics, Inc., Class A (A)	9,557	920,052
Avantor, Inc. (A)	131,270	4,900,309
Bio-Rad Laboratories, Inc., Class A (A)	7,956	4,771,452
Bio-Techne Corp.	12,988	4,888,813
Bruker Corp.	51,837	3,452,344
Charles River Laboratories International, Inc. (A)	17,974	5,927,106
Maravai LifeSciences Holdings, Inc., Class A (A)	16,607	480,274
Medpace Holdings, Inc. (A)	12,847	2,279,829
Mettler-Toledo International, Inc. (A)	6,912	10,179,164
NeoGenomics, Inc. (A)	35,243	794,377
Pacific Biosciences of California, Inc. (A)	27,374	306,041
PerkinElmer, Inc.	44,528	7,666,386
Repligen Corp. (A)	16,322	3,237,305
Sotera Health Company (A)	27,374	588,815
Syneos Health, Inc. (A)	47,409	4,293,359
Waters Corp. (A)	16,332	5,228,200
West Pharmaceutical Services, Inc.	20,714	8,145,159
Pharmaceuticals – 0.8%
Catalent, Inc. (A)	66,648	6,926,727
Elanco Animal Health, Inc. (A)	122,408	3,187,504
Jazz Pharmaceuticals PLC (A)	31,744	4,409,559
Organon & Company	36,583	1,167,364
Viatris, Inc.	220,812	3,305,556
Industrials – 15.5%		388,396,897
Aerospace and defense – 0.8%
Axon Enterprise, Inc. (A)	13,329	1,865,127
HEICO Corp.	9,656	1,316,982
HEICO Corp., Class A	15,454	1,695,304
Howmet Aerospace, Inc.	146,289	4,548,125
Huntington Ingalls Industries, Inc.	18,212	3,409,286
Textron, Inc.	91,522	6,228,987
Virgin Galactic Holdings, Inc. (A)(B)	29,365	270,158
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	52,069	$5,449,021
Expeditors International of Washington, Inc.	56,983	6,523,414
GXO Logistics, Inc. (A)	47,884	3,888,660
Airlines – 0.1%
Alaska Air Group, Inc. (A)	17,743	971,252
American Airlines Group, Inc. (A)	45,529	749,863
Delta Air Lines, Inc. (A)	9,805	389,160
Southwest Airlines Company (A)	14,647	655,600
United Airlines Holdings, Inc. (A)	27,017	1,158,489
Building products – 1.9%
A.O. Smith Corp.	55,440	4,236,725
Advanced Drainage Systems, Inc.	15,903	1,798,470
Allegion PLC	38,671	4,746,092
Builders FirstSource, Inc. (A)	80,564	5,477,546
Carlisle Companies, Inc.	27,271	6,093,432
Fortune Brands Home & Security, Inc.	70,909	6,677,501
Lennox International, Inc.	10,916	3,095,996
Masco Corp.	86,471	5,476,208
Owens Corning	57,711	5,118,966
The AZEK Company, Inc. (A)	19,895	657,132
Trex Company, Inc. (A)	38,658	3,536,047
Zurn Water Solutions Corp.	23,593	720,530
Commercial services and supplies – 1.1%
ADT, Inc.	89,621	680,223
Copart, Inc. (A)	60,582	7,830,224
IAA, Inc. (A)	48,382	2,222,185
MSA Safety, Inc.	12,151	1,669,547
Republic Services, Inc.	72,114	9,206,073
Rollins, Inc.	65,194	2,011,235
Stericycle, Inc. (A)	34,043	1,999,686
Tetra Tech, Inc.	16,803	2,338,810
Construction and engineering – 0.8%
AECOM	58,925	4,073,485
EMCOR Group, Inc.	24,691	2,943,414
MasTec, Inc. (A)	24,799	2,135,938
Quanta Services, Inc.	76,209	7,828,188
WillScot Mobile Mini Holdings Corp. (A)	63,412	2,348,780
Electrical equipment – 1.7%
Acuity Brands, Inc.	7,169	1,373,079
AMETEK, Inc.	67,318	9,207,083
Generac Holdings, Inc. (A)	17,328	4,893,081
Hubbell, Inc.	29,757	5,573,189
Plug Power, Inc. (A)	141,653	3,097,951
Regal Rexnord Corp.	10,105	1,601,440
Rockwell Automation, Inc.	34,404	9,950,325
Sensata Technologies Holding PLC (A)	94,781	5,436,638
Sunrun, Inc. (A)	50,265	1,303,371
Machinery – 4.1%
AGCO Corp.	34,668	4,063,090
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Chart Industries, Inc. (A)	5,254	$640,305
Colfax Corp. (A)	26,073	1,072,122
Donaldson Company, Inc.	61,570	3,426,986
Dover Corp.	49,839	8,468,144
Fortive Corp.	57,897	4,084,054
Graco, Inc.	65,804	4,774,738
IDEX Corp.	20,516	4,419,967
Ingersoll Rand, Inc.	85,873	4,826,921
ITT, Inc.	38,386	3,528,441
Lincoln Electric Holdings, Inc.	25,956	3,318,215
Nordson Corp.	21,382	4,972,170
Oshkosh Corp.	35,216	4,007,933
Parker-Hannifin Corp.	37,842	11,731,394
Pentair PLC	67,767	4,316,758
Snap-on, Inc.	25,691	5,350,151
Stanley Black & Decker, Inc.	42,497	7,422,101
The Middleby Corp. (A)	25,423	4,708,340
The Toro Company	45,200	4,365,416
Wabtec Corp.	58,859	5,232,565
Woodward, Inc.	23,887	2,634,019
Xylem, Inc.	45,753	4,804,980
Professional services – 1.9%
Booz Allen Hamilton Holding Corp.	45,998	3,529,427
CACI International, Inc., Class A (A)	9,712	2,403,332
Clarivate PLC (A)	45,609	750,724
Dun & Bradstreet Holdings, Inc. (A)	47,732	957,504
Equifax, Inc.	26,511	6,356,277
Jacobs Engineering Group, Inc.	40,551	5,278,929
Leidos Holdings, Inc.	55,760	4,987,732
ManpowerGroup, Inc.	11,975	1,255,818
Nielsen Holdings PLC	181,210	3,417,621
Robert Half International, Inc.	56,615	6,412,215
TransUnion	43,077	4,442,100
TriNet Group, Inc. (A)	16,554	1,410,401
Verisk Analytics, Inc.	35,758	7,013,217
Road and rail – 1.2%
AMERCO	4,992	3,039,878
J.B. Hunt Transport Services, Inc.	28,408	5,469,676
Knight-Swift Transportation Holdings, Inc.	61,660	3,488,723
Landstar System, Inc.	16,581	2,652,960
Lyft, Inc., Class A (A)	33,933	1,307,099
Old Dominion Freight Line, Inc.	28,800	8,695,584
Saia, Inc. (A)	6,088	1,730,697
TuSimple Holdings, Inc., Class A (A)	5,045	94,644
XPO Logistics, Inc. (A)	50,332	3,330,468
Trading companies and distributors – 1.3%
Fastenal Company	151,762	8,601,870
SiteOne Landscape Supply, Inc. (A)	15,425	2,778,351
United Rentals, Inc. (A)	30,461	9,751,175
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
W.W. Grainger, Inc.	14,878	$7,366,247
Watsco, Inc.	11,422	3,227,400
Information technology – 17.6%		439,835,510
Communications equipment – 1.6%
Arista Networks, Inc. (A)	70,060	8,709,159
Ciena Corp. (A)	87,947	5,831,766
F5, Inc. (A)	31,387	6,516,569
Juniper Networks, Inc.	153,588	5,347,934
Lumentum Holdings, Inc. (A)	37,154	3,770,388
Motorola Solutions, Inc.	36,859	8,549,076
Ubiquiti, Inc.	1,784	517,431
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	46,302	5,741,448
CDW Corp.	44,074	8,332,190
Cognex Corp.	64,078	4,258,624
Coherent, Inc. (A)	6,701	1,732,074
Corning, Inc.	131,567	5,531,077
Flex, Ltd. (A)	326,412	5,281,346
II-VI, Inc. (A)	54,175	3,434,695
IPG Photonics Corp. (A)	14,822	2,289,554
Jabil, Inc.	100,429	6,175,379
Keysight Technologies, Inc. (A)	59,218	9,997,183
Littelfuse, Inc.	12,368	3,338,989
TD SYNNEX Corp.	11,035	1,153,930
Teledyne Technologies, Inc. (A)	13,963	5,884,427
Trimble, Inc. (A)	87,498	6,313,856
Zebra Technologies Corp., Class A (A)	17,003	8,656,567
IT services – 3.4%
Affirm Holdings, Inc. (A)	7,738	495,774
Akamai Technologies, Inc. (A)	64,936	7,438,419
Amdocs, Ltd.	71,924	5,458,312
Broadridge Financial Solutions, Inc.	37,643	5,993,518
Cloudflare, Inc., Class A (A)	30,109	2,902,508
Concentrix Corp.	27,740	5,575,463
DigitalOcean Holdings, Inc. (A)	2,457	140,884
DXC Technology Company (A)	103,158	3,102,993
EPAM Systems, Inc. (A)	15,800	7,523,012
Euronet Worldwide, Inc. (A)	19,055	2,551,274
FleetCor Technologies, Inc. (A)	20,589	4,905,535
Gartner, Inc. (A)	25,455	7,480,970
Genpact, Ltd.	85,602	4,258,700
Globant SA (A)	5,760	1,469,837
GoDaddy, Inc., Class A (A)	47,182	3,572,149
Jack Henry & Associates, Inc.	25,143	4,219,247
MongoDB, Inc. (A)	8,160	3,305,698
Okta, Inc. (A)	13,722	2,715,447
Shift4 Payments, Inc., Class A (A)	7,505	395,664
The Western Union Company	152,469	2,883,189
VeriSign, Inc. (A)	22,622	4,913,046
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
WEX, Inc. (A)	16,651	$2,680,478
Semiconductors and semiconductor equipment – 3.3%
Amkor Technology, Inc.	50,078	1,102,718
Azenta, Inc.	26,699	2,251,794
Enphase Energy, Inc. (A)	31,730	4,457,113
Entegris, Inc.	57,300	6,866,832
First Solar, Inc. (A)	45,504	3,566,604
Lattice Semiconductor Corp. (A)	40,420	2,231,992
MKS Instruments, Inc.	31,112	4,832,627
Monolithic Power Systems, Inc.	13,114	5,284,024
ON Semiconductor Corp. (A)	183,395	10,820,305
Power Integrations, Inc.	13,484	1,088,294
Qorvo, Inc. (A)	49,803	6,836,956
Silicon Laboratories, Inc. (A)	17,175	2,837,138
Skyworks Solutions, Inc.	58,009	8,499,479
SolarEdge Technologies, Inc. (A)	16,664	3,969,698
Synaptics, Inc. (A)	10,090	2,122,432
Teradyne, Inc.	74,100	8,701,563
Universal Display Corp.	18,057	2,771,930
Wolfspeed, Inc. (A)	45,769	4,313,271
Software – 5.1%
Anaplan, Inc. (A)	25,672	1,239,444
ANSYS, Inc. (A)	26,556	9,029,306
Appian Corp. (A)	8,783	495,098
Asana, Inc., Class A (A)	7,110	373,133
Aspen Technology, Inc. (A)	30,156	4,528,225
Avalara, Inc. (A)	24,498	2,685,471
Bentley Systems, Inc., Class B	20,589	827,060
Bill.com Holdings, Inc. (A)	18,298	3,443,867
Black Knight, Inc. (A)	43,116	3,216,454
Blackline, Inc. (A)	13,752	1,263,396
Ceridian HCM Holding, Inc. (A)	45,340	3,437,679
Citrix Systems, Inc.	32,466	3,309,584
Consensus Cloud Solutions, Inc. (A)	4,513	255,887
Coupa Software, Inc. (A)	11,445	1,536,720
Dolby Laboratories, Inc., Class A	33,170	2,913,985
Dropbox, Inc., Class A (A)	128,618	3,183,296
Duck Creek Technologies, Inc. (A)	6,650	169,908
Dynatrace, Inc. (A)	28,307	1,552,922
Elastic NV (A)	14,797	1,379,820
Everbridge, Inc. (A)	6,058	309,685
Fair Isaac Corp. (A)	10,375	5,135,521
Five9, Inc. (A)	15,691	1,972,359
Guidewire Software, Inc. (A)	33,441	3,372,190
HubSpot, Inc. (A)	9,270	4,531,176
Manhattan Associates, Inc. (A)	23,525	3,149,292
McAfee Corp., Class A	11,029	282,894
MicroStrategy, Inc., Class A (A)(B)	1,870	688,179
NCino, Inc. (A)	10,480	480,298
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
NortonLifeLock, Inc.	155,890	$4,054,699
Nuance Communications, Inc. (A)	99,426	5,493,287
Nutanix, Inc., Class A (A)	39,940	1,091,960
Palo Alto Networks, Inc. (A)	14,346	7,422,620
Paycom Software, Inc. (A)	13,435	4,504,756
Paylocity Holding Corp. (A)	14,469	2,951,387
Pegasystems, Inc.	10,004	992,597
PTC, Inc. (A)	41,349	4,807,235
Qualtrics International, Inc., Class A (A)	10,475	306,603
Rapid7, Inc. (A)	5,507	530,489
RingCentral, Inc., Class A (A)	11,386	2,009,515
SentinelOne, Inc., Class A (A)	2,340	104,715
Smartsheet, Inc., Class A (A)	29,410	1,829,890
Splunk, Inc. (A)	18,756	2,324,244
Sprout Social, Inc., Class A (A)	3,527	242,834
SS&C Technologies Holdings, Inc.	80,474	6,427,458
The Trade Desk, Inc., Class A (A)	75,846	5,274,331
Tyler Technologies, Inc. (A)	12,415	5,882,227
Varonis Systems, Inc. (A)	20,217	753,285
Workiva, Inc. (A)	3,913	462,830
Zendesk, Inc. (A)	23,521	2,317,054
Zscaler, Inc. (A)	11,889	3,056,781
Technology hardware, storage and peripherals – 1.1%
Hewlett Packard Enterprise Company	379,918	6,204,061
NetApp, Inc.	83,467	7,220,730
Pure Storage, Inc., Class A (A)	75,017	1,987,200
Seagate Technology Holdings PLC	71,111	7,619,544
Western Digital Corp. (A)	102,431	5,299,780
Materials – 6.8%		171,265,883
Chemicals – 2.6%
Albemarle Corp.	26,614	5,874,774
Axalta Coating Systems, Ltd. (A)	96,958	2,870,926
Celanese Corp.	36,434	5,673,138
CF Industries Holdings, Inc.	101,141	6,965,581
Corteva, Inc.	119,071	5,724,934
Eastman Chemical Company	50,272	5,978,849
FMC Corp.	46,467	5,128,563
Huntsman Corp.	105,103	3,765,840
International Flavors & Fragrances, Inc.	21,671	2,858,838
LyondellBasell Industries NV, Class A	56,523	5,467,470
Olin Corp.	38,806	1,966,300
RPM International, Inc.	56,608	5,016,035
The Mosaic Company	128,507	5,133,855
The Scotts Miracle-Gro Company	14,572	2,203,286
Westlake Chemical Corp.	16,287	1,606,713
Construction materials – 0.6%
Eagle Materials, Inc.	7,185	1,047,932
Martin Marietta Materials, Inc.	16,809	6,540,718
Vulcan Materials Company	35,682	6,790,641
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging – 2.5%
Amcor PLC	415,190	$4,986,432
AptarGroup, Inc.	29,615	3,473,840
Ardagh Metal Packaging SA (A)	9,827	94,634
Avery Dennison Corp.	28,173	5,787,298
Ball Corp.	86,225	8,372,448
Berry Global Group, Inc. (A)	78,391	5,285,121
Crown Holdings, Inc.	52,305	5,983,692
Graphic Packaging Holding Company	91,110	1,722,890
International Paper Company	122,211	5,896,681
Packaging Corp. of America	45,204	6,809,079
Sealed Air Corp.	67,094	4,557,024
Sonoco Products Company	61,103	3,460,874
Westrock Company	111,982	5,169,089
Metals and mining – 1.1%
Alcoa Corp.	48,437	2,746,862
Cleveland-Cliffs, Inc. (A)	165,753	2,841,006
Nucor Corp.	90,046	9,130,664
Reliance Steel & Aluminum Company	33,994	5,197,003
Royal Gold, Inc.	19,695	2,000,027
Steel Dynamics, Inc.	106,026	5,886,564
U.S. Steel Corp.	44,484	921,708
Paper and forest products – 0.0%
Sylvamo Corp. (A)	11,029	328,554
Real estate – 6.1%		151,717,326
Equity real estate investment trusts – 5.5%
Alexandria Real Estate Equities, Inc.	22,860	4,454,042
American Campus Communities, Inc.	38,152	1,993,824
American Homes 4 Rent, Class A	75,978	2,973,019
Americold Realty Trust	52,648	1,497,836
Apartment Income REIT Corp.	41,499	2,191,977
Boston Properties, Inc.	14,471	1,621,910
Brixmor Property Group, Inc.	69,750	1,768,860
Camden Property Trust	27,185	4,352,047
CubeSmart	55,397	2,810,844
CyrusOne, Inc.	31,757	2,853,366
Douglas Emmett, Inc.	45,946	1,434,434
Duke Realty Corp.	89,262	5,157,558
EastGroup Properties, Inc.	10,443	2,087,660
Equity LifeStyle Properties, Inc.	43,969	3,442,333
Essex Property Trust, Inc.	11,090	3,687,425
Extra Space Storage, Inc.	28,354	5,619,479
Federal Realty Investment Trust	21,230	2,706,613
First Industrial Realty Trust, Inc.	34,306	2,085,119
Gaming and Leisure Properties, Inc.	61,332	2,770,980
Healthcare Trust of America, Inc., Class A	59,972	1,952,089
Healthpeak Properties, Inc.	88,377	3,125,894
Host Hotels & Resorts, Inc. (A)	184,536	3,199,854
Invitation Homes, Inc.	94,500	3,967,110
Iron Mountain, Inc.	79,566	3,653,671
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Kilroy Realty Corp.	31,466	$2,013,824
Kimco Realty Corp.	140,587	3,410,641
Lamar Advertising Company, Class A	28,782	3,187,894
Life Storage, Inc.	20,931	2,824,638
Medical Properties Trust, Inc.	157,538	3,585,565
MGM Growth Properties LLC, Class A	39,516	1,536,382
Mid-America Apartment Communities, Inc.	20,673	4,272,696
National Retail Properties, Inc.	48,018	2,131,039
National Storage Affiliates Trust	11,136	685,532
Omega Healthcare Investors, Inc.	64,803	2,039,998
Orion Office REIT, Inc. (A)	10,558	175,685
Realty Income Corp.	106,174	7,369,537
Regency Centers Corp.	45,496	3,264,338
Rexford Industrial Realty, Inc.	34,828	2,548,365
STAG Industrial, Inc.	21,976	939,034
STORE Capital Corp.	66,076	2,095,270
Sun Communities, Inc.	20,046	3,787,892
UDR, Inc.	64,565	3,669,875
Ventas, Inc.	53,147	2,817,854
VICI Properties, Inc.	89,263	2,554,707
Vornado Realty Trust	39,019	1,600,169
Weyerhaeuser Company	147,580	5,966,659
WP Carey, Inc.	40,360	3,131,936
Real estate management and development – 0.6%
CBRE Group, Inc., Class A (A)	85,934	8,708,552
eXp World Holdings, Inc.	17,998	488,466
Jones Lang LaSalle, Inc. (A)	21,942	5,502,834
Utilities – 4.7%		118,307,599
Electric utilities – 2.0%
Alliant Energy Corp.	75,806	4,537,747
Avangrid, Inc.	12,981	606,472
Edison International	79,435	4,987,724
Entergy Corp.	57,469	6,423,310
Evergy, Inc.	97,444	6,329,962
Eversource Energy	71,729	6,419,028
FirstEnergy Corp.	143,796	6,033,680
NRG Energy, Inc.	90,682	3,620,932
OGE Energy Corp.	92,926	3,523,754
Pinnacle West Capital Corp.	46,639	3,246,541
PPL Corp.	160,756	4,771,238
Gas utilities – 0.3%
Atmos Energy Corp.	37,983	4,072,537
UGI Corp.	97,850	4,437,498
Independent power and renewable electricity producers – 0.4%
Brookfield Renewable Corp., Class A	35,310	1,208,308
Clearway Energy, Inc., Class A	6,166	190,221
Clearway Energy, Inc., Class C	15,763	530,898
The AES Corp.	236,820	5,252,668
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp.	149,726	$3,265,524
Multi-utilities – 1.6%
Ameren Corp.	74,871	6,644,053
CenterPoint Energy, Inc.	255,087	7,234,267
CMS Energy Corp.	83,719	5,389,829
DTE Energy Company	52,015	6,264,166
MDU Resources Group, Inc.	98,558	2,894,648
NiSource, Inc.	151,210	4,412,308
WEC Energy Group, Inc.	60,854	5,905,272
Water utilities – 0.4%
American Water Works Company, Inc.	44,474	7,151,419
Essential Utilities, Inc.	60,599	2,953,595

SHORT-TERM INVESTMENTS – 0.2%		$3,393,087
(Cost $3,393,110)
Short-term funds – 0.2%		3,393,087
John Hancock Collateral Trust, 0.0587% (C)(D)	134,033	1,340,664

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,052,423	2,052,423
Total investments (Multifactor Mid Cap ETF) (Cost $2,018,200,739) 100.1%		$2,504,012,234
Other assets and liabilities, net (0.1%)		(1,779,268)
Total net assets 100.0%		$2,502,232,966

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $6,307,491. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $4,924,754 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$403,164,503
(Cost $353,890,272)
Communication services – 2.0%		8,213,471
Diversified telecommunication services – 0.3%
Iridium Communications, Inc. (A)	32,183	1,154,726
Entertainment – 0.4%
Madison Square Garden Sports Corp. (A)	5,485	910,894
World Wrestling Entertainment, Inc., Class A	13,454	671,893
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services – 0.6%
Angi, Inc. (A)	10,260	$88,031
FuboTV, Inc. (A)(B)	15,454	165,976
j2 Global, Inc. (A)	12,547	1,318,188
TripAdvisor, Inc. (A)	26,052	707,312
Vimeo, Inc. (A)	17,948	262,938
Media – 0.7%
iHeartMedia, Inc., Class A (A)	13,997	282,040
Loyalty Ventures, Inc. (A)	3,419	100,211
Nexstar Media Group, Inc., Class A	10,945	1,810,084
TEGNA, Inc.	38,284	741,178
Consumer discretionary – 14.9%		59,947,132
Auto components – 0.9%
Adient PLC (A)	16,035	672,989
Fox Factory Holding Corp. (A)	11,541	1,535,761
The Goodyear Tire & Rubber Company (A)	44,890	930,570
Veoneer, Inc. (A)	13,574	477,941
Automobiles – 0.7%
Harley-Davidson, Inc.	42,349	1,464,005
Thor Industries, Inc.	12,331	1,166,389
Diversified consumer services – 0.9%
Coursera, Inc. (A)	8,252	167,598
frontdoor, Inc. (A)	22,992	834,610
Grand Canyon Education, Inc. (A)	13,292	1,112,275
H&R Block, Inc.	30,415	695,287
Terminix Global Holdings, Inc. (A)	21,369	921,859
Hotels, restaurants and leisure – 4.1%
Boyd Gaming Corp. (A)	21,998	1,308,001
Choice Hotels International, Inc.	8,292	1,189,073
Hilton Grand Vacations, Inc. (A)	15,540	759,284
International Game Technology PLC	17,488	468,154
Marriott Vacations Worldwide Corp.	9,531	1,547,644
Papa John’s International, Inc.	4,198	518,243
Planet Fitness, Inc., Class A (A)	12,208	1,082,117
Red Rock Resorts, Inc., Class A	10,592	471,556
Scientific Games Corp. (A)	15,794	911,314
SeaWorld Entertainment, Inc. (A)	8,735	520,431
Shake Shack, Inc., Class A (A)	6,490	428,794
Six Flags Entertainment Corp. (A)	12,820	506,262
Texas Roadhouse, Inc.	17,342	1,480,833
The Wendy’s Company	54,510	1,255,365
Travel + Leisure Company	14,881	845,241
Wingstop, Inc.	8,343	1,278,565
Wyndham Hotels & Resorts, Inc.	24,926	2,092,538
Household durables – 2.0%
Helen of Troy, Ltd. (A)	6,277	1,313,964
Installed Building Products, Inc.	3,080	341,233
KB Home	23,731	1,002,635
Leggett & Platt, Inc.	33,307	1,327,284
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
LGI Homes, Inc. (A)	2,799	$348,503
MDC Holdings, Inc.	9,528	482,974
Sonos, Inc. (A)	20,953	528,435
Toll Brothers, Inc.	13,156	775,809
TopBuild Corp. (A)	8,609	2,002,884
Internet and direct marketing retail – 0.4%
ContextLogic, Inc., Class A (A)(B)	53,768	142,485
Magnite, Inc. (A)	20,533	278,633
Qurate Retail, Inc., Series A	113,400	797,202
Revolve Group, Inc. (A)	4,813	237,377
Shutterstock, Inc.	3,089	299,540
Leisure products – 1.2%
Acushnet Holdings Corp.	4,522	211,177
Brunswick Corp.	19,675	1,786,293
Hayward Holdings, Inc. (A)	5,381	105,952
Mattel, Inc. (A)	91,959	1,923,782
Polaris, Inc.	7,592	854,783
Multiline retail – 0.6%
Dillard’s, Inc., Class A	650	164,918
Macy’s, Inc.	54,106	1,385,114
Nordstrom, Inc. (A)	19,876	447,210
Ollie’s Bargain Outlet Holdings, Inc. (A)	6,489	311,083
Specialty retail – 2.6%
Academy Sports & Outdoors, Inc. (A)	9,396	365,504
American Eagle Outfitters, Inc.	28,983	661,682
Asbury Automotive Group, Inc. (A)	2,588	416,590
AutoNation, Inc. (A)	16,177	1,763,293
Camping World Holdings, Inc., Class A (B)	5,370	178,284
Foot Locker, Inc.	27,698	1,237,547
Leslie’s, Inc. (A)	15,349	319,720
Murphy USA, Inc.	7,326	1,440,731
National Vision Holdings, Inc. (A)	22,905	936,356
Penske Automotive Group, Inc.	9,182	933,167
Petco Health & Wellness Company, Inc. (A)	10,182	190,913
Rent-A-Center, Inc.	10,131	427,022
Signet Jewelers, Ltd.	6,347	546,667
Victoria’s Secret & Company (A)	12,404	692,515
Vroom, Inc. (A)(B)	15,988	128,224
Textiles, apparel and luxury goods – 1.5%
Carter’s, Inc.	11,951	1,112,877
Columbia Sportswear Company	4,710	437,418
Hanesbrands, Inc.	86,228	1,388,271
PVH Corp.	16,234	1,542,392
Skechers USA, Inc., Class A (A)	36,095	1,515,990
Consumer staples – 3.0%		12,038,075
Beverages – 0.2%
Celsius Holdings, Inc. (A)	6,001	286,428
Coca-Cola Consolidated, Inc.	615	352,395
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
National Beverage Corp.	6,507	$290,668
Food and staples retailing – 0.6%
BJ’s Wholesale Club Holdings, Inc. (A)	15,930	979,217
Performance Food Group Company (A)	35,590	1,501,542
Food products – 1.8%
Flowers Foods, Inc.	42,534	1,196,481
Freshpet, Inc. (A)	11,391	1,059,705
Ingredion, Inc.	11,289	1,069,068
Lancaster Colony Corp.	5,641	895,622
Pilgrim’s Pride Corp. (A)	7,817	218,641
Post Holdings, Inc. (A)	10,115	1,070,369
Sanderson Farms, Inc.	3,486	641,424
Seaboard Corp.	79	301,779
The Hain Celestial Group, Inc. (A)	22,517	822,546
Household products – 0.1%
Reynolds Consumer Products, Inc.	7,051	213,434
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	5,152	125,503
Coty, Inc., Class A (A)	33,926	287,692
Herbalife Nutrition, Ltd. (A)	17,068	725,561
Energy – 3.4%		13,776,642
Energy equipment and services – 0.4%
ChampionX Corp. (A)	34,340	769,216
NOV, Inc.	65,407	1,073,983
Oil, gas and consumable fuels – 3.0%
Antero Midstream Corp.	90,847	903,928
Antero Resources Corp. (A)	32,513	634,979
APA Corp.	9,731	323,167
Chesapeake Energy Corp.	12,593	858,465
Coterra Energy, Inc.	71,349	1,562,543
DT Midstream, Inc.	12,697	656,435
EQT Corp. (A)	75,455	1,603,419
Equitrans Midstream Corp.	116,508	944,880
HollyFrontier Corp.	26,556	933,709
Magnolia Oil & Gas Corp., Class A	17,829	385,641
Ovintiv, Inc.	41,849	1,623,741
PDC Energy, Inc.	16,120	955,432
Range Resources Corp. (A)	28,421	547,104
Financials – 17.5%		70,773,126
Banks – 7.8%
Bank OZK	31,951	1,496,904
BankUnited, Inc.	15,791	659,274
BOK Financial Corp.	8,469	868,496
Community Bank System, Inc.	14,364	1,025,877
Cullen/Frost Bankers, Inc.	15,365	2,166,619
Eastern Bankshares, Inc.	22,864	486,775
First Citizens BancShares, Inc., Class A	1,040	810,243
48	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Financial Bankshares, Inc.	36,969	$1,737,173
First Hawaiian, Inc.	22,458	636,684
FNB Corp.	56,096	724,760
Glacier Bancorp, Inc.	24,572	1,276,024
Hancock Whitney Corp.	11,593	611,183
Home BancShares, Inc.	26,586	626,366
Pacific Premier Bancorp, Inc.	16,341	625,043
PacWest Bancorp	19,936	925,628
People’s United Financial, Inc.	61,017	1,182,509
Pinnacle Financial Partners, Inc.	19,761	1,911,086
Popular, Inc.	22,021	1,963,613
Prosperity Bancshares, Inc.	13,011	953,056
ServisFirst Bancshares, Inc.	6,328	537,057
SouthState Corp.	18,810	1,587,752
Sterling Bancorp	33,219	873,328
Synovus Financial Corp.	36,202	1,801,412
UMB Financial Corp.	7,876	775,392
Umpqua Holdings Corp.	37,367	757,803
United Bankshares, Inc.	34,967	1,235,384
Valley National Bancorp	104,000	1,447,680
Webster Financial Corp.	15,599	886,179
Wintrust Financial Corp.	9,987	979,425
Capital markets – 3.4%
Affiliated Managers Group, Inc.	10,727	1,568,395
Artisan Partners Asset Management, Inc., Class A	18,888	816,150
Cohen & Steers, Inc.	6,578	549,460
Evercore, Inc., Class A	6,047	754,787
Hamilton Lane, Inc., Class A	8,621	779,856
Houlihan Lokey, Inc.	14,312	1,521,079
Interactive Brokers Group, Inc., Class A	20,616	1,405,805
Janus Henderson Group PLC	42,711	1,576,036
Lazard, Ltd., Class A	29,527	1,288,558
Moelis & Company, Class A	10,076	568,992
Open Lending Corp., Class A (A)	12,533	238,002
StepStone Group, Inc., Class A	5,087	178,096
Stifel Financial Corp.	26,422	1,979,008
Virtu Financial, Inc., Class A	22,749	703,627
Consumer finance – 0.7%
Navient Corp.	21,642	377,220
OneMain Holdings, Inc.	18,197	940,057
SLM Corp.	85,554	1,569,060
Insurance – 3.9%
Assured Guaranty, Ltd.	9,378	499,754
Axis Capital Holdings, Ltd.	23,165	1,319,942
Brighthouse Financial, Inc. (A)	14,631	796,658
BRP Group, Inc., Class A (A)	5,337	162,885
Enstar Group, Ltd. (A)	3,010	797,891
First American Financial Corp.	12,997	968,406
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Goosehead Insurance, Inc., Class A	2,304	$227,128
Kemper Corp.	15,011	900,360
Kinsale Capital Group, Inc.	6,473	1,296,671
Old Republic International Corp.	75,640	1,938,653
Primerica, Inc.	10,856	1,675,515
RLI Corp.	11,361	1,190,406
Selective Insurance Group, Inc.	15,795	1,246,226
The Hanover Insurance Group, Inc.	9,651	1,331,452
Unum Group	48,185	1,222,935
Mortgage real estate investment trusts – 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,716	942,260
Thrifts and mortgage finance – 1.5%
Essent Group, Ltd.	29,662	1,353,774
MGIC Investment Corp.	91,330	1,386,389
New York Community Bancorp, Inc.	125,362	1,461,721
PennyMac Financial Services, Inc.	4,201	263,403
Radian Group, Inc.	50,767	1,136,673
TFS Financial Corp.	15,599	271,111
Health care – 8.9%		35,774,471
Biotechnology – 2.2%
Alkermes PLC (A)	21,650	552,075
Allakos, Inc. (A)	8,350	56,446
Apellis Pharmaceuticals, Inc. (A)	9,629	387,760
Arrowhead Pharmaceuticals, Inc. (A)	13,182	695,482
Beam Therapeutics, Inc. (A)	5,002	346,188
Blueprint Medicines Corp. (A)	15,573	1,200,678
CareDx, Inc. (A)	6,419	268,314
Denali Therapeutics, Inc. (A)	9,859	337,375
Editas Medicine, Inc. (A)	7,794	148,398
Exelixis, Inc. (A)	33,088	598,893
Fate Therapeutics, Inc. (A)	10,389	431,247
Halozyme Therapeutics, Inc. (A)	38,367	1,327,882
ImmunityBio, Inc. (A)	10,038	58,421
Iovance Biotherapeutics, Inc. (A)	40,495	674,242
Kodiak Sciences, Inc. (A)	5,210	305,827
Sana Biotechnology, Inc. (A)	3,393	29,723
SpringWorks Therapeutics, Inc. (A)	4,010	223,277
Turning Point Therapeutics, Inc. (A)	4,151	154,542
Ultragenyx Pharmaceutical, Inc. (A)	8,118	567,692
Vir Biotechnology, Inc. (A)	10,396	356,895
Health care equipment and supplies – 2.4%
CONMED Corp.	4,998	687,625
Envista Holdings Corp. (A)	41,778	1,806,481
ICU Medical, Inc. (A)	5,961	1,271,839
Inari Medical, Inc. (A)	5,276	388,103
Integra LifeSciences Holdings Corp. (A)	20,376	1,319,142
LivaNova PLC (A)	8,595	645,570
Merit Medical Systems, Inc. (A)	6,997	387,984
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Neogen Corp. (A)	31,010	$1,130,935
Ortho Clinical Diagnostics Holdings PLC (A)	11,490	199,466
Shockwave Medical, Inc. (A)	227	32,908
STAAR Surgical Company (A)	8,363	608,157
Tandem Diabetes Care, Inc. (A)	10,796	1,275,116
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	14,837	781,168
AMN Healthcare Services, Inc. (A)	7,979	808,592
Apollo Medical Holdings, Inc. (A)	4,691	241,493
Chemed Corp.	489	229,297
HealthEquity, Inc. (A)	20,668	1,104,498
LHC Group, Inc. (A)	3,673	455,819
Option Care Health, Inc. (A)	16,999	397,267
Premier, Inc., Class A	35,832	1,369,499
Progyny, Inc. (A)	8,578	347,409
R1 RCM, Inc. (A)	17,823	423,831
Select Medical Holdings Corp.	17,733	411,938
Signify Health, Inc., Class A (A)(B)	3,251	43,336
Surgery Partners, Inc. (A)	3,933	167,821
Tenet Healthcare Corp. (A)	26,305	1,949,727
The Ensign Group, Inc.	15,653	1,180,706
Health care technology – 0.9%
Certara, Inc. (A)	8,066	215,604
Change Healthcare, Inc. (A)	67,579	1,329,955
Inspire Medical Systems, Inc. (A)	4,465	988,060
Omnicell, Inc. (A)	7,250	1,088,515
Life sciences tools and services – 0.7%
Medpace Holdings, Inc. (A)	7,799	1,384,011
NeoGenomics, Inc. (A)	31,390	707,531
Pacific Biosciences of California, Inc. (A)	32,956	368,448
Sotera Health Company (A)	13,014	279,931
Pharmaceuticals – 0.2%
Arvinas, Inc. (A)	5,094	364,170
Perrigo Company PLC	17,367	661,162
Industrials – 17.8%		71,650,130
Aerospace and defense – 1.0%
BWX Technologies, Inc.	16,883	751,462
Curtiss-Wright Corp.	11,751	1,560,415
Hexcel Corp. (A)	14,082	734,658
Parsons Corp. (A)	5,990	182,396
Spirit AeroSystems Holdings, Inc., Class A	17,587	770,838
Virgin Galactic Holdings, Inc. (A)(B)	22,123	203,532
Airlines – 0.1%
Alaska Air Group, Inc. (A)	4,289	234,780
JetBlue Airways Corp. (A)	24,296	355,450
Building products – 1.5%
Armstrong World Industries, Inc.	13,813	1,367,763
Resideo Technologies, Inc. (A)	23,629	585,527
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Simpson Manufacturing Company, Inc.	12,021	$1,355,849
The AZEK Company, Inc. (A)	18,535	612,211
UFP Industries, Inc.	16,949	1,353,547
Zurn Water Solutions Corp.	29,753	908,657
Commercial services and supplies – 1.7%
ADT, Inc.	24,132	183,162
Casella Waste Systems, Inc., Class A (A)	6,387	485,284
Clean Harbors, Inc. (A)	14,100	1,304,955
Driven Brands Holdings, Inc. (A)	5,327	150,488
IAA, Inc. (A)	18,910	868,536
MSA Safety, Inc.	10,150	1,394,610
Stericycle, Inc. (A)	15,748	925,038
Tetra Tech, Inc.	1,008	140,304
The Brink’s Company	8,284	578,058
UniFirst Corp.	4,073	774,237
Construction and engineering – 1.6%
API Group Corp. (A)	26,681	594,986
EMCOR Group, Inc.	14,257	1,699,577
MasTec, Inc. (A)	14,955	1,288,074
Valmont Industries, Inc.	3,678	798,972
WillScot Mobile Mini Holdings Corp. (A)	54,044	2,001,790
Electrical equipment – 2.3%
Acuity Brands, Inc.	9,813	1,879,484
Atkore, Inc. (A)	6,161	664,033
Bloom Energy Corp., Class A (A)	23,245	350,535
EnerSys	12,086	905,604
nVent Electric PLC	46,513	1,608,885
Regal Rexnord Corp.	17,670	2,800,342
Shoals Technologies Group, Inc., Class A (A)	16,757	282,523
Vicor Corp. (A)	6,422	605,787
Machinery – 3.5%
Allison Transmission Holdings, Inc.	30,777	1,169,218
Altra Industrial Motion Corp.	10,821	522,438
Chart Industries, Inc. (A)	6,083	741,335
Colfax Corp. (A)	25,636	1,054,152
Crane Company	13,720	1,420,157
Evoqua Water Technologies Corp. (A)	15,819	640,670
Flowserve Corp.	36,419	1,187,988
Franklin Electric Company, Inc.	7,250	629,300
Gates Industrial Corp. PLC (A)	12,360	191,209
John Bean Technologies Corp.	8,739	1,179,765
Oshkosh Corp.	16,330	1,858,517
RBC Bearings, Inc. (A)	6,927	1,250,116
The Timken Company	18,156	1,212,821
Watts Water Technologies, Inc., Class A	7,569	1,159,646
Marine – 0.2%
ZIM Integrated Shipping Services, Ltd.	8,926	595,543
Professional services – 2.9%
ASGN, Inc. (A)	13,938	1,601,058
50	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
CACI International, Inc., Class A (A)	3,202	$792,367
Exponent, Inc.	14,115	1,340,643
FTI Consulting, Inc. (A)	9,581	1,397,006
Insperity, Inc.	4,691	504,423
KBR, Inc.	38,505	1,671,117
Korn Ferry	7,050	467,979
ManpowerGroup, Inc.	14,302	1,499,851
Science Applications International Corp.	15,870	1,301,816
TriNet Group, Inc. (A)	11,717	998,288
Road and rail – 1.5%
Avis Budget Group, Inc. (A)	7,790	1,372,442
Landstar System, Inc.	10,106	1,616,960
Ryder System, Inc.	8,680	635,289
Saia, Inc. (A)	7,031	1,998,773
Schneider National, Inc., Class B	16,071	411,418
Trading companies and distributors – 1.5%
Air Lease Corp.	28,200	1,122,642
Beacon Roofing Supply, Inc. (A)	7,146	392,101
Herc Holdings, Inc.	3,347	537,026
MSC Industrial Direct Company, Inc., Class A	10,921	891,590
Triton International, Ltd.	11,540	697,247
Univar Solutions, Inc. (A)	47,981	1,271,497
WESCO International, Inc. (A)	8,642	1,053,373
Information technology – 13.9%		56,272,702
Communications equipment – 0.7%
Lumentum Holdings, Inc. (A)	12,592	1,277,836
Viasat, Inc. (A)	11,815	520,096
Viavi Solutions, Inc. (A)	66,625	1,096,648
Electronic equipment, instruments and components – 2.6%
Avnet, Inc.	17,337	699,721
Coherent, Inc. (A)	4,230	1,093,370
Fabrinet (A)	4,679	529,476
II-VI, Inc. (A)	15,048	954,043
Itron, Inc. (A)	7,645	473,990
Littelfuse, Inc.	6,524	1,761,284
National Instruments Corp.	34,893	1,438,289
Novanta, Inc. (A)	9,752	1,346,751
Rogers Corp. (A)	2,519	687,561
TD SYNNEX Corp.	7,188	751,649
Vontier Corp.	29,189	820,503
IT services – 1.4%
Alliance Data Systems Corp.	8,544	589,878
DigitalOcean Holdings, Inc. (A)	1,570	90,024
Euronet Worldwide, Inc. (A)	7,116	952,761
ExlService Holdings, Inc. (A)	4,232	510,041
Maximus, Inc.	17,060	1,319,079
Perficient, Inc. (A)	4,386	459,741
Sabre Corp. (A)	42,192	386,057
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Shift4 Payments, Inc., Class A (A)	7,538	$397,403
Switch, Inc., Class A	23,534	603,176
TTEC Holdings, Inc.	2,993	239,709
Semiconductors and semiconductor equipment – 3.9%
Allegro MicroSystems, Inc. (A)	8,021	227,636
Ambarella, Inc. (A)	4,634	649,455
Amkor Technology, Inc.	23,646	520,685
Azenta, Inc.	19,828	1,672,294
Cirrus Logic, Inc. (A)	16,761	1,499,104
CMC Materials, Inc.	8,189	1,481,226
Diodes, Inc. (A)	7,353	682,285
Kulicke & Soffa Industries, Inc.	7,637	417,668
MACOM Technology Solutions Holdings, Inc. (A)	7,863	481,294
MaxLinear, Inc. (A)	8,906	534,538
Onto Innovation, Inc. (A)	6,306	577,251
Power Integrations, Inc.	15,678	1,265,371
Semtech Corp. (A)	17,149	1,219,294
Silicon Laboratories, Inc. (A)	11,708	1,934,045
SiTime Corp. (A)	1,515	353,131
SunPower Corp. (A)	14,690	246,498
Synaptics, Inc. (A)	10,032	2,110,231
Software – 4.6%
ACI Worldwide, Inc. (A)	31,856	1,094,891
Alarm.com Holdings, Inc. (A)	13,817	1,030,334
Altair Engineering, Inc., Class A (A)	12,522	787,884
Appfolio, Inc., Class A (A)	2,159	248,846
Blackline, Inc. (A)	13,901	1,277,085
Box, Inc., Class A (A)	19,768	516,538
CDK Global, Inc.	21,295	915,046
Cerence, Inc. (A)	6,534	414,844
Consensus Cloud Solutions, Inc. (A)	4,195	237,857
Datto Holding Corp. (A)	6,226	155,090
DoubleVerify Holdings, Inc. (A)	1,872	51,780
Duck Creek Technologies, Inc. (A)	10,772	275,225
Envestnet, Inc. (A)	13,606	1,006,028
Everbridge, Inc. (A)	6,710	343,015
Jamf Holding Corp. (A)	8,862	292,978
JFrog, Ltd. (A)	6,548	174,963
Mandiant, Inc. (A)	65,926	994,823
Mimecast, Ltd. (A)	8,218	655,057
NCino, Inc. (A)	5,554	254,540
NCR Corp. (A)	22,411	852,963
Nutanix, Inc., Class A (A)	23,422	640,357
Q2 Holdings, Inc. (A)	13,609	887,987
Qualys, Inc. (A)	9,641	1,235,398
Rapid7, Inc. (A)	7,349	707,929
Sprout Social, Inc., Class A (A)	4,426	304,730
SPS Commerce, Inc. (A)	6,193	767,003
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Teradata Corp. (A)	17,790	$717,649
Varonis Systems, Inc. (A)	26,778	997,748
Workiva, Inc. (A)	4,847	573,303
Technology hardware, storage and peripherals – 0.7%
3D Systems Corp. (A)	14,766	264,311
Pure Storage, Inc., Class A (A)	69,885	1,851,243
Xerox Holdings Corp.	41,410	874,165
Materials – 6.1%		24,566,537
Chemicals – 3.6%
Amyris, Inc. (A)	24,375	111,150
Ashland Global Holdings, Inc.	16,285	1,564,011
Avient Corp.	16,193	805,926
Axalta Coating Systems, Ltd. (A)	37,801	1,119,288
Balchem Corp.	8,608	1,264,860
Diversey Holdings, Ltd. (A)	5,615	61,765
Element Solutions, Inc.	37,411	839,503
Huntsman Corp.	54,569	1,955,207
Livent Corp. (A)	20,877	480,380
NewMarket Corp.	2,382	805,283
Olin Corp.	16,909	856,779
Quaker Chemical Corp.	4,077	852,786
Sensient Technologies Corp.	5,420	459,291
The Chemours Company	44,706	1,462,333
Valvoline, Inc.	50,406	1,660,374
Construction materials – 0.5%
Eagle Materials, Inc.	11,188	1,631,770
Summit Materials, Inc., Class A (A)	15,919	566,080
Containers and packaging – 0.9%
Ardagh Metal Packaging SA (A)	13,518	130,178
Graphic Packaging Holding Company	71,723	1,356,282
Silgan Holdings, Inc.	21,351	956,098
Sonoco Products Company	17,189	973,585
Metals and mining – 0.7%
Arconic Corp. (A)	12,761	394,698
Commercial Metals Company	15,855	530,191
Royal Gold, Inc.	11,315	1,149,038
U.S. Steel Corp.	40,676	842,807
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	26,142	1,736,874
Real estate – 8.5%		34,161,322
Equity real estate investment trusts – 8.0%
Agree Realty Corp.	15,367	1,004,694
American Campus Communities, Inc.	35,957	1,879,113
Apartment Income REIT Corp.	16,899	892,605
Brixmor Property Group, Inc.	78,064	1,979,703
Broadstone Net Lease, Inc.	19,917	460,282
Cousins Properties, Inc.	40,735	1,570,742
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Douglas Emmett, Inc.	46,575	$1,454,072
EastGroup Properties, Inc.	8,675	1,734,219
EPR Properties	9,645	424,091
Essential Properties Realty Trust, Inc.	15,362	407,861
First Industrial Realty Trust, Inc.	29,732	1,807,111
Healthcare Realty Trust, Inc.	36,275	1,125,251
Healthcare Trust of America, Inc., Class A	37,411	1,217,728
Highwoods Properties, Inc.	27,258	1,175,365
Hudson Pacific Properties, Inc.	41,764	986,883
JBG SMITH Properties	33,242	910,831
LXP Industrial Trust	34,629	515,626
National Storage Affiliates Trust	16,030	986,807
Outfront Media, Inc.	18,925	470,097
Park Hotels & Resorts, Inc. (A)	39,271	714,732
Physicians Realty Trust	55,032	1,004,884
PS Business Parks, Inc.	5,419	904,756
Rayonier, Inc.	36,723	1,341,858
Ryman Hospitality Properties, Inc. (A)	8,673	766,693
Safehold, Inc.	2,997	185,514
SL Green Realty Corp.	19,408	1,407,478
Spirit Realty Capital, Inc.	28,964	1,374,631
STAG Industrial, Inc.	40,580	1,733,983
Terreno Realty Corp.	18,557	1,387,507
The Macerich Company	26,317	435,283
Real estate management and development – 0.5%
Cushman & Wakefield PLC (A)	21,242	445,870
eXp World Holdings, Inc.	7,963	216,116
Newmark Group, Inc., Class A	20,967	321,005
The Howard Hughes Corp. (A)	9,531	917,931
Utilities – 4.0%		15,990,895
Electric utilities – 1.5%
Hawaiian Electric Industries, Inc.	28,675	1,218,688
IDACORP, Inc.	14,097	1,553,771
OGE Energy Corp.	28,569	1,083,336
PNM Resources, Inc.	22,543	1,010,152
Portland General Electric Company	23,907	1,256,074
Gas utilities – 1.1%
National Fuel Gas Company	23,674	1,437,722
New Jersey Resources Corp.	25,764	1,035,970
ONE Gas, Inc.	13,199	1,028,070
Southwest Gas Holdings, Inc.	13,010	887,022
Independent power and renewable electricity producers – 0.7%
Atlantica Sustainable Infrastructure PLC	18,561	605,645
Clearway Energy, Inc., Class A	10,507	324,141
Clearway Energy, Inc., Class C	23,500	791,480
Ormat Technologies, Inc.	12,420	846,547
Sunnova Energy International, Inc. (A)	14,185	278,877
52	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 0.7%
Black Hills Corp.	16,473	$1,115,881
MDU Resources Group, Inc.	51,669	1,517,519

SHORT-TERM INVESTMENTS – 0.2%		$951,719
(Cost $951,735)
Short-term funds – 0.2%		951,719
John Hancock Collateral Trust, 0.0587% (C)(D)	57,120	571,339

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	380,380	380,380
Total investments (Multifactor Small Cap ETF) (Cost $354,842,007) 100.2%		$404,116,222
Other assets and liabilities, net (0.2%)		(766,312)
Total net assets 100.0%		$403,349,910

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $640,989. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $38,233 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$74,517,422
(Cost $56,223,591)
Communication services – 0.3%		220,270
Interactive media and services – 0.3%
j2 Global, Inc. (A)	1,117	117,352
ZoomInfo Technologies, Inc. (A)	1,947	102,918
Industrials – 0.6%		483,785
Electrical equipment – 0.6%
Plug Power, Inc. (A)	11,066	242,013
Sensata Technologies Holding PLC (A)	4,215	241,772
Information technology – 99.0%		73,813,367
Communications equipment – 5.7%
Arista Networks, Inc. (A)	4,903	609,492
Ciena Corp. (A)	3,872	256,752
Cisco Systems, Inc.	34,125	1,899,739
F5, Inc. (A)	1,435	297,935
Juniper Networks, Inc.	7,697	268,010
Lumentum Holdings, Inc. (A)	1,649	167,341
Motorola Solutions, Inc.	2,967	688,166
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Ubiquiti, Inc.	163	$47,277
Electronic equipment, instruments and components – 8.1%
Amphenol Corp., Class A	15,096	1,201,491
Cognex Corp.	3,335	221,644
Coherent, Inc. (A)	494	127,689
Corning, Inc.	17,330	728,553
Flex, Ltd. (A)	13,374	216,391
II-VI, Inc. (A)	2,536	160,782
IPG Photonics Corp. (A)	747	115,389
Jabil, Inc.	5,821	357,933
Keysight Technologies, Inc. (A)	4,976	840,048
Littelfuse, Inc.	694	187,359
National Instruments Corp.	3,118	128,524
TE Connectivity, Ltd.	4,201	600,785
Trimble, Inc. (A)	6,185	446,310
Zebra Technologies Corp., Class A (A)	1,345	684,766
IT services – 8.4%
Akamai Technologies, Inc. (A)	4,320	494,856
Amdocs, Ltd.	3,018	229,036
Cloudflare, Inc., Class A (A)	2,960	285,344
Cognizant Technology Solutions Corp., Class A	12,299	1,050,581
Concentrix Corp.	1,088	218,677
DigitalOcean Holdings, Inc. (A)	308	17,661
DXC Technology Company (A)	5,525	166,192
EPAM Systems, Inc. (A)	1,035	492,805
GoDaddy, Inc., Class A (A)	2,888	218,650
IBM Corp.	10,155	1,356,403
Kyndryl Holdings, Inc. (A)	2,031	34,283
MongoDB, Inc. (A)	705	285,603
Okta, Inc. (A)	1,476	292,086
Snowflake, Inc., Class A (A)	1,214	334,943
Switch, Inc., Class A	1,781	45,647
Twilio, Inc., Class A (A)	1,561	321,753
VeriSign, Inc. (A)	1,922	417,420
Semiconductors and semiconductor equipment – 33.0%
Advanced Micro Devices, Inc. (A)	8,014	915,600
Amkor Technology, Inc.	2,334	51,395
Analog Devices, Inc.	4,299	704,907
Applied Materials, Inc.	7,939	1,097,011
Azenta, Inc.	1,495	126,088
Broadcom, Inc.	3,666	2,147,836
Entegris, Inc.	3,418	409,613
First Solar, Inc. (A)	1,970	154,409
Intel Corp.	36,221	1,768,309
KLA Corp.	2,325	905,053
Lam Research Corp.	2,020	1,191,638
Lattice Semiconductor Corp. (A)	2,310	127,558
Marvell Technology, Inc.	10,051	717,641
Microchip Technology, Inc.	12,699	983,919
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	11,720	$964,204
MKS Instruments, Inc.	1,386	215,287
Monolithic Power Systems, Inc.	844	340,073
NVIDIA Corp.	14,024	3,433,917
NXP Semiconductors NV	2,753	565,576
ON Semiconductor Corp. (A)	10,915	643,985
Power Integrations, Inc.	1,194	96,368
Qorvo, Inc. (A)	2,937	403,191
QUALCOMM, Inc.	9,800	1,722,448
Silicon Laboratories, Inc. (A)	950	156,931
Skyworks Solutions, Inc.	4,536	664,615
SolarEdge Technologies, Inc. (A)	961	228,929
Synaptics, Inc. (A)	794	167,018
Teradyne, Inc.	4,883	573,411
Texas Instruments, Inc.	9,270	1,663,872
Universal Display Corp.	859	131,865
Wolfspeed, Inc. (A)	2,536	238,993
Xilinx, Inc.	5,772	1,117,171
Software – 32.4%
Adobe, Inc. (A)	3,273	1,748,764
Anaplan, Inc. (A)	1,769	85,407
ANSYS, Inc. (A)	1,850	629,019
Appian Corp. (A)	640	36,077
Asana, Inc., Class A (A)	663	34,794
Aspen Technology, Inc. (A)	1,815	272,540
Atlassian Corp. PLC, Class A (A)	991	321,421
Autodesk, Inc. (A)	2,168	541,545
Avalara, Inc. (A)	1,541	168,924
Bentley Systems, Inc., Class B	2,394	96,167
Bill.com Holdings, Inc. (A)	1,199	225,664
Blackline, Inc. (A)	859	78,916
Cadence Design Systems, Inc. (A)	5,057	769,372
Ceridian HCM Holding, Inc. (A)	2,853	216,314
Citrix Systems, Inc.	2,537	258,622
Consensus Cloud Solutions, Inc. (A)	374	21,206
Coupa Software, Inc. (A)	866	116,278
Crowdstrike Holdings, Inc., Class A (A)	1,419	256,328
Datadog, Inc., Class A (A)	2,572	375,795
Digital Turbine, Inc. (A)	1,048	46,269
DocuSign, Inc. (A)	1,348	169,538
Dolby Laboratories, Inc., Class A	1,410	123,869
DoubleVerify Holdings, Inc. (A)	257	7,109
Dropbox, Inc., Class A (A)	5,696	140,976
Duck Creek Technologies, Inc. (A)	390	9,965
Elastic NV (A)	941	87,748
Everbridge, Inc. (A)	691	35,324
Fair Isaac Corp. (A)	636	314,814
Five9, Inc. (A)	794	99,806
Fortinet, Inc. (A)	1,566	465,478
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Guidewire Software, Inc. (A)	1,864	$187,966
HubSpot, Inc. (A)	641	313,321
Intuit, Inc.	2,024	1,123,786
Manhattan Associates, Inc. (A)	1,406	188,221
McAfee Corp., Class A	910	23,342
Microsoft Corp.	15,316	4,762,970
MicroStrategy, Inc., Class A (A)	104	38,273
NCino, Inc. (A)	645	29,560
NortonLifeLock, Inc.	12,072	313,993
Nuance Communications, Inc. (A)	6,589	364,042
Nutanix, Inc., Class A (A)	2,382	65,124
Oracle Corp.	12,637	1,025,619
Palantir Technologies, Inc., Class A (A)	9,471	129,847
Palo Alto Networks, Inc. (A)	1,297	671,068
Paycom Software, Inc. (A)	918	307,805
Paylocity Holding Corp. (A)	715	145,846
Pegasystems, Inc.	724	71,835
PTC, Inc. (A)	2,233	259,609
Qualtrics International, Inc., Class A (A)	1,055	30,880
Rapid7, Inc. (A)	512	49,321
RingCentral, Inc., Class A (A)	970	171,195
salesforce.com, Inc. (A)	7,042	1,638,180
SentinelOne, Inc., Class A (A)	385	17,229
ServiceNow, Inc. (A)	937	548,876
Smartsheet, Inc., Class A (A)	2,225	138,440
Splunk, Inc. (A)	1,639	203,105
Sprout Social, Inc., Class A (A)	331	22,789
SS&C Technologies Holdings, Inc.	5,969	476,744
Synopsys, Inc. (A)	1,857	576,599
Teradata Corp. (A)	2,619	105,650
The Trade Desk, Inc., Class A (A)	6,123	425,793
Tyler Technologies, Inc. (A)	863	408,889
Unity Software, Inc. (A)	2,136	224,600
Varonis Systems, Inc. (A)	1,821	67,850
VMware, Inc., Class A	2,287	293,834
Workday, Inc., Class A (A)	1,559	394,443
Workiva, Inc. (A)	368	43,527
Zendesk, Inc. (A)	1,675	165,004
Zoom Video Communications, Inc., Class A (A)	938	144,715
Zscaler, Inc. (A)	924	237,570
Technology hardware, storage and peripherals – 11.4%
Apple, Inc.	30,452	5,322,399
Dell Technologies, Inc., Class C (A)	3,342	189,859
Hewlett Packard Enterprise Company	30,760	502,311
HP, Inc.	22,576	829,216
NetApp, Inc.	5,545	479,698
Pure Storage, Inc., Class A (A)	5,279	139,841
Seagate Technology Holdings PLC	6,226	667,116
Western Digital Corp. (A)	7,311	378,271
54	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.2%		$136,564
(Cost $136,564)
Short-term funds – 0.2%		136,564
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	136,564	$136,564
Total investments (Multifactor Technology ETF) (Cost $56,360,155) 100.1%		$74,653,986
Other assets and liabilities, net (0.1%)		(95,107)
Total net assets 100.0%		$74,558,879

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
MULTIFACTOR UTILITIES ETF

As of 1-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$18,097,469
(Cost $17,142,793)
Utilities – 99.9%		18,097,469
Electric utilities – 55.6%
Alliant Energy Corp.	4,862	291,039
American Electric Power Company, Inc.	11,818	1,068,347
Avangrid, Inc.	1,405	65,642
Duke Energy Corp.	9,072	953,104
Edison International	11,483	721,018
Entergy Corp.	6,330	707,504
Evergy, Inc.	6,369	413,730
Eversource Energy	7,680	687,283
Exelon Corp.	17,276	1,001,144
FirstEnergy Corp.	12,833	538,473
NextEra Energy, Inc.	7,575	591,759
NRG Energy, Inc.	5,954	237,743
OGE Energy Corp.	4,889	185,391
Pinnacle West Capital Corp.	3,753	261,246
PPL Corp.	18,187	539,790
The Southern Company	12,906	896,838
Xcel Energy, Inc.	13,209	920,139
Gas utilities – 3.6%
Atmos Energy Corp.	3,263	349,859
UGI Corp.	6,523	295,818
Independent power and renewable electricity producers – 3.6%
Brookfield Renewable Corp., Class A	1,975	67,585
Clearway Energy, Inc., Class A	670	20,670
Clearway Energy, Inc., Class C	1,528	51,463
The AES Corp.	13,225	293,331
Vistra Corp.	10,332	225,341
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 33.2%
Ameren Corp.	6,391	$567,137
CenterPoint Energy, Inc.	16,562	469,698
CMS Energy Corp.	6,916	445,252
Consolidated Edison, Inc.	8,567	740,617
Dominion Energy, Inc.	7,117	574,057
DTE Energy Company	5,615	676,214
NiSource, Inc.	13,845	403,997
Public Service Enterprise Group, Inc.	10,830	720,520
Sempra Energy	6,078	839,737
WEC Energy Group, Inc.	5,845	567,199
Water utilities – 3.9%
American Water Works Company, Inc.	3,203	515,042
Essential Utilities, Inc.	3,975	193,742

SHORT-TERM INVESTMENTS – 0.5%		$93,562
(Cost $93,562)
Short-term funds – 0.5%		93,562
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (A)	93,562	93,562
Total investments (Multifactor Utilities ETF) (Cost $17,236,355) 100.4%		$18,191,031
Other assets and liabilities, net (0.4%)		(73,795)
Total net assets 100.0%		$18,117,236

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 1-31-22.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$21,312,038	$21,312,038	—	—
Short-term investments	109,536	109,536	—	—
Total investments in securities	$21,421,574	$21,421,574	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$24,595,439	$24,595,439	—	—
Short-term investments	93,829	93,829	—	—
Total investments in securities	$24,689,268	$24,689,268	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$34,500,348	$34,500,348	—	—
Austria	896,769	896,769	—	—
Belgium	4,913,496	4,913,496	—	—
Chile	516,087	516,087	—	—
Czech Republic	382,728	382,728	—	—
Denmark	12,335,575	12,335,575	—	—
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	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Finland	$7,248,695	$7,248,695	—	—
France	55,214,759	55,214,759	—	—
Germany	43,199,755	43,199,755	—	—
Hong Kong	14,623,970	14,623,970	—	—
Ireland	5,527,209	5,527,209	—	—
Israel	2,541,171	2,541,171	—	—
Italy	11,269,421	11,269,421	—	—
Japan	121,321,062	121,321,062	—	—
Jordan	174,470	174,470	—	—
Luxembourg	1,918,543	1,918,543	—	—
Macau	172,754	172,754	—	—
Mexico	85,335	85,335	—	—
Netherlands	24,391,627	24,391,627	—	—
New Zealand	814,120	814,120	—	—
Norway	3,250,143	3,250,143	—	—
Portugal	893,397	893,397	—	—
Singapore	9,677,035	9,677,035	—	—
Spain	12,916,171	12,916,171	—	—
Sweden	17,544,722	17,544,722	—	—
Switzerland	53,248,614	53,248,614	—	—
United Arab Emirates	103	—	$103	—
United Kingdom	75,457,568	75,457,568	—	—
United States	162,237	162,237	—	—
Preferred securities	3,361,218	3,361,218	—	—
Short-term investments	156,840	156,840	—	—
Total investments in securities	$518,715,942	$518,715,839	$103	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$29,325,376	$29,325,376	—	—
Chile	2,738,289	2,738,289	—	—
China	172,927,991	172,927,991	—	—
Hong Kong	12,462,037	12,462,037	—	—
India	120,491,386	120,407,900	—	$83,486
Indonesia	13,675,673	13,675,673	—	—
Malaysia	12,686,924	12,686,924	—	—
Mexico	16,964,663	16,964,663	—	—
Philippines	7,917,789	7,917,789	—	—
Poland	6,622,686	6,622,686	—	—
Romania	154,849	154,849	—	—
Russia	19,575,713	19,575,713	—	—
Saudi Arabia	21,771,251	21,771,251	—	—
South Africa	32,937,854	32,937,854	—	—
South Korea	85,308,588	85,308,588	—	—
Taiwan	116,763,308	116,763,308	—	—
Thailand	14,318,575	14,318,575	—	—
Turkey	2,022,635	2,022,635	—	—
United States	287,625	287,625	—	—
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	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Preferred securities	$10,709,630	$10,709,630	—	—
Rights	21,334	—	$21,334	—
Short-term investments	2,583	2,583	—	—
Total investments in securities	$699,686,759	$699,581,939	$21,334	$83,486

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$24,788,471	$24,788,471	—	—
Short-term investments	91,702	91,702	—	—
Total investments in securities	$24,880,173	$24,880,173	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$29,780,812	$29,780,812	—	—
Short-term investments	95,138	95,138	—	—
Total investments in securities	$29,875,950	$29,875,950	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$41,957,765	$41,957,765	—	—
Short-term investments	146,785	146,785	—	—
Total investments in securities	$42,104,550	$42,104,550	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$17,545,502	$17,545,502	—	—
Short-term investments	128,328	128,328	—	—
Total investments in securities	$17,673,830	$17,673,830	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$776,515,008	$776,515,008	—	—
Short-term investments	853,047	853,047	—	—
Total investments in securities	$777,368,055	$777,368,055	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$17,230,279	$17,230,279	—	—
Short-term investments	82,328	82,328	—	—
Total investments in securities	$17,312,607	$17,312,607	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$18,039,907	$18,039,907	—	—
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	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Media and Communications ETF (continued)
Short-term investments	$52,049	$52,049	—	—
Total investments in securities	$18,091,956	$18,091,956	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$2,500,619,147	$2,500,619,147	—	—
Short-term investments	3,393,087	3,393,087	—	—
Total investments in securities	$2,504,012,234	$2,504,012,234	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$403,164,503	$403,164,503	—	—
Short-term investments	951,719	951,719	—	—
Total investments in securities	$404,116,222	$404,116,222	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$74,517,422	$74,517,422	—	—
Short-term investments	136,564	136,564	—	—
Total investments in securities	$74,653,986	$74,653,986	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$18,097,469	$18,097,469	—	—
Short-term investments	93,562	93,562	—	—
Total investments in securities	$18,191,031	$18,191,031	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	1,822	$67,404	$1,154,519	$(1,203,685)	$(14)	$1	$1,064	$27	$18,225
Multifactor Consumer Staples ETF
John Hancock Collateral Trust	261	$133,358	$574,165	$(704,867)	$(54)	$8	$452	$23	$2,610
Multifactor Developed International ETF
John Hancock Collateral Trust	5,475	$9,839,807	$33,832,472	$(43,617,105)	$(622)	$213	$148,304	$82	$54,765
|	59

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	—	$1,165,140	$6,586,470	$(7,751,597)	$(42)	$29	$54,325	—	—
Multifactor Energy ETF
John Hancock Collateral Trust	—	—	$165,009	$(165,007)	$(2)	—	$33	—	—
Multifactor Financials ETF
John Hancock Collateral Trust	—	$17,009	$384,225	$(401,236)	$2	—	$239	—	—
Multifactor Healthcare ETF
John Hancock Collateral Trust	4,710	—	$491,903	$(444,782)	$(5)	—	$313	$1	$47,116
Multifactor Industrials ETF
John Hancock Collateral Trust	404	$2,898	$115,782	$(114,642)	$(1)	—	$129	—	$4,037
Multifactor Large Cap ETF
John Hancock Collateral Trust	34,257	$375,359	$4,502,002	$(4,534,517)	$(185)	$(3)	$5,959	$116	$342,656
Multifactor Materials ETF
John Hancock Collateral Trust	—	—	$31,219	$(31,219)	—	—	$191	—	—
Multifactor Media and Communications ETF
John Hancock Collateral Trust	—	—	$323,534	$(323,529)	$(5)	—	$1,687	—	—
Multifactor Mid Cap ETF
John Hancock Collateral Trust	134,033	$3,521,824	$44,612,741	$(46,792,923)	$(1,011)	$33	$38,810	$663	$1,340,664
Multifactor Small Cap ETF
John Hancock Collateral Trust	57,120	$920,269	$10,382,368	$(10,730,810)	$(476)	$(12)	$5,560	$258	$571,339
Multifactor Technology ETF
John Hancock Collateral Trust	—	$60,831	$671,406	$(732,233)	$(5)	$1	$1,307	—	—
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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